As filed with the SEC on April 28, 2008
Registration No. 333-141878
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 1 [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
Amendment No. 42 [X]
FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
(Exact name of registrant)
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Name of depositor)
82 Devonshire Street
Boston, Massachusetts 02109
(Address of depositor's principal executive offices)
Depositor's telephone number: (800) 544-8888
_________________________________________________
JON J. SKILLMAN
President
Fidelity Investments Life Insurance Company
82 Devonshire Street, V5A
Boston, Massachusetts 02109
(Name and address of agent for service)
___________________________________________________________
Copy to:
MICHAEL BERENSON
MORGAN, LEWIS & BOCKIUS LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
___________________________________________________________

Individual Variable Annuity Contracts -- Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Registrant has registered an indefinite number of securities.

It is proposed that this filing will become effective (check appropriate space):
immediately upon filing pursuant to paragraph (b) of rule 485
X	on April 30, 2008, pursuant to paragraph (b) (1) (iii) of rule 485
60 days after filing pursuant to paragraph (a) (1) of rule 485 on ______, pursuant to paragraph (a) (1) of rule 485
	75 days after filing pursuant to paragraph (a) (2) of rule 485	Page _ of _
	on , pursuant to paragraph (a) (2) of rule 485	Exhibit Index Appears on Page __

Prospectus

Fidelity Growth and Guaranteed IncomeSM Annuity

Introduction

This prospectus describes a single premium deferred variable annuity contract with a guaranteed withdrawal for life benefit (the "Contract") offered by Fidelity Investments Life Insurance Company ("FILI", "we", or "us") through Fidelity Investments Variable Annuity Account I (the "Variable Account"). All guarantees described in the Contract are subject to the claims paying ability of FILI. We are a life insurance company that is one of the group of financial service companies known as Fidelity Investments.

The Contract may be owned by one or two individuals. A Contract may also be owned by a trust that exists for the benefit of one or two individuals. You, the Owner or Owners, may purchase a Contract (1) on a non-qualified basis or (2) on a qualified basis as an Individual Retirement Annuity ("IRA") under Section 408(b) of the Internal Revenue Code of 1986, as amended.

Legal Information

This prospectus provides information that a prospective investor should know before investing. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2008. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling us at 1-800-544-2442 or by accessing the SEC Internet website (at http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page <Click Here>.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It does not constitute an offering unless accompanied by either the current prospectus for the Money Market Investment Option or the current prospectuses for all the Investment Options.

The Contract is not available in all states. This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

FOR FURTHER INFORMATION CALL US:

Nationally 1-800-544-2442

Date: April 30, 2008

Investment Options

You may currently direct your money to one or both of two available variable subaccounts (the "Investment Options"). The value of the money you invest in any Investment Option will vary with the investment performance of the single mutual fund portfolio (the "Fund") in which the Investment Option invests. We may add additional Investment Options in the future and limit the percent of any allocation to an Investment Option.

One subaccount invests solely in the Fidelity VIP Balanced Portfolio. The other invests solely in the Fidelity VIP FundsManagerSM 60% Portfolio.

The Fidelity VIP Balanced Portfolio is managed by Fidelity Management & Research Company ("FMR"). The Fidelity VIP FundsManagerSM 60% Portfolio is managed by Strategic Advisers®, Inc. ("Strategic Advisers").

GMWB

Prospectus Contents

Glossary	<Click Here>
Fee Table	<Click Here>
Summary of the Contract	<Click Here>
Facts About FILI, the Variable Account and the Funds
FILI	<Click Here>
The Variable Account	<Click Here>
Financial Statements	<Click Here>
The Funds	<Click Here>
Facts about the Contract
Purchase of a Contract	<Click Here>
Application and Purchase Payment	<Click Here>
Free Look Privilege	<Click Here>
Investment Allocation of Your Purchase Payment	<Click Here>
Making Exchanges Among Investment Options	<Click Here>
Accumulation Units	<Click Here>
Withdrawals	<Click Here>
Guaranteed Withdrawal Benefit for Life	<Click Here>
Systematic Withdrawal Program	<Click Here>
Postponement of Payment	<Click Here>
Signature Guarantee or Customer Authentication	<Click Here>
Charges	<Click Here>
Automatic Transfer to Money Market Investment Option Upon Due Proof of Death	<Click Here>
Required Distributions On Death of Owner	<Click Here>
Annuity Date	<Click Here>
Annuity Income	<Click Here>
Contracts Owned by Trusts	<Click Here>
Reports to Owners	<Click Here>
Tax Considerations	<Click Here>
Other Contract Provisions	<Click Here>
Selling the Contracts	<Click Here>
Special Provisions Applicable to Sales Under Sponsored Arrangements	<Click Here>
More About the Investment Options and the Funds
Changes in Investment Options	<Click Here>
Total Return for an Investment Option	<Click Here>
Voting Rights	<Click Here>
Resolving Material Conflicts	<Click Here>
Litigation	<Click Here>
Appendix A: Guaranteed Withdrawal Benefit for Life Examples	<Click Here>
Appendix B: Table of Accumulation Unit Values 	<Click Here>
Table of Contents of the Statement of Additional Information	<Click Here>

GMWB

Glossary

Accumulation Unit - A unit of interest in an Investment Option.

Accumulation Unit Value - The value of a particular Accumulation Unit at a particular time.

Annuitant or Annuitants - The person(s) designated by the Owner(s) whose age and life determine eligibility for benefits under the Guaranteed Withdrawal Benefit For Life provision and the Annuity Income provisions.

Annuity Date - A date selected by the Owner(s) for annuity income payments to begin. This date can be as late as the first day of the calendar month on or after the Contract Anniversary that falls on or after the oldest Owner's 95th birthday.

Beneficiary or Beneficiaries - The person or persons who receive money from the Contract if all the Owners and Annuitants die before the Annuity Date.

Code - The Internal Revenue Code of 1986, as amended.

Contract - The annuity contract described in this prospectus.

Contract Anniversary - The same month and day as the Contract Date in each later year.

Contract Date - The date your Contract becomes effective. We show this date in your Contract.

Contract Value - The total amount attributable to a Contract at any time before annuity income payments begin.

Contract Year - A year that starts on the Contract Date or a Contract Anniversary and ends at the close of business on the day before the next Contract Anniversary.

Exchanges - Transfers of values among the Investment Options.

Funds - The mutual fund portfolios in which the Investment Options invest.

Gross Withdrawal - The amount by which a withdrawal reduces the Contract Value. Such amount may include a Surrender Charge and taxes.

Guaranteed Withdrawal Benefit Amount ("GWB Amount") - The amount you are eligible to withdraw each Contract Year after the youngest Annuitant reaches age 59 1/2.

Guaranteed Withdrawal Benefit Value ("GWB Value") - The value we use to determine your GWB Amount.

Investment Options - The Subaccounts of the Variable Account to which you may allocate your Contract Value. Each Subaccount invests exclusively in the shares of one Fund.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in sections 408(a) and (b) respectively, of the Code. When it is used to refer to a Qualified Contract, it means a Contract that qualifies as an Individual Retirement Annuity as defined in section 408(b) of the Code.

Money Market Period - The period of time during the Contract's Free Look Period where your Contract will be invested entirely in the Money Market Investment Option if your Contract is a Qualified Contract or if state law requires that we return at least the amount of your Purchase Payment.

Non-qualified Contract - A contract other than a Qualified Contract. This type of Contract may be purchased with money from any source.

Owner(s) - also "You" or "Your" - The one or two persons who have the ownership rights and privileges under the Contract. Two people may purchase a Contract only if they are spouses.

Qualified Contract - A Contract that qualifies as an Individual Retirement Annuity under Section 408(b) of the Code.

Purchase Payment - The single premium amount you invest in a Contract before any deduction for premium taxes.

Subaccounts - The divisions of the Variable Account, each of which invests exclusively in the shares of one Fund.

Total Return - A measure of the investment performance for an Investment Option from one Valuation Period to the next.

GMWB

Valuation Period - The period of time between one determination of the value of Accumulation Units to the next determination. We make determinations as of the close of business of the New York Stock Exchange (normally 4 p.m. Eastern Time) each day that the Exchange is open for trading.

Variable Account - Fidelity Investments Variable Annuity Account I.

Withdrawal Percentage - The percentage we use to determine the GWB Amount for your Contract each Contract Year. The first withdrawal you make after the youngest Annuitant reaches age 59 1/2 will determine the Withdrawal Percentage for the duration of your Contract.

You, you or Your, your - The one or two persons who own a Contract. Once the Contract is issued, the Owner(s) may not be changed. You may not remove an Owner.

GMWB

FEE TABLE

The following table describes the fees and expenses that you will pay when buying, owning or surrendering the Contract, not including Fund fees and expenses. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Surrender Fees (as a percentage of amount surrendered during first 5 Contract Years)[1]	2%
Premium Taxes (as a percentage of Contract Value or Purchase Payment)[2]	0%-3.5%

The following table describes the fees and expenses that you will pay periodically while you own your Contract, not including Fund fees and expenses.

Maximum Charge
Separate Account Annual Expenses (as a percentage of average account value)
Mortality and Expense Risk Charge	1.00%[3]
Administrative Charge	0.25%
Total Separate Account Annual Fees	1.25%[4]

The next table describes the fees and expenses associated with the Funds that you will pay periodically during the time that you own a Contract. The table shows the minimum and maximum fees and expenses charged by any of the Funds. More detail concerning each Fund's fees and expenses is contained in its prospectus.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets including management fees, distribution and/or service (12b-1) fees, and other expenses)[5] 	0.35%	0.84%

1 Surrender Charge will not apply to GWB Amounts or amounts withdrawn pursuant to a systematic withdrawal program to meet minimum required distributions under the Code.

2 Premium tax rate varies by state and the type of Contract you own.

3 For two Annuitants. If there is only one Annuitant on the Contract Date, the annual Mortality and Expense Risk Charge will be 0.85%.

4 For two Annuitants. If there is only one Annuitant on the Contract Date, the Total Separate Account Annual Fees will be 1.10%.

5 The expenses shown do not reflect any fee waivers or expense reimbursements. The advisers and /or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below certain specified limits. The minimum and maximum Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursement arrangements are taken into consideration are 0.39% and 0.79% respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.

The annual operating expenses provided are based on estimated expenses.

GMWB

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that you are 50 years old when the Contract is purchased and your investment has a 5% return each year. The Example reflects the impact of Surrender Fees, Separate Account Annual Expenses, and the maximum fees and expenses of any of the Funds. This Example assumes that no premium tax was deducted. Although your actual costs may be higher or lower, based on these assumptions your costs would be as shown immediately below:

(a) If you surrender Your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$418	$873	$1,355	$2,421

(b) If you annuitize at the end of the applicable period or do not surrender your Contract:

1 year	3 years	5 years	10 years
$212	$655	$1,124	$2,421

GMWB

Summary of the Contract

Purpose

This variable annuity Contract allows you, the Owner(s), to accumulate money on a tax-deferred basis before the Annuity Date. Money used to fund a Qualified Contract already receives tax-deferral so this contract should not be purchased solely for this reason. For Contracts owned by individuals, all Owners must be age 85 or younger on the Contract Date. For Contracts owned by revocable grantor trusts, the Annuitant(s) must be age 85 or younger on the Contract Date. We designed the Contract to provide assistance in meeting retirement income goals by providing a withdrawal feature that allows for guaranteed withdrawals that begin when the youngest Annuitant reaches age 59 1/2 and last for the life or lives of the Annuitant(s).

You may invest in one or both of the two Investment Options available under the Contract. Each Investment Option invests exclusively in shares of one Fund. Values invested in the Investment Options may increase, decrease or stay the same. You bear the investment risk.

A Non-qualified Contract may be purchased with money from any source. Qualified Contracts should only be purchased with money transferred from an IRA or rolled over from a qualified plan such as a 401(a), or a 401(k) plan, a 403(b) plan, or a governmental 457(b) plan.

The Contract provides for a withdrawal benefit where you may make withdrawals of a guaranteed amount each Contract Year for the life or lives of the Annuitant(s). The amount you can withdraw under this benefit may change each year. The Contract also provides for annuity income payments to the Owner(s) each month beginning on the Annuity Date. You select the Annuity Date and the Annuitant(s) subject to certain conditions. If at any time you elect to receive annuity income payments using the Contract Value and any annuity purchase rates offered by us, the Guaranteed Withdrawal Benefit For Life feature will cease immediately.

YOU SHOULD PURCHASE THIS CONTRACT ONLY IF YOU ARE BUYING IT FOR THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE FEATURE. WE OFFER, FOR A LOWER CHARGE, A SUBSTANTIALLY SIMILAR VARIABLE ANNUITY WHICH DOES NOT INCLUDE THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE FEATURE. Please call us at 1-800-544-2442 if you would like a prospectus for that variable annuity.

Before the Annuity Date, you may exchange your Contract for any immediate annuity contract we then offer.

Minimum Purchase Payment Amount

To purchase a Contract, you must generally make a single Purchase Payment of at least $25,000. A smaller Purchase Payment is available under some sponsored arrangements. Additional Purchase Payments are not allowed. If you are purchasing a Contract by exchanging one or more annuity contracts or life insurance policies, or if your Purchase Payment will be paid from different sources (e.g. personal check and proceeds from a brokerage account), we will allow the proceeds to be used as the Purchase Payment for this Contract. In general, the aggregate value of all the proceeds must be at least $25,000.

We currently limit the amount of any Purchase Payment to $3,000,000 without our prior approval. We reserve the right to reject any Purchase Payment. We also reserve the right to reject a Purchase Payment made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

Withdrawals

You may withdraw part or all of your Contract Value at any time prior to the Annuity Date. See Withdrawals on page <Click Here>.

The first withdrawal you make after the youngest Annuitant reaches age 59 1/2 triggers the commencement of the Guaranteed Withdrawal Benefit for Life feature. You may then withdraw a Guaranteed Withdrawal Benefit Amount ("GWB Amount") each Contract Year until there is no longer any living Annuitant. The GWB Amount may change each Contract Year. See Guaranteed Withdrawal Benefit For Life on page <Click Here>.

Withdrawals taken during the first five (5) Contract Years will be subject to a Surrender Charge unless (1) the withdrawal is taken under the Guaranteed Withdrawal Benefit For Life feature, (2) the withdrawal is taken to comply with the minimum required distributions for Qualified Contracts under the Code and is taken as part of a Systematic Withdrawal Program offered by us, or (3) as a required distribution following the death of an Owner. If you withdraw all of your Contract Value, the Contract will end unless you are eligible to receive withdrawals under the Guaranteed Withdrawal Benefit For Life feature.

The Contract Value is before any deductions for any Surrender Charge we may impose and any taxes withheld, so the amount you receive may be less than the amount you withdraw.

GMWB

Certain withdrawals may be subject to a federal penalty tax as well as federal income tax. See Tax Considerations on page <Click Here>.

Guaranteed Withdrawal Benefit For Life

Under this benefit, you are eligible to take one or more withdrawals up to the GWB Amount each Contract Year starting when the youngest Annuitant reaches age 59 1/2. The GWB Amount may change each year. You are eligible to take the GWB Amount each Contract Year until there is no longer any living Annuitant.

On each Contract Anniversary following your first GWB Amount withdrawal, we determine a GWB Amount for the ensuing Contract Year. We do this by multiplying a percentage, called a "Withdrawal Percentage", by a value called the Guaranteed Withdrawal Benefit Value ("GWB Value"). The Withdrawal Percentage will be a percentage between 4.5% and 7%. We will set the Withdrawal Percentage for your Contract the first time you take a withdrawal after the youngest Annuitant reaches age 59 1/2. The Withdrawal Percentage will be based on the age and number of Annuitants. On the Contract Date, the GWB Value equals your Purchase Payment. The GWB Value may increase from one Contract Year to the next. On each Contract Anniversary before the oldest Annuitant turns 85, the GWB Value will be compared to the Contract Value and if the Contract Value is greater than the GWB Value, the GWB Value will be increased to equal the Contract Value. The GWB Value may also decrease under certain conditions. Withdrawals that exceed the GWB Amount or that are taken before the youngest Annuitant reaches age 59 1/2 may significantly reduce the value of this benefit. See Guaranteed Withdrawal Benefit For Life on page <Click Here> and the examples shown in Appendix A.

For Contracts not owned by a trust, Owner(s) must be Annuitant(s). Because the Code requires certain distributions following the death of an owner, we limit joint ownership to spouses only. If the Contract has a single Owner, that Owner may name a spouse as a joint Annuitant. In the case of a trust owned Contract, the grantor of the trust must be an Annuitant. The grantor's spouse may also be named as a joint Annuitant. We do not recommend naming a civil union partner as a joint Owner or Annuitant because federal tax law does not extend the same contract continuation rights to civil union partners as it does to spouses. See Required Distributions on Death of Owner on page <Click Here>.

Annuity Income

For a Contract issued to one Owner, we pay fixed annuity income to the Owner beginning on the Annuity Date if the Owner is still alive on the Annuity Date. For a Contract issued to two Owners, we pay fixed annuity income to the Owners if either (1) both the Owners are alive on the Annuity Date or (2) one Owner is still alive on the Annuity Date and the surviving Owner was the deceased Owner's spouse at the time of death and elected to continue the contract as his or her own.

You may elect to receive annuity income payments under any of our available annuity income options. The Contract offers two annuity income options:

(1) You may receive the greater of (a) or (b) where (a) is your eligible GWB Amount that will be paid to you as annuity income until there is no longer any living Annuitant, and (b) is the amount of annuity income that will be paid to you by applying your Contract Value as of the Annuity Date to annuity purchase rates that will pay you monthly annuity income until there is no longer any living Annuitant. If on the death of the last surviving Annuitant the total of all annuity income provided on or after the Annuity Date is less than the Contract Value at the end of the Annuity Date Valuation Period, we will refund the difference to your Beneficiary, and

(2) You may have the Contract Value applied to annuity purchase rates that will pay you monthly annuity income until there is no longer any living Annuitant or for 120 monthly payments, whichever is longer.

Annuity income option (2) is available on any Annuity Date. If annuity option (2) is selected, benefits under the Guaranteed Withdrawal Benefit For Life feature will terminate.

Annuity income option (1) is only available on the latest possible Annuity Date unless the Contract Value is reduced to an amount below the lesser of $2,500 or the GWB Amount and the Contract is converted to an annuity income option. See Conversion of GWB Amount Payments on page <Click Here>.

If your Contract is a Qualified Contract, the Annuity Income options described above may be limited or modified to comply with requirements under the Code. For example, on your Annuity Date, the refund feature under Annuity Income option (1) may be unavailable and any guarantee period under any annuity income option may be limited to the life expectancy of the Annuitant(s) as determined by federal income tax regulations. See Annuity Date on page <Click Here>.

Death Of Owner(s) And Last Surviving Annuitant

If all the Owners die before the Annuity Date, then at the close of the Valuation Period in which we receive due proof of death of the last surviving Owner, we will transfer the Contract Value that is in the other Investment Options to the Money Market Investment Option. If the Contract only has one Owner and joint Annuitants, we will transfer any portion of the Contract Value that is in the other Investment Options to the Money Market Investment Option when we receive due proof of death of the last surviving Annuitant. See Automatic Transfer to Money Market Investment Option Upon Due Proof Of Death on page <Click Here>.

GMWB

Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options. If the Contract Value for any one Beneficiary is less than $5,000 when we have received all required documentation, then we will send that Beneficiary their entire portion of the Contract Value. See Required Distributions On Death of Owner on page <Click Here>.

Required Distributions on Death of Owner

If any Owner dies before the Annuity Date, the Contract must be distributed according to the requirements of the Code in order for the Contract to qualify as an annuity for tax purposes.

If the Contract has more than one Owner and the surviving Owner is a spouse of the Owner at time of death, the surviving Owner may continue the Contract and all terms and conditions of the Contract will remain in force.

If an Owner dies, we will not make annuity income payments to the Owner(s) even if the Contract Value has not been distributed by the Annuity Date unless (1) the Contract was owned jointly by spouses, and (2) the surviving spouse elected to continue the Contract as his or her own. See Required Distributions On Death of Owner on page <Click Here>.

Surviving Owner or Annuitant

If a Contract has two Owners and one Owner dies, the surviving Owner, not the Beneficiary(ies), has the right to the Contract Value. If the Contract is owned by a single Owner, a trust or is a Qualified Contract and there are two Annuitants and one Annuitant dies, the surviving Annuitant, not the Beneficiary(ies) has the right to the Contract Value.

If all the Owners (or Annuitants in the case of Contracts owned by a trust and Qualified Contracts) die before the Annuity Date, then the Beneficiary(ies) have the right to the Contract Value.

A surviving spouse who is a surviving Owner and/or a surviving Annuitant will be able to continue the Contract as his or her own and will be treated as having been the sole Owner from the Contract Date. Such a surviving spouse will be able to change the Annuity Date to a date as late as the first day of the calendar month on or after the Contract Anniversary that falls on or after his or her 95th birthday as long as the Owner dies before the original Annuity Date. Otherwise the Contract Value must be distributed in accordance with the applicable provisions of the Code. See Required Distributions on Death of Owner on page <Click Here>.

Charges

You will incur the following charges in connection with the Contracts.

(1) Mortality and Expense Risk Charge. For a Contract with two Annuitants on the Contract Date, we assess a daily charge against each Contract's assets at an annual rate of 1.00%. For a Contract with one Annuitant on the Contract Date, the annual rate is 0.85%.

(2) Administrative Charge. We assess a daily charge against each Contract's assets at an annual rate of 0.25%.

(3) Surrender Charge. We assess a 2% Surrender Charge on Withdrawals during the first five Contract Years. A Surrender Charge will not apply to withdrawals (1) under the Guaranteed Withdrawal Benefit For Life feature, (2) taken to comply with the minimum required distributions for Qualified Contracts under the Code and is taken as part of a Systematic Withdrawal Program offered by us, or (3) that are required following the death of an Owner. A Surrender Charge will not be assessed on the Annuity Date.

(4) Premium Taxes. We impose a charge equal to any premium taxes we are required to pay. Generally we impose the charge at the time we are required to pay the tax. In most states the charge is imposed on the Annuity Date. In some states it is imposed when Purchase Payments are made. See Charges on page <Click Here>.

(5) Funds' Expenses. The portfolios in the Funds pay monthly management fees and other expenses. See the prospectuses for the Funds for discussions of expenses.

(6) Other Taxes. We reserve the right to charge for any other taxes (in addition to premium taxes) that we may have to pay. See FILI's Tax Status on page <Click Here>.

For further information about fees and expenses generally, see Charges on page <Click Here>.

GMWB

FILI or its insurance agency affiliate receives annual compensation of up to 0.40% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the fee table.

Free Look Period

You have the right to cancel the purchase of your Contract for at least ten days after you receive it. We assume it will take five days from the day we mail the Contract until you receive it. This is called the "Free Look Period". The time you have to return your Contract may be longer, depending on the state where you purchase the Contract and other factors.

Some states allow us to refund your Contract Value plus any deductions made for premium taxes. Other states require that we return at least your Purchase Payment for at least a portion of the Free Look Period.

If your Contract is a Qualified Contract or if state law requires that we return at least the amount of your Purchase Payment, then your Contract will be invested entirely in the Money Market Investment Option for either 15 days or the length of time we are required to return at least the amount of your Purchase Payment, whichever is longer. This is called the Money Market Period. Then at the close of the Valuation Period in which the Money Market Period expires, we will transfer your Contract Value to the other Investment Options in accordance with your most recent allocation instructions. Together with your Contract, we will notify you of the date on which your Free Look Period ends. If you cancel the Contract during the Money Market Period, we will pay you the greater of your Contract Value plus any deductions made for premium taxes or your Purchase Payment. For other cancellations, we will pay you your Contract Value plus any deductions made for premium taxes.

If your Contract is a non-Qualified Contract and state law requires that we return an amount based on your Contract Value, then money you allocate to the Investment Options will be invested in your selected Investment Options beginning on the Contract Date.

See Free Look Privilege on page <Click Here>.

Important

The summary above provides only an overview of the more significant aspects of a Contract. You can find more detailed information in the rest of this Prospectus and in your Contract. Your Contract is the entire agreement between us and you, and you should retain your Contract.

Facts about FILI, the Variable Account, and the Funds

FILI

FILI is a stock life insurance company organized in 1981 and existing under the laws of the State of Utah. FILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. FILI is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity Investments companies. Edward C. Johnson 3d, the Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC. FILI's financial statements appear in the Statement of Additional Information. Our principal executive offices are located at 82 Devonshire Street, Boston, Massachusetts 02109. The address for our Annuity Service Center is P.O. Box 770001, Cincinnati OH 45277-0050.

THE VARIABLE ACCOUNT

Fidelity Investments Variable Annuity Account I is a separate investment account of FILI established on July 22, 1987. It is used to support the variable annuity contract described herein and other forms of variable annuity contracts issued by FILI, and for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

We are the legal owner of the assets in the Variable Account. As required by law, however, the assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, and may not be charged with liabilities from any other business we conduct. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Contracts.

GMWB

FINANCIAL STATEMENTS

Financial statements for FILI may be found in the Statement of Additional Information.

THE FUNDS

There are currently two available Investment Options in the Variable Account. In addition to the two available Investment Options, the Contract also provides for a Money Market Investment Option, which your Purchase Payment may be allocated to only during the Free Look period or following the death of the last surviving Owner or Annuitant. Each Investment Option invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund's assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund.

The following table describes the Funds' investment objective and lists each Fund's investment adviser or principal sub-adviser. This information is just a summary for each underlying Fund. There is, of course, no assurance that any Fund will meet its investment objective. You should read the Fund's prospectus for more information about that particular Fund. Each Investment Option invests in Investor Class shares of each Fund.

Fund	Investment Objective	Investment Adviser or any Sub-Adviser
FIDELITY
Fidelity VIP Balanced Portfolio	Seeks both income and capital growth	Fidelity Management & Research Company
Fidelity VIP FundsManagerSM 60% Portfolio	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP Money Market Portfolio	Seeks high level of current income consistent with the preservation of capital and liquidity	Fidelity Management & Research Company

Important: You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 800-544-2442.

Facts about the Contract

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained the necessary approval. You must complete an application to purchase any Contract.

Generally, you may purchase a Qualified Contract only with money transferred from a plan qualified under section 401(a) of the Code, a 403(b) mutual fund account or a 403(b) tax sheltered annuity, a governmental 457(b) plan or an IRA. You may purchase a Non-qualified Contract with money from any source.

To purchase a Contract, you must generally make a single Purchase Payment of at least $25,000. A smaller Purchase Payment is available under some sponsored arrangements. If you are purchasing a Contract by exchanging one or more annuity contracts or life insurance policies, or if your Purchase Payment will be paid from different sources (e.g. personal check and proceeds from a brokerage account), we will allow the proceeds to be used as the Purchase Payment for this Contract. The total value of all the proceeds must be at least $25,000.

All Annuitant(s) must be age 85 or younger.

GMWB

APPLICATION AND PURCHASE PAYMENT

Once we receive your completed application in a form acceptable to us, we will apply the Purchase Payment to the purchase of a Contract within two business days after we receive the application and Purchase Payment at our Annuity Service Center. The address of our Annuity Service Center is P.O. Box 770001, Cincinnati, OH 45277-0050. An application will not be acceptable to us if there is any missing, inconsistent or undecipherable information that would not allow us to review and process your application and apply your Purchase Payment. The date that we credit your Purchase Payment and your Contract becomes effective is called the Contract Date. Additional Purchase Payments are not allowed. If more than one annuity contract or life insurance policy is being exchanged, or if your Purchase Payment will be paid from different sources (e.g. personal check and proceeds from a brokerage account), we will allow the proceeds to be used as the Purchase Payment for this Contract. When you are purchasing a Contract by exchanging another annuity contract or life insurance policy, or if your Purchase Payment will be paid from different sources, your Contract Date will be the day we first receive proceeds from your existing annuity contract or life insurance policy or from any source.

We reserve the right to revoke the Contract if proceeds from all of the exchanged annuity contracts or life insurance policies or other different sources do not equal $25,000 in aggregate. We also reserve the right to not accept any proceeds received after 90 days of the Contract Date. If the Contract is revoked, we will return the Contract Value without application of any Surrender Charges.

If we receive an incomplete application, or one that is not in an acceptable form, we will request the information needed to complete the application. If your application remains incomplete or otherwise unacceptable for five business days, we will return your Purchase Payment unless we obtain your specific permission to retain it pending completion or revision of your application.

FREE LOOK PRIVILEGE

The law of the state in which your Contract is issued or delivered provides you with the right to cancel the purchase of your Contract for a limited period of time. The period varies by state, but is never less than ten days from the day you receive your Contract. We assume it will take five days from the day we mail the Contract until you receive it.

In some states the length of the Free Look Period may be different depending on the source of funds, the age of the purchaser, or for some other reason. Together with your Contract, we will notify you of the date on which your Free Look Period ends.

If your Contract is a Qualified Contract or if state law requires that we return at least the amount of your Purchase Payment, then your Contract will be invested entirely in the Money Market Investment Option for either 15 days or the length of time we are required to return at least the amount of your Purchase Payment, whichever is longer. At the close of the Valuation Period in which the Money Market Period expires, we will transfer your Contract Value to the other Investment Options in accordance with your most recent allocation instructions. If your Contract is a non-Qualified Contract and state law requires that we return an amount based on your Contract Value, then you will be invested in your selected Investment Options beginning on the Contract Date. For administration purposes, we reserve the right to process any investment allocation during the free look period through the Money Market Investment Option even if your Contract is Non-qualified and state law requires that we return an amount based on your Contract Value.

If you have exchanged more than one annuity contract or life insurance policy for the Contract or are funding the Purchase Payment for the Contract from different sources, you should expect that the proceeds from the annuity contracts, life insurance policies or other sources will be received by us on different days. We will allocate the first proceeds we receive to the Money Market Investment Option if your Contract is either a Qualified Contract or state law requires that we return at least the amount of your Purchase Payment. If your Contract is a Non-qualified Contract and state law requires that we return an amount based on your Contract Value, we will invest the proceeds in your selected Investment Options when we receive them. Your Free Look Period and Money Market Period, if applicable, will commence on the first day we receive proceeds from any of the annuity contracts or life insurance policies you have exchanged from, or from any other source. Any subsequent proceeds that are received after the Contract Date will be invested according to your most recent allocation instructions unless the Money Market Period, if applicable, has not expired. The receipt of subsequent proceeds will not extend or restart the Free Look Period or the Money Market Period, if applicable, under the Contract.

To cancel the purchase of your Contract, return the Contract to our Annuity Service Center before the end of the Free Look Period, together with a written cancellation request. You may not do this by telephone, fax or through the Internet. Depending on applicable state and federal law, we will promptly pay you either your Contract Value plus any deductions made for premium taxes, or your Purchase Payment. Where we are required by state or federal law to return at least the amount of your Purchase Payment, we will pay you the greater of your Contract Value plus any deductions made for premium taxes or your Purchase Payment.

GMWB

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENTS

You choose how to allocate your Purchase Payment among the available Investment Options and the percentage to be allocated to each. During the Contract's Free Look Period, we reserve the right to allocate your Purchase Payment to the Money Market Investment Option if your Contract is either a Non-qualified Contract issued in a state that requires a return of Purchase Payment or a Qualified Contract. We will allocate the value of your Contract to the Money Market Investment Option for a limited time following the death of the last surviving Owner or Annuitant. You may not choose to allocate your Purchase Payment or Contract Value to the Money Market Investment Option at any time. See Automatic Transfer To Money Market Investment Option Upon Due Proof Of Death and Free Look Privilege.

You choose the allocation of your Purchase Payment on the application. Depending on the state in which your Contract is delivered, amounts may be invested solely in the Money Market Investment Option for a short period of time after the Contract Date. Then we will transfer your Contract Value to the other Investment Options in accordance with your most recent allocation instructions. See Free Look Privilege.

Instructions may be expressed in dollars or in percentages. All instructions must be in whole numbers, not decimals or fractions. If you give us instructions that in our judgment are unclear or incomplete, your Purchase Payment will be allocated to the Money Market Investment Option until we receive instructions that are clear and complete. Instructions may be unclear or incomplete if percentage allocations do not total 100% or for some other reason. In the case of incomplete or unclear instructions, we will not be responsible for changes in unit values or for lost market opportunities.

At the time your Purchase Payment is invested in an Investment Option, we credit a number of Accumulation Units to your Contract based on each Investment Option's current Accumulation Unit Value.

You should verify the accuracy of your transaction confirmations and statements immediately after you receive them. If you find a discrepancy with regard to a particular transaction you should notify the Annuity Service Center promptly. We will not be responsible for losses unless you notify us within ten calendar days from the first time we mail a confirmation or statement with details of the transaction.

MAKING EXCHANGES AMONG INVESTMENT OPTIONS

  In General

Before the Annuity Date, you may make transfers of money ("Exchanges") among the available Investment Options by sending us instructions in writing, by calling us, or by using our Internet website. We do not accept instructions by fax or electronic mail. Firms or individuals making telephone exchange requests on behalf of multiple Contract owners may be required to provide additional information about those requests by other means, including via fax or a web site. Since only two Investment Options are currently available, it is recommended that you allow 90 days to pass before making a subsequent exchange to avoid triggering the restrictions described below in Frequent Trading Monitoring and Restriction Procedures on page <Click Here>.

Excessive Exchanges can disrupt the ability of a Fund to achieve its investment objective and increase the Fund's expenses. We reserve the right to limit the number of days on which you can make Exchanges, but you will always be able to make Exchanges on at least four days each calendar year unless you have been blocked from trading into all other available Investment Options as described below in Frequent Trading Monitoring and Restriction Procedures on page <Click Here>.

Your request to make an Exchange may be expressed in terms of dollars, such as a request to move $5,000 from one Investment Option to another. You may also request a percentage reallocation among Investment Options. Percentage requests must be made in whole numbers. You cannot move less than $250 from any Investment Option except that if you have less than $250 in an Investment Option you may move the entire amount.

  Making Exchanges by Telephone or Internet

Currently you may make Exchanges by telephone and/or Internet on up to four days in each calendar year. You may make Exchanges on additional days only by a letter to our Annuity Service Center.

We reserve the right to revise or terminate your ability to make Exchanges by telephone or through the Internet. We also reserve the right to limit the amount of any telephone or Internet Exchange or to reject any telephone or Internet Exchange.

We will not be responsible for any losses resulting from unauthorized telephone or Internet Exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record telephone calls. You should verify the accuracy of your Exchanges by checking the confirmations and statements we send to you as soon as you receive them. Notify the Annuity Service Center immediately if you find any discrepancies. We will not be responsible for losses unless you notify us within ten calendar days from the first time we mail a confirmation or statement containing details of the transaction.

GMWB

  Effective Date of Exchanges Among Investment Options

Any redemption from an Investment Option that is part of an Exchange among Investment Options will be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center, or receive it by telephone or through the Internet. Generally, the purchase of Accumulation Units in other Investment Options with the proceeds of the redemption will occur at the same time. However, if your Exchange involves (1) moving from an Investment Option that invests in an equity Fund that is in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, and (2) moving to an Investment Option that invests in a Fund that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, then there may be a delay in crediting the amount that is moving to the new Investment Option. The delay will last until the Investment Option from which the Exchange is being made obtains liquidity, or for seven days, whichever is shorter. During this period, the amount to be transferred from the illiquid Investment Option will be uninvested.

  Market Timing

Some Owners use firms or individuals who engage in market timing. Such firms or individuals usually obtain authorization from Owners to make Exchanges among the Investment Options on the basis of perceived market trends. Large Exchanges resulting from market timing activity may disrupt the management of the Funds and become a detriment to other Owners.

To protect Owners not engaging in market timing, we reserve the right to reject Exchanges communicated to us by anyone acting under a power of attorney on behalf of more than one Owner. We also reserve the right to reject Exchange instructions we receive from anyone that any Owner has authorized to make multiple Exchanges. We will exercise these rights only if we believe that doing so will prevent harm to other Owners.

  Short-Term Trading Risk

Frequent Exchanges among Investment Options by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund. Frequent Exchanges may reduce a Fund's performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the Fund's net asset value.

The Funds are also available in products issued by other insurance companies. There is a significant risk that short-term trading in the Funds may go undetected. The Funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the Funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners. As a result of the adoption of Rule 22c-2 of Investment Company Act of 1940, all Funds have entered into information sharing agreements with FILI that will require FILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

As outlined below, FILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the Funds' prospectuses for specific information about the Funds' short-term trading policies and risks.

  FILI Policies Regarding Frequent Trading

FILI does not authorize market timing. FILI has adopted policies and procedures designed to discourage frequent Exchanges as described below. If requested by a Fund, FILI will consider additional steps to discourage frequent Exchanges in that Fund, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchases or Exchanges in a Fund. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other mutual funds managed by FMR, may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds. FILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

Although there is no minimum holding period and Contract Owners can make withdrawals or Exchanges out of any Investment Option at any time, Contract Owners may ordinarily comply with FILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or make an Exchange out of that Investment Option.

GMWB

In addition, each Fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make FILI unable to execute Contract Owner purchase, withdrawal or exchange transactions involving that Fund on that trading day. FILI's policies and procedures are separate and independent from any policies and procedures of the Funds, and do not guarantee that the Funds will not reject orders placed by the Variable Account.

  Frequent Trading Monitoring and Restriction Procedures

FILI has adopted policies and procedures related to Exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or Exchange into an Investment Option followed by a withdrawal or Exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction within any rolling 12 month period, at least two of which are completed on different business days, will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies they own that are issued by FILI or its affiliates. This rule will apply even if the four or more round trips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the Owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is restarted and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership.

FILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect of any Contract owned or controlled commonly by a person who is the subject of a complex-wide block by the mutual funds managed by FMR.

Exceptions. FILI has approved the following exceptions to the frequent trading policy:

(1) Transactions in the Money Market Investment Option;

(2) Systematic Withdrawals up to the Guaranteed Withdrawal Benefit Amount and annuity payments will not count toward an Investment Option's roundtrip limits;

(3) FILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that FILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The frequent trading procedures will be applied consistently to all Owners.

ACCUMULATION UNITS

When your Purchase Payment is invested in an Investment Option we credit a number of Accumulation Units to your Contract. An Accumulation Unit is a unit of measure used to calculate the value of your Contract in the Investment Option. The Accumulation Unit Value for an Investment Option is the value of one Accumulation Unit of that Investment Option at a particular time.

We determine the number of Accumulation Units to credit by dividing the dollar amount allocated to an Investment Option by the value of one Accumulation Unit for that Investment Option as of the end of the Valuation Period in which the Purchase Payment is received at our Annuity Service Center. The value of each Investment Option's Accumulation Units changes with the Total Return of the Investment Option each day that there is trading on the New York Stock Exchange. The Total Return reflects the investment performance of the Investment Option for the Valuation Period and is net of the asset charges to the Investment Option. See Total Return for an Investment Option on page <Click Here>.

WITHDRAWALS

Any time before the Annuity Date, you may make a complete or partial withdrawal of your Contract Value.

We will send you the requested withdrawal amount less any applicable Surrender Charge and taxes withheld. You must send us written instructions from all the Owners to make a complete withdrawal. Your Contract will terminate once a complete withdrawal has been processed if the withdrawal causes the Guaranteed Withdrawal Benefit Value to reduce to zero. See Guaranteed Withdrawal Benefit For Life on page <Click Here>.

GMWB

If you request a partial withdrawal, you may choose the dollar amount or percentage to be withdrawn from each Investment Option. If you do not specify where we should take the money for a partial withdrawal, we will take it proportionately from all the Investment Options.

Partial withdrawals before the youngest Annuitant reaches age 59 1/2 or withdrawals that exceed the Guaranteed Withdrawal Benefit Amount allowed under the Guaranteed Withdrawal Benefit For Life feature may significantly impact the Guaranteed Withdrawal Benefit Amount by proportionally reducing the value upon which the benefit is determined. See Guaranteed Withdrawal Benefit For Life on page <Click Here>.

You may request partial withdrawals by using our internet website, sending a letter to the Annuity Service Center or calling us there. Withdrawals by telephone or internet are limited as follows: (1) no withdrawal may be for more than $100,000; (2) total telephone withdrawals in a seven day period cannot total more than $100,000; and (3) if we have recorded an address change for an Owner during the past 15 days, the limits in (1) and (2) become $10,000. We reserve the right to change telephone and internet withdrawal requirements or limitations.

For jointly owned Contracts, all checks will be made payable to both Owners. You may have the money transferred to your Fidelity Investments brokerage or mutual fund account. You may have the money transferred to your bank account if you have previously provided us with the necessary information about the account in connection with participation in the Systematic Withdrawal program.

Some withdrawals are subject to a federal penalty tax equal to 10% of the gain withdrawn. See Tax Considerations on page <Click Here>.

We will normally pay you the net amount of any complete or partial withdrawal within seven days after we receive the withdrawal request at the Annuity Service Center. The net amount is the amount of the withdrawal less any applicable Surrender Charge and taxes withheld.

We may defer payment from the Investment Options for longer than seven days under certain limited circumstances. See Postponement of Payment on page <Click Here>.

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE

When the youngest Annuitant reaches age 59 1/2, you are eligible to withdraw a specific amount each Contract Year called the Guaranteed Withdrawal Benefit Amount ("GWB Amount"). The GWB Amount, described below, is available for withdrawal each Contract Year during the Annuitant(s)' lifetime regardless of the amount in your Contract Value. You may make partial withdrawals up to the GWB Amount during the Contract Year. You are not required to make any withdrawals. However, unused portions of the GWB Amount are not cumulative and do not carry over into future Contract Years.

The GWB Amount is determined each Contract Year by multiplying the Guaranteed Withdrawal Benefit Value ("GWB Value"), described below, by the Withdrawal Percentage, also described below.

For Contracts not owned by a trust, Owner(s) must be Annuitant(s). Because the Code requires certain distributions following the death of an owner, we limit joint Ownership to spouses only. If the Contract has a single Owner, that Owner may name a spouse as a joint Annuitant at time of application. In the case of a trust owned Contract, the grantor of the trust must be an Annuitant. The grantor's spouse may also be named as a joint Annuitant at time of application. We do not recommend naming a civil union partner as a joint Owner or Annuitant because federal tax law does not extend the same contract continuation rights to civil union partners as it does to spouses. See Required Distributions on Death of Owner on page <Click Here>.

No benefit is payable until the youngest Annuitant reaches age 59 1/2. The Annuitant(s) will be shown on the Contract's Specification Page. The Annuitant(s) may not be changed after the Contract Date.

  GWB Amount

Your first withdrawal after the youngest Annuitant reaches age 59 1/2 will establish a Withdrawal Percentage from the table shown below. The initial GWB Amount is determined by multiplying the applicable Withdrawal Percentage by the GWB Value. Once the GWB Amount is determined for a Contract Year, it will not change for the rest of that Contract Year. On each subsequent Contract Anniversary, the GWB Amount may change as described below.

Before the youngest Annuitant reaches the age of 59 1/2, the GWB Amount is zero.

Once the youngest Annuitant reaches age 59 1/2, your first withdrawal will establish a Withdrawal Percentage that will never change.

GMWB

If the Contract has two Annuitants on the Contract Date and one Annuitant dies before a Withdrawal Percentage is determined, the age of the surviving Annuitant will be used to determine the applicable Withdrawal Percentage from the Two Annuitants Withdrawal Percentages column shown in the table below.

If you delay taking a first withdrawal until the youngest Annuitant reaches one of the older ages shown below, the Withdrawal Percentage shown for that older age will be used to determine the GWB Amount each Contract Year for the duration of the Contract. If you never take a withdrawal before the latest possible Annuity Date, the Withdrawal Percentage shown for ages 80 and older will be used to establish your eligible GWB Amount on the latest possible Annuity Date.

Youngest Annuitant's Age at First Withdrawal	One Annuitant Withdrawal Percentage	Two Annuitants Withdrawal Percentage
59 1/2-64	5%	4.5%
65-69	5%	5.0%
70-79	6%	5.5%
80 and older	7%	6.5%

For example, assume there are two Annuitants. Once the youngest Annuitant reaches age 59 1/2, you are eligible to make a withdrawal of the GWB Amount using a Withdrawal Percentage of 4.5%. If you make a withdrawal while the youngest Annuitant is 62, the withdrawal will be considered the first withdrawal and the Withdrawal Percentage of 4.5% will be used to determine the GWB Amount each Contract Year for the duration of the Contract. However, if you choose to wait until the youngest Annuitant turns age 65 to make the first withdrawal, the Withdrawal Percentage of 5% will be used to determine the GWB Amount each Contract Year for the duration of the Contract.

On each Contract Anniversary, a new GWB Amount will be calculated by multiplying the Withdrawal Percentage established by your first withdrawal after the youngest Annuitant reaches age 59 1/2 by the GWB Value on that same Contract Anniversary.

Generally, your new GWB Amount will be equal to or greater than the first GWB Amount established following the first withdrawal after the youngest Annuitant reached 59 1/2 as long as total withdrawals in any Contract Year do not exceed the GWB Amount for that same Contract Year.

Each time you make a withdrawal, your Contract Value will be reduced by the amount of the withdrawal. However, if total withdrawals in any Contract Year exceed the GWB Amount for that same Contract Year, there will be a proportionate reduction in your GWB Value as described below which may result in a lower GWB Amount in future Contract Years.

See Appendix A for examples of how your GWB Amount is calculated.

  GWB Value

The Contract has two related values; a Contract Value and a GWB Value. The Contract Value is determined by the method described in Accumulation Units on page <Click Here>. The GWB Value is a value that is used to determine the GWB Amount each Contract Year once you make your first withdrawal after the youngest Annuitant reaches age 59 1/2. Your Contract will also have a GWB Value before the date the youngest Annuitant reaches age 59 1/2, and during that time the GWB Value may increase or decrease as described below.

The GWB Value on the Contract Date is equal to the Purchase Payment. If you make withdrawals before the youngest Annuitant reaches age 59 1/2 the GWB Value will be reduced. See Withdrawals Before Youngest Annuitant Reaches Age 59 1/2 below.

If you make withdrawals after the youngest Annuitant reaches age 59 1/2 and the total withdrawals in a Contract Year are greater than the GWB Amount for that Contract Year, then the GWB Value will be reduced. See Withdrawals in Excess of Annual GWB Amount below.

On each Contract Anniversary prior to the oldest Annuitant turning age 85, the GWB Value is compared to the Contract Value to determine whether the GWB Value should be increased. If the Contract has joint Annuitants and the oldest Annuitant dies before the Contract Anniversary that falls on or after his or her 85th birthday, the surviving Annuitant's age will be used. If the oldest Annuitant dies on or after the Contract Anniversary that falls on or after his or her 85th birthday, the GWB Value is not compared to the Contract Value and will not increase.

If the Contract Value is lower than the GWB Value, the GWB Value will not change.

GMWB

If the Contract Value is greater than the GWB Value, the GWB Value will be automatically increased to equal the Contract Value. If you make a withdrawal on the Contract Anniversary, the withdrawal will be deducted from the Contract Value after it is compared to the GWB Value.

Any new GWB Value will be used to determine the GWB Amount for the rest of that Contract Year once the youngest Annuitant has reached age 59 1/2 and a Withdrawal Percentage has been established by your first withdrawal of a GWB Amount.

If you make any withdrawals before you are eligible to withdraw a GWB Amount or if you make total withdrawals in a Contract Year that exceed the GWB Amount for that Contract Year, the GWB Value will decrease as described below.

  Withdrawals Before Youngest Annuitant Reaches Age 59 1/2

You are not eligible to withdraw any part of the GWB Amount until the youngest Annuitant reaches age 59 1/2. If you make a withdrawal before the youngest Annuitant reaches age 59 1/2, the GWB Value is reduced by a percentage determined by dividing the Gross Withdrawal amount by the Contract Value at time of the withdrawal. We calculate the new GWB Value as follows.

(1) At the end of the Valuation Period in which you make the Gross Withdrawal, we divide the Gross Withdrawal by what the Contract Value would have been at the end of the Valuation Period had you not taken the withdrawal. The result is the percentage factor used to calculate the reduction in the GWB Value.

(2) Multiply the percentage determined in (1) by the GWB Value immediately before the Gross Withdrawal. The result is the amount by which the old GWB Value is reduced.

For example, assume your Contract has one Annuitant who is age 55 and you made a $25,000 Purchase Payment on the Contract Date. If you make no withdrawals during the first Contract year your GWB Value would be $25,000 for the whole Contract Year. Now assume that you make one $5,000 Gross Withdrawal ($4,900 of which would be paid to you after deduction of a $100 Surrender Charge) during the first Contract Year. If your Contract Value were $30,000 at time of the withdrawal, your GWB Value would be reduced by 16.67% ($5,000 Gross Withdrawal amount divided by $30,000 Contract Value). The result is a new GWB Value of $20,833 ($25,000 GWB Value minus [$25,000 multiplied by 16.67%]).

  Withdrawals in Excess of Annual GWB Amount

If you withdraw more than the GWB Amount in any Contract Year after the youngest Annuitant reaches age 59 1/2, the GWB Value is reduced by an amount equal to the percentage determined by dividing the portion of a Gross Withdrawal that is in excess of the GWB Amount for that Contract Year ("excess Gross Withdrawal") by the Contract Value at time of the excess Gross Withdrawal, as described below. The new GWB Value following an excess Gross Withdrawal is calculated as follows:

(1) Determine the portion of the most recent Gross Withdrawal in combination with the sum of all Gross Withdrawals taken in the current Contract Year that exceeds the GWB Amount for that Contract Year.

(2) Determine what the Contract Value would have been at the end of the Valuation Period had you not taken the withdrawal less any portion of the most recent Gross Withdrawal that is eligible to be applied to the GWB Amount in that Contract Year.

(3) Determine the percentage reduction in GWB Value by dividing the amount determined in (1) by the amount determined in (2).

(4) Multiply the percentage determined in (3) by the GWB Value prior to the withdrawal.

(5) Take the GWB Value prior to the Gross Withdrawal and reduce it by the amount determined in (4). This will result in a new GWB Value.

For example, assume your Contract is in its sixth Contract Year, has one Annuitant who is age 60, a Contract Value of $30,000 and a GWB Value of $25,000. If you make a first Gross Withdrawal of $5,000 in the sixth Contract Year, you will establish a Withdrawal Percentage of 5% and be eligible to withdraw up to the GWB Amount of $1,250 ($25,000 multiplied by 5%) without causing a reduction in GWB Value. Because your first Gross Withdrawal is $5,000, $1,250 of the withdrawal is eligible to be applied to the GWB Amount for that Contract Year and $3,750 of the withdrawal is an excess Gross Withdrawal. For purposes of determining the impact on the GWB Value, the Contract Value is first reduced by the GWB Amount ($30,000 minus $1,250) resulting in a Contract Value of $28,750. The $3,750 excess Gross Withdrawal proportionally reduces the Contract Value by 13.04% ($3,750 divided by $28,750) which results in a new GWB Value of $21,740 ($25,000 less [25,000 multiplied by 13.04%]). If there are no further withdrawals in that Contract Year and the GWB Value is not increased on the next Contract Anniversary, the GWB Amount for the next Contract Year will be $1,087 ($21,740 multiplied by 5%).

If the Contract is a Qualified Contract and you elect to receive your minimum required distributions under the Code through our Systematic Withdrawal Process described in Systematic Withdrawal Program on page <Click Here>, the reference to GWB Amount in (1), (2) and (3) above shall mean "the greater of the GWB Amount or any minimum required distribution under the Code determined exclusively by us from the Contract Value." If you take a withdrawal to satisfy your minimum required distribution in a way other than through our Systematic Withdrawal Program and your minimum required distribution is in excess of your GWB Amount, the withdrawal may result in Surrender Charges and a reduction in your GWB Value.

GMWB

Any Premium Tax amount that we deduct from your Contract Value will not be treated as a as a Withdrawal in Excess of Annual GWB Amount.

See Appendix A for additional examples of GWB Value increases and decreases.

  Conversion of GWB Amount Payments

We include a provision in the Contracts that allows us to convert smaller Contracts before the Annuity Date if the Contract Value is reduced by a withdrawal to an amount equal to or below the lesser of $2,500 or the GWB Amount. If that happens, the Contract will convert on the first day of the calendar month on or after your next contract Anniversary to an annuity option that will pay you and any joint Owner an annual amount equal to your GWB Amount, adjusted for any excess withdrawals made prior to the conversion for so long as any Annuitant is still alive. The Annuity Date will be deemed to be the first day of the calendar month on or after your next Contract Anniversary. Once a conversion occurs under this provision, the Contract will no longer have a Contract Value as of the Annuity Date. If you do not want your Contract to automatically convert to an annuity option, you must notify us within 30 days of the conversion and request a full withdrawal of your Contract Value. By doing this, your Contract will terminate and you will give up any future GWB Amounts that may be payable.

If you are receiving GWB Amount payments through our Systematic Withdrawal Program and a Systematic Withdrawal causes this provision to apply, we will continue to pay your GWB Amount as a GWB Amount Annuity Income payment on the same day of the month for the period you selected under the Systematic Withdrawal Program. However, if you have selected a period other than monthly, the GWB Amount annuity income payments must be paid on the Annuity Date which may cause the payment period to fall on different months after the Annuity Date.

Your GWB Amount Annuity Income payment for the next Contract Year will not change unless your total withdrawals during the Contract Year and up through the date of conversion exceed your GWB Amount for that Contract Year. If your total withdrawals exceed your GWB Amount, your GWB Value will be reduced as described in Withdrawals in Excess of Annual GWB Amount on page <Click Here> and a new GWB Amount will be determined. The resulting GWB Amount for future Contract Years will be paid in monthly annuity income payments as long as each monthly annuity income payment is at least $20. We reserve the right to pay the GWB Amount as an annual annuity income payment or in any other payment method that is mutually agreeable to you and us.

SYSTEMATIC WITHDRAWAL PROGRAM

You may use our Systematic Withdrawal Program form to make withdrawals in an amount up to your eligible GWB Amount on a periodic basis.

Systematic Withdrawals must be at least $50 on a monthly, quarterly, semi-annual or annual basis. Withdrawals under the program will be taken from the Investment Options in accordance with FILI's administrative rules, which we may change from time to time. Currently, withdrawals under the program will be taken proportionately from all the Investment Options. If you make an additional withdrawal that is not part of a Systematic Withdrawal Program, we will terminate the program for the remainder of the Contract Year.

Your Systematic Withdrawal Program transactions will take place on the 1st day of the month for the period you selected. If the New York Stock Exchange is not open on the scheduled day in a particular month, the withdrawal will take place on the next day the New York Stock Exchange is open for trading. You should expect to receive your scheduled payment in 3 to 5 days following the 1st day of the month for the period you selected to allow for mailing time.

If your Contract is a Qualified Contract and you are subject to minimum required distributions ("MRD") under the Code, you must agree to receive your MRD through our Systematic Withdrawal Program so that we do not treat that part of your MRD that exceeds the GWB Amount as an excess Gross Withdrawal. See Withdrawals in Excess of Annual GWB Amount on page <Click Here>. In order to receive the greater of your eligible GWB Amount or MRD, you must agree to the following conditions.

(1) You must elect to receive the greater of the GWB Amount and the MRD on a Systematic Withdrawal basis and you authorize us to calculate the MRD for you.

(2) The MRD for a calendar year will be determined by us exclusively from the Contract Value.

GMWB

(3) No MRD withdrawal may occur until after December 31st of the calendar year in which your Contract was issued (i.e. Contract Date).

(4) If the Contract was purchased prior to your reaching age 70 1/2, your first MRD must be withdrawn in the calendar year in which you reach age 70 1/2 even though the Code allows you to delay your first MRD until April 1st of the calendar year following the year you reach age 70 1/2. We require this so that only one calendar year's MRD will qualify for the exception we allow for withdrawals in excess of the GWB Amount.

(5) If you make a withdrawal other than through this Systematic Withdrawal Program, you will no longer be eligible to receive the greater of the MRD or GWB Amount and any withdrawals in excess of the GWB Amount will be considered excess Gross Withdrawals and could cause a reduction in GWB Value as described in Withdrawals in Excess of Annual GWB Amount on page <Click Here>.

We reserve the right to limit or modify this Systematic Withdrawal Program if we determine that the program will cause us to distribute, in any Contract Year, an amount more than the greater of the GWB Amount or the MRD for any calendar year that overlaps with a Contract Year.

Each Systematic Withdrawal is subject to federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. You may also be subject to a Surrender Charge, if applicable. We reserve the right to modify or discontinue the Systematic Withdrawal Program.

POSTPONEMENT OF PAYMENT

In conformity with the Investment Company Act of 1940, we will generally pay any withdrawal within seven days after we receive the request. We may delay payment if (a) the disposal or valuation of the assets in an Investment Option is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (b) the SEC by order permits the postponement of payment to protect our Owners.

We will generally send: (1) any withdrawal amount on the first business day after the end of the Valuation Period during which we receive the withdrawal request: (2) each annuity income payment on the first business day after the Annuity Date; and (3) any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice.

SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or customer authentication. A signature guarantee or customer authentication is designed to protect you and us from fraud. Your request must be in writing and may require a signature guarantee if any of the following situations apply:

(1) Loss of account ownership;

(2) Any circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

CHARGES

The following are all the charges we make under your Contract.

(1) Mortality and Expense Risk Charge. We assess a daily charge against each Contract's assets at an annual rate of 1.00%. This rate will be 0.85% if the Contract only has one Annuitant on the Contract Date. The risks we bear are mortality and expense risks.

We bear the mortality risk under a Contract, which is that the Annuitant(s), upon whose life or lives GWB Amount payments and annuity income payments are based, will live longer than we project.

The expense risk we bear is the risk that the costs of issuing and administering the Contracts will be greater than we can collect through the Administrative Charge.

(2) Administrative Charge. We assess a daily charge against each Contract's assets at an annual rate of 0.25%. The administrative charge compensates us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge. We guarantee this charge will never increase.

GMWB

(3) Surrender Charge. We assess a 2% Surrender Charge on withdrawals during the first five Contract Years. The Surrender Charge is assessed against the withdrawal amount. No Surrender Charge will apply to (1) any eligible GWB Amount withdrawal, (2) withdrawals from a Qualified Contract that are necessary to comply with the minimum required distributions under the Code, and are taken as part of a Systematic Withdrawal Program offered by us, or (3) withdrawals that are required following the death of an Owner. A Surrender Charge will not be assessed on the Annuity Date.

(4) Premium Taxes. We deduct a charge equal to any premium taxes we are required to pay in connection with your Contract. In many states premium taxes are not imposed in connection with the Contracts. In some states a premium tax applies only on the Annuity Date. Currently, only Maine, South Dakota and Wyoming require us to pay a premium tax for Non-qualified Contracts before the Annuity Date. In these states the premium tax applies to the Purchase Payment for a Contract. State premium taxes currently range from 0% to 3.5%.

(5) Funds' Expenses. The expenses and charges incurred by the Funds are described in their respective prospectuses.

(6) Other Taxes. We reserve the right to charge for any other taxes (in addition to premium taxes) that we may have to pay. See FILI's Tax Status on page <Click Here>.

FILI or its insurance agency affiliate receives annual compensation of up to 0.40% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the fee table.

AUTOMATIC TRANSFER TO MONEY MARKET INVESTMENT OPTION UPON DUE PROOF OF DEATH

At the close of the Valuation Period in which we receive due proof of death of the last surviving Owner or Annuitant (in the case of a single Owner) of a Non-qualified Contract, or a last surviving Annuitant of a Qualified Contract, we will transfer to the Money Market Investment Option any portion of the Contract Value in the other Investment Options. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options. If the Contract Value for any one Beneficiary is less than $5,000, then we will send that Beneficiary their entire portion of the Contract Value as soon as we have received all required documentation.

REQUIRED DISTRIBUTIONS ON DEATH OF OWNER

Federal tax law requires that if any Owner dies before the Annuity Date, the entire interest in the Contract must be distributed within five years after the Owner's death. However, this requirement does not apply to a surviving Owner or to Beneficiaries designated by the Owner if (1) the Beneficiary's or surviving Owner's entire interest is payable over the Beneficiary's or surviving Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiary or surviving Owner) by electing one of the available Annuity Income Options offered through your Contract within 60 days of the date of death with distributions beginning within one year of the date of death, or (2) the Beneficiary or surviving Owner is the surviving spouse of the deceased Owner, in which case the surviving spouse may elect to continue the Contract, or their portion of the Contract, as the Owner. Federal tax law does not extend the spousal continuation right described in (2) to civil union partners.

In the event a surviving Owner or a Beneficiary does not elect any of the options described above, a lump sum distribution of the Contract Value may be requested. Before we make a payment to a surviving owner or Beneficiary, we must receive at our Annuity Service Center due proof of death (generally a death certificate) for each Owner and any required tax withholding and other forms.

If there are multiple Beneficiaries, we will not pay any Beneficiary until we have determined the number of Beneficiaries entitled to receive payment. This is to prevent us from overpaying one Beneficiary before making payment to other Beneficiaries.

Once we have received due proof of death and have determined the number of Beneficiaries to be paid, we will, upon written request received at our Annuity Service Center, pay any Beneficiary who has provided us with required tax withholding and other forms his or her share of the Contract Value. Such payment will be paid no later than allowed under the Investment Company Act of 1940 and any applicable state law.

ANNUITY DATE

  In General

When your Contract is issued we will set the Annuity Date to be the first day of the calendar month on or after the Contract Anniversary that falls on or after the oldest Owner's 95th birthday. You may change the Annuity Date to an earlier date by sending written notice to the Annuity Service Center. We must receive the notice at least 30 days before the Annuity Date you select. The earliest Annuity Date we will permit is the first day of the calendar month after the end of the Free Look Period. Any Annuity Date you choose must be the first day of a month.

GMWB

The Contract offers the following Annuity Income options:

(1) You may receive the greater of (a) or (b) where;

(a) is your eligible GWB Amount that will be paid to you as annuity income until there is no longer any living Annuitant, and

(b) is the amount of annuity income that will be paid to you by applying your Contract Value as of the Annuity Date to annuity purchase rates that will pay you monthly annuity income until there is no longer any living Annuitant.

If on the death of the last surviving Annuitant the total of all annuity income provided on or after the Annuity Date is less than the Contract Value at the end of the Annuity Date Valuation Period, we will refund the difference to your Beneficiary.

(2) You may have the Contract Value applied to annuity purchase rates that will pay you monthly annuity income until there is no longer any living Annuitant or for 120 monthly payments, whichever is longer.

Annuity Income option (2) is available on any Annuity Date. If annuity option (2) is selected, benefits under the Guaranteed Withdrawal Benefit For Life feature will terminate.

Annuity Income option (1) is only available on the latest possible Annuity Date unless the Contract Value is reduced to an amount below the lesser of $2,500 or the GWB Amount and the Contract is converted to an annuity income option as described in Conversion of GWB Amount Payments on page <Click Here>.

Unless you elect another annuity income option prior to the latest possible Annuity Date, the Contract will default to Annuity Income option (1).

  Qualified Contracts

If your Contract is a Qualified Contract, the Annuity Income options described above may be limited or modified to comply with requirements under the Code. Annuity Income option (1) will be modified as follows:

(1) We will pay Annuity Income according to Annuity Income option 1(b) provided annuity income exceeds your eligible GWB Amount and it qualifies under the Code. In general, the federal income tax regulations allow a Qualified Contract to offer the refund described under Annuity Income option (1)(a) and (b) only if the total future expected payments under the option exceed your Contract Value as of the Annuity Date. The total future expected payments are computed in accordance with federal income tax regulations by taking into account the total annuity income payments expected to be made over the applicable distribution period determined under the Joint and Last Survivor Table in the case of two Annuitants or the Single Life Table in the case of one Annuitant.

(2) If we determine that total future expected payments under Annuity Income option (1)(b) will not exceed your Contract Value as of the Annuity Date, we will pay annuity income until there is no longer any living Annuitant or for the applicable distribution period under the Uniform Lifetime Table, whichever is longer, provided the annuity income amount exceeds your eligible GWB Amount.

(3) If the annuity income amount in (2) does not exceed your eligible GWB Amount, we will pay annuity income under Annuity Income option 1(a), provided the total future expected payments under the option exceed your Contract Value as of the Annuity Date.

(4) If we determine that the total future expected payments under Annuity Income option 1(a) will not exceed your Contract Value as of the Annuity Date, we will pay your eligible GWB Amount as Annuity Income until there is no longer any living Annuitant or, if longer, for a period not to exceed the lesser of your Contract Value as of the Annuity Date divided by your eligible GWB Amount and the applicable distribution period under the Uniform Lifetime Table.

If Annuity Income option (2) is selected by you and your Contract is a Qualified Contract, the 120 monthly payments will be limited to the applicable distribution period under the Uniform Lifetime Table.

We reserve the right to limit the maximum period we will pay guaranteed income to a whole number of years or whole number of months.

The Single Life Table, Joint and Last Survivor Table, and Uniform Lifetime Table may be found in federal income tax regulations section 1.401(a)(9)-9. We reserve the right to use any other life expectancy tables allowed by the Code and federal income tax regulations.

We reserve the right to add to, limit or modify these annuity income options to comply with the Code and offer any other annuity income options that are mutually agreeable to you and us.

GMWB

ANNUITY INCOME

Annuity income payments begin on the Annuity Date if no Owner has died before then and the Contract Value or annual GWB Amount is sufficient to provide you with an initial monthly income payment of at least $20. Annuity income will also begin on the Annuity Date if an Owner dies before the Annuity Date if (1) the Contract was jointly owned by spouses, and (2) the surviving spouse/Annuitant elected to continue the Contract as his or her own. As long as the Owner's death occurs before the Annuity Date, a surviving spouse who elects to continue the Contract as his or her own may change the Annuity Date to be as late as the first day of the calendar month on or after the Contract Anniversary that falls on or after his or her 95th birthday.

In all other cases involving the death of an Owner, the Contract must be distributed in accordance with the applicable provisions of the Code described in Required Distributions on Death of Owner on page <Click Here>.

Under Annuity Income option (1) we will pay you Annuity Income in monthly installments starting on the Annuity Date for the life or lives of the Annuitant(s) and your Contract will no longer have a Contract Value. If on the death of the last surviving Annuitant the total of all annuity income provided on or after the Annuity Date is less than the Contract Value at the end of the Annuity Date Valuation Period, we will refund the difference to your Beneficiary. To provide annuity income, all Accumulation Units in the Investment Options will be redeemed. The first monthly annuity income payment will be made on the Annuity Date.

If you have been receiving GWB Amounts through our Systematic Withdrawal Program prior to the latest possible Annuity Date, you may continue to receive the greater of your GWB Amount or the amount determined by your Contract Value applied to annuity purchase rates under Annuity Income option (1) as an Annuity Income option on the same periodic basis that you selected under our Systematic Withdrawal Program. However, if you have selected a period other than monthly, the Annuity Income payments must be paid on the Annuity Date which may cause the payment period to fall on different months after the Annuity Date.

You may make a partial withdrawal between the Contract Anniversary following the oldest Owner's 95th birthday and the Annuity Date as long as the Gross Withdrawal is equal to or less than the GWB Amount for that Contract Year. If you do this, we will accelerate your Annuity Date to the date of the withdrawal and pay you your entire GWB Amount for that Contract Year. In future Contract Years, we will pay Annuity Income on an annual basis according to the provisions of Annuity Income option (1) or any other Annuity Income option that enables the Contract to comply with the Code.

If you request a withdrawal in excess of the GWB Amount between the Contract Anniversary following the oldest Owner's 95th birthday and the Annuity Date, you are limited to a complete withdrawal, which will terminate any future GWB Amount payments or annuity income.

Under Annuity Income option (2), we will pay you monthly annuity income until there is no longer any living Annuitant or for 120 monthly payments, whichever is longer. To provide annuity income, all Accumulation Units in the Investment Options will be redeemed and applied to annuity purchase rates that are no less than the guaranteed annuity purchase rates set forth in the Contract and will be based upon the age(s) and sex(es) of the Annuitant(s) living on the Annuity Date.

All money used to support annuity income payments will be held in our general account thereafter. The first annuity income payment will be made on the Annuity Date.

If the Contract Value on the Annuity Date is not enough to provide an initial monthly annuity income payment under Annuity Income Option (2) of at least $20, we reserve the right to pay you the Contract Value in a lump sum instead of providing monthly annuity income.

If the GWB Amount or the amount determined by your Contract Value applied to annuity purchase rates under Annuity Income option (1) on the Annuity Date is not enough to provide an initial monthly annuity income payment of at least $20, we reserve the right to pay you as an annual annuity income payment or in any other payment method that is mutually agreeable to you and us.

The Owner(s) may not change the Annuitant(s) at any time during the Contract.

The Owner's estate, or the Owner for contracts owned by trusts, will be responsible to notify us of the death of the last surviving Annuitant and to repay any Annuity Income payments we have made after that date and before we have been notified of the death of the last surviving Annuitant.

Under Annuity Income option (1), if there is a refund due as a result of the death of the last surviving Annuitant, the refund will be paid to the Beneficiary or the last surviving Owner's estate.

Under Annuity Income option (2), if the surviving Annuitant dies before we have made all Annuity Income payments due under the Contract, any remaining Annuity Income will be paid to the Beneficiary or the last surviving Owner's estate. The estate may choose instead to receive the present value of the remaining Annuity Income payments in a lump sum. The lump sum amount will generally be the present value of the remaining guaranteed Annuity Income payments, if any.

GMWB

CONTRACTS OWNED BY TRUSTS

We will issue Contracts to revocable grantor trusts. There are special provisions that apply to these Contracts. The trust must be the Owner, and a second Owner cannot be added. At issue, the grantor(s) of the trust must be the Annuitant(s). If the trust has only a single grantor, the grantor's spouse may be named as a joint Annuitant. The Annuitant(s) may not be changed. The Annuity Date will be the first day of the first calendar month after the oldest Annuitant's 95th birthday, or an earlier date chosen by the Owner. Also, we will require a representation from the grantor(s) that the trust is for the sole benefit of the grantor(s). This is to ensure that the Contract will be respected as an annuity for purposes of federal income tax law.

REPORTS TO OWNERS

Before the Annuity Date, we will send you a statement showing your Contract Value four times each year. Each quarterly statement will also contain a summary of all transactions in your Contract since the previous statement.

You should immediately verify the accuracy of the information contained in these statements, and in the confirmations you may receive for individual transactions. If you find a discrepancy with respect to any transaction, you should notify us at our Annuity Service Center immediately. We will not be responsible for losses after ten calendar days from the first time we mail any statement or confirmation containing details of the transaction.

Also, twice each year we will send you semiannual reports for the Variable Account containing financial information for the Variable Account and lists of securities held by the Funds, as required by the Investment Company Act of 1940.

TAX CONSIDERATIONS

  Introduction

We do not intend the following discussion to be tax advice. For tax advice you should consult a tax adviser. Although the following discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not change.

This discussion does not address federal gift tax, state or local income tax, or other considerations which may be involved in the purchase, operation, or exercise of any rights or options under the Contract. Also, this discussion does not address estate tax issues that might arise due to the death of an Owner or Annuitant. The particular situation of each Owner, Annuitant, and Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due. You should seek competent tax advice on such matters pertaining to you.

In addition, we make no guarantee regarding any tax treatment - federal, state, or local - of any Contract or of any transaction involving a Contract.

  Tax Deferral During Accumulation Period

Under existing provisions of the Code, except as described below, any increase in an Owner's Contract Value is generally not taxable to the Owner until received, either in the form of annuity income payments or in some other form of distribution. However, as discussed below, this rule applies only if:

(1) the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department regulations;

(2) the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; and

(3) the Owner is an individual (or an individual is treated as the Owner for tax purposes).

  Diversification Requirements

The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Subaccount of the Variable Account, are to be "adequately diversified." If the Variable Account fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed currently on the excess of the Contract Value over the Purchase Payment paid for the Contract. The Subaccounts of the Variable Account intend to comply with the diversification requirements. In this regard, we have entered into agreements with the Funds under the Subaccounts that require the Funds to be "adequately diversified" in accordance with the Internal Revenue Code and Treasury Department regulations.

GMWB

  Ownership Treatment

In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includible in the contract owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. As of the date of this Prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to make Exchanges among the Investment Options may cause you to be considered the owner of the assets of the Variable Account. We therefore reserve the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts would be successful.

We do not know what limits might be set forth in any guidance that the IRS may issue, or whether any such limits would apply to existing Contracts.

  Nonnatural Owner

As a general rule, Contracts held by "nonnatural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this rule for nonnatural Owners. Under one exception, a Contract will generally be treated as held by a natural person if the nominal owner is a trust or other entity that holds the Contract as an agent for a natural person. We do not intend to offer the Contracts to "nonnatural" persons. However, we will offer the Contracts to revocable grantor trusts in cases where the grantor represents that the trust is for the benefit of the grantor annuitant (i.e., the Contract is held by the trust for the benefit of a natural person (an "individual")). The following discussion assumes that a Contract will be owned by an individual.

  Delayed Annuity Commencement Dates

On the Contract Date, the Annuity Date is automatically set to be the first day of the calendar month on or after the Contract Anniversary that falls on or after the oldest Owner's 95th birthday. Federal income tax rules do not expressly identify a particular age by which annuity income payments must begin. However, if the Contract's Annuity Date occurs (or is scheduled to occur) at too advanced an age, it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in the Owner's income.

The following discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

In addition, to qualify as an annuity for federal tax purposes, the Contract must satisfy certain requirements for distributions in the event of the death of the Owner of the Contract. The Contract contains such required distribution provisions. For further information on these requirements see the Statement of Additional Information.

  Qualified Contracts

You may use the Contract as an Individual Retirement Annuity. Under Section 408(b) of the Code, eligible individuals may contribute to an Individual Retirement Annuity ("IRA"). The Code permits certain "rollover" contributions to be made to an IRA. In particular, certain qualifying distributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a Governmental 457(b) plan, or an IRA, may be received tax-free if rolled over to an IRA within 60 days of receipt. Because the Contract's minimum initial payment of $25,000 is greater than the maximum annual contribution permitted to an IRA, a Qualified Contract may be purchased only in connection with a "rollover" of the proceeds from a qualified plan, tax sheltered annuity, or IRA.

In order to qualify as an IRA under Section 408(b) of the Code, a Contract must contain certain provisions:

(1) the Owner of the Contract must be the Annuitant and, except for certain transfers incident to a divorce decree, the Owner cannot be changed and the Contract cannot be transferable;

(2) the Owner's interest in the Contract cannot be forfeitable; and

(3) annuity and payments following the death of an Owner must satisfy certain minimum required distributions. Contracts issued on a qualified basis will conform to the requirements for an IRA and will be amended to conform to any future changes in the requirements for an IRA.

GMWB

  Contract Values and Proceeds

Under current law, you will not be taxed on increases in the value of your Contract until a distribution occurs.

A distribution may occur in the form of a withdrawal, payments following the death of an Owner and payments under an Annuity Income Option.

The assignment or pledge of any portion of the value of a Contract may also be treated as a distribution. In the case of a Qualified Contract, you may not receive or make any such pledge. Any such pledge will result in disqualification of the Contract as an IRA and inclusion of the value of the entire Contract in income.

Additionally, a transfer of a Non-qualified Contract for less than full and adequate consideration will result in a deemed distribution, unless the transfer is to your spouse (or to a former spouse pursuant to a divorce decree).

The taxable portion of a distribution is taxed as ordinary income.

  Taxes on Surrender of the Contract Before Annuity Income Payments Begin

If you fully surrender your Contract before annuity income payments commence, you will be taxed on the portion of the distribution that exceeds your cost basis in your Contract. In addition, amounts received as the result of the death of the Owner or Annuitant that are in excess of your cost basis will also be taxed.

For Non-Qualified Contracts, the cost basis is generally the amount of your payments, and the taxable portion of the proceeds is taxed as ordinary income.

For Qualified Contracts, we will report the cost basis as zero, and the entire amount of the surrender payment is taxed as ordinary income. You may want to file an Internal Revenue Service form 8608 if any part of your Purchase Payment has been previously taxed.

  Taxes on Partial Withdrawals

Withdrawals of the GWB Amount and withdrawals received under the Systematic Withdrawal Program are treated as partial withdrawals.

Partial withdrawals under a Non-Qualified Contract are treated for tax purposes as first being taxable withdrawals of investment income, rather than as return of your Purchase Payment, until all investment income has been withdrawn. You will be taxed on the amount withdrawn to the extent that your Contract Value at that time exceeds your payments. In the event your GWB Amount in a Contract Year exceeds your Contract Value, you will be taxed on the amount withdrawn to the extent that your GWB Amount exceeds your Purchase Payment.

Partial withdrawals under a Qualified Contract are prorated between taxable income and non-taxable return of investment. We will report the cost basis of a Qualified Contract as zero, and the partial withdrawal will be fully taxed unless you have filed an Internal Revenue Service form 8608 to identify the part of your Purchase Payment that has been previously taxed.

Partial and complete withdrawals may be subject to a 10% penalty tax (see 10% Penalty Tax on Early Withdrawals). Partial and complete withdrawals also may be subject to federal income tax withholding requirements.

  Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of an annuity income payment or a withdrawal from a Contract that is includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by us, the IRS might in certain circumstances treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining the portion of the distribution that is includible in income. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity income payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

In the case of a Qualified Contract, the tax law requires for all post-1986 contributions and distributions that all individual retirement accounts and annuities be treated as one Contract.

  Taxes on Annuity Income Payments

Although the tax consequences may vary depending on the form of annuity selected under the Contract, the recipient of Annuity Income payments under the Contract generally is taxed on the portion of such income payments that exceed the cost basis in the Contract. In the case of fixed income payments, like the Annuity Income payments provided under the Contract, the exclusion amount is determined by multiplying (1) the Annuity Income payment by (2) the ratio of the investment in the contract, adjusted for any period certain or refund feature, to the total expected amount of Annuity Income payments for the term of the Contract (as determined under Treasury Department regulations). Once the total amount of the investment in the contract is excluded, Annuity Income payments will be fully taxable. If Annuity Income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

GMWB

For Qualified Contracts, we report the cost basis as zero and each annuity income payment is fully taxed unless you have filed an Internal Revenue Service form 8608 to identify the part of your Purchase Payment that has been previously taxed.

  10% Penalty Tax on Early Withdrawals or Distributions

A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions. The penalty tax applies to early withdrawals or distributions. The penalty tax is not imposed on:

(1) distributions made to persons on or after age 59 1/2;

(2) distributions made after death of the Owner;

(3) distributions to a recipient who has become disabled;

(4) distributions in substantially equal installments made for the life of the taxpayer or the lives of the taxpayer and a designated second person; or

(5) in the case of Qualified Contracts, distributions received from the rollover of the Contract into another qualified contract or IRA.

We believe that systematic withdrawals under the Systematic Withdrawal Program would not satisfy the exception to the 10 percent penalty tax described in (4) above. You should consult your tax advisor before electing to take systematic withdrawals commencing prior to age 59 1/2.

  Other Tax Information

In the case of a Qualified Contract, a 50% excise tax is imposed on the amount by which minimum required annuity or payments following the death of Owner exceed actual distributions.

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under the Contract, unless the Owner or Beneficiary files a written election prior to the distribution stating that he or she chooses not to have any amounts withheld. Such an election will not relieve you of the obligation to pay income taxes on the taxable portion of any distribution.

  Exchanges of Contracts

We may issue the Contract in exchange for all or part of another annuity or life insurance contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the contract exchanged. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the Contract (e.g. as a partial surrender, full surrender, annuity income payment or death benefit). If you exchange part of an existing contract for a Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. See Aggregation of Contracts on page <Click Here>.

In addition, before the Annuity Date, you may exchange all (but not part) of your Contract Value for any immediate annuity contract we then offer. Such an exchange will be tax free if certain requirements are satisfied.

You should consult your tax advisor in connection with an exchange for or of a Contract.

  Transfer of a Contract to or from a Revocable Grantor Trust

A Contract owned by a revocable grantor trust may be transferred to a grantor, and a Contract owned by one or two individual(s) may be transferred to a revocable grantor trust of which the individual(s) is(are) the grantor(s). In either situation, the Annuitant(s) must remain the same. See Other Contract Provisions on page <Click Here>. The federal income tax treatment of such transfers is unclear. You should consult your tax advisor before making such a transfer.

  FILI's Tax Status

FILI is taxed as a life insurance company under the Code. The earnings of the Variable Account are taxed as part of our operations, and thus the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under the existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Therefore, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. If FILI is taxed on investment income or capital gains of the Variable Account, then FILI may impose a charge against the Variable Account in order to provide for such taxes.

GMWB

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

OTHER CONTRACT PROVISIONS

You should be aware of the following important provisions of your Contract.

1. Owner. Owners have rights and privileges as specified in the Contract. Joint Owners must be spouses on the Contract Date. Owners own the Contract in accordance with all of its terms. The following forms of ownership, and others, are inconsistent with the terms of the Contract and will not be accepted: "joint tenants in common", "tenancy by the entirety", "joint tenants with rights of survivorship" and "joint Ownership by husband and wife".

Before the Contract is issued, the Owners have the right on the application to (a) name the Annuitant(s) and Beneficiary(ies); and (b) allocate the Purchase Payment among the Investment Options.

You may not remove an Owner unless the removal is pursuant to a court order.

After the Contract Date, the Owners have the right to (a) cancel the Contract during the Free Look Period; (b) allocate the Purchase Payment among the Investment Options; (c) reallocate the Contract Value among the Investment Options; (d) make withdrawals, if the Contact has a Contract Value; (e) change Beneficiary(ies) (except that a Beneficiary designated as irrevocable may not be changed without the Beneficiary's consent); and (f) instruct us how to vote shares of the Funds attributable to the Contract.

For Contracts with two Owners, after the Contract Date and before annuity income payments begin, withdrawals, changes of the Annuity Date and changes of Beneficiaries can be made only by both Owners acting together. Either Owner may exercise any other right under the Contract.

2. Annuitant(s). You must be the Annuitant(s). If the Contract is owned by a trust, the grantor of the trust must be an Annuitant. You may name a joint Annuitant as long as the joint Annuitant is the spouse of the Annuitant on the Contract Date.

You may not add or remove the Annuitant(s) after the Contract Date unless the removal is pursuant to a court order.

Your eligibility for benefits under the Guaranteed Withdrawal Benefit For Life feature is determined by the age of the Annuitant(s). The GWB Amount that is available once you are eligible under the Guaranteed Withdrawal Benefit For Life feature depends on a number of factors, including the number of Annuitants on the Contract Date and the age of the youngest Annuitant when your first withdrawal is made. If an Annuitant's age has been misstated we will adjust the GWB Amount to reflect the actual age. If we have previously overpaid GWB Amounts and the GWB Amounts have been converted to an annuity income option as described in Conversion of GWB Amount Payments on page <Click Here>, we will suspend any future GWB Amounts until we have recovered the amount of the overpayment. If the Contract has terminated, we reserve the right to recover the amount of any overpayment from your estate. If we have previously underpaid GWB Amounts and the GWB Amounts have been converted to an annuity income option as described in Conversion of GWB Amount Payments on page <Click Here>, we will make a lump sum payment equal to the amount previously underpaid plus interest at 6% per annum, compounded annually. The previously underpaid GWB Amount will be deducted from the Contract Value.

If you choose to receive Annuity Income using the Contract Value and annuity purchase rates, the amount of monthly annuity income payments depends on a number of factors, including each Annuitant's age and sex. If an Annuitant's age or sex has been misstated we will adjust the amount of monthly Annuity Income to reflect the actual age and/or sex. If we have previously overpaid monthly Annuity Income, we will withhold monthly Annuity Income until we have recovered the amount of the overpayment. If Annuity Income payments have ended, we will recover the amount of any overpayment from the estate(s) of the Annuitant(s). If we have previously underpaid monthly Annuity Income, we will make a lump sum payment equal to the amount previously underpaid, plus interest at 6% per annum, compounded annually.

3. Beneficiary(ies). The Owner(s) name(s) a Beneficiary or Beneficiaries in the application, and can change Beneficiaries later. If the Contract has a joint Annuitant, the joint Annuitant will be treated as the primary Beneficiary over any other named Beneficiaries.

GMWB

If all the Owners die before the Annuity Date, we will pay the Contract Value, less any applicable taxes, to the Beneficiary or Beneficiaries who survive all the Owners. If a Beneficiary survives all the Owners but does not live long enough to receive payment from us, we will pay the Beneficiary's estate.

Owner(s) must indicate in percentages what portion of the Contract each Beneficiary is to receive. If the total does not equal 100%, each Beneficiary's share will be determined by using a fraction, the numerator of which is the stated percentage for that Beneficiary, and the denominator of which is the total of the percentages indicated by the Owner(s).

Beneficiary designations must be in a form acceptable to us. We reserve the right to reject any Beneficiary designation that we deem to be unadministerable or which may include designations that contain contingencies that could delay payment or designations that would require us to refer to external documents or the outcome of legal proceedings.

After the death of all the Owners and Annuitants, each Beneficiary has the right to withdraw their share of the Contract Value, as detailed below.

Before we make a payment to any Beneficiary, we must receive at our Annuity Service Center due proof of death (generally a death certificate) for each Owner and any required tax withholding and other forms. We may seek to obtain a death certificate directly from the appropriate governmental body if we believe that any Owner may have died.

At the close of the Valuation Period in which we receive the death certificate(s), we will transfer any portion of the Contract Value that is in the Investment Options to the Money Market Investment Option. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options.

We will not pay any Beneficiary until we have determined the number of Beneficiaries entitled to receive payment. This is to prevent us from overpaying one Beneficiary before making payment to other Beneficiaries.

Once we have received due proof of death and have determined the number of Beneficiaries to be paid, we will, upon written request received at our Annuity Service Center, pay any Beneficiary who has provided us with required tax withholding and other forms. We will then have no further obligations to that Beneficiary. If a Beneficiary has been designated to receive a specified fraction of the Contract Value, we will pay that fraction as determined on the date of payment. For example, if there are two Beneficiaries and each is designated to receive 50%, the first Beneficiary to receive payment would receive 50% of the Contract Value on the date the payment is made, and the other Beneficiary would later receive the remainder, which might be worth more or less than what was paid to the first Beneficiary.

4. Assignment. A Qualified Contract may not be assigned. A Non-qualified Contract may not be sold, gifted, transferred, or assigned, and any purported gift, transfer or assignment will be void, except as follows: (a) the Contract may be assigned to an insurance company, regulated as such under the insurance laws of one of the United States, solely for the purpose of effecting a tax-free exchange under section 1035 of the Code; (b) a Contract owned by a revocable grantor trust may be transferred to the grantor(s); and (c) a Contract owned by one or two individual(s) may be transferred to a revocable grantor trust of which the individual(s) is(are) the grantor(s).

5. Non-Participating Contract. The Contract is "non-participating", meaning there are no dividends. Investment results of the Investment Options are reflected in the Contract Value and the other benefits under the Contract.

6. Notification of Death. If there are two Owners, each is responsible for notifying us of the death of the other Owner and the death of any Annuitant. If all the Owners die, the Beneficiaries are responsible for notifying us of the death(s). If we provide too many GWB Amount payments or annuity income payments because we are not notified of an Annuitant's death, we may take legal action to recover the overpayment.

7. Proof of Survival. If any payment under this Contract depends on an Annuitant or other recipient being alive on a given date, we may require proof of survival before making the payment.

SELLING THE CONTRACTS

Fidelity Brokerage Services LLC ("FBS") and Fidelity Insurance Agency, Inc. ("FIA") distribute the Contracts. FBS is the principal underwriter. Both FBS and FIA are affiliates of us and of FMR LLC, our parent company. Fidelity Distributors Corporation ("FDC") is the distributor of the Fidelity family of funds, including the Funds. The principal business address of FBS and FDC is 82 Devonshire Street, Boston, Massachusetts 02109.

We pay FIA first year sales compensation of not more than 2% of Purchase Payments received in the first Contract Year. We also pay FIA renewal sales compensation in later years based on Contract Values and the persistency of the Contracts. Our renewal sales compensation payments for a Contract for a year will be approximately equal to 0.10% of the Contract Value at the end of the year.

GMWB

SPECIAL PROVISIONS FOR SALES UNDER SPONSORED ARRANGEMENTS

  Reductions of the Minimum Purchase Payment

We may reduce the minimum Purchase Payment requirement for Contracts issued under sponsored arrangements. We determine the eligibility of a group for such reduced minimum Purchase Payment, and the minimum Purchase Payment amount for individuals in a particular group, by considering the following factors: (1) the size of the group; (2) the total amount of Purchase Payments we expect group members to make; (3) the nature of the group and the persistency we expect from the group; (4) the purpose for which the Contracts will be purchased; and (5) any other circumstances which we believe to be relevant in determining the level of expected administrative expenses we will incur.

More About the Investment Options and the Funds

CHANGES IN INVESTMENT OPTIONS

We may make additional Investment Options available to you from time to time. These Investment Options will invest in mutual funds that we find suitable for the Contracts.

We also have the right to eliminate Investment Options, to combine two or more Investment Options, or to substitute a new mutual fund for the mutual fund in which an Investment Option invests.

A substitution may become necessary if, in our judgment, a Fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, a change in a Fund's investment objectives or restrictions, because the Fund is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.

We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR AN INVESTMENT OPTION

The Total Return for an Investment Option is a measure of the investment performance for an Investment Option from one Valuation Period to the next.

An Investment Option's Total Return depends on the performance of the Fund in which the Investment Option invests. We determine the Total Return for an Investment Option at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business. The Total Return reflects the investment performance for the Investment Option for the Valuation Period and is net of the asset charges to the Investment Option.

The Total Return for an Investment Option can be greater or less than one. Therefore, the value of a unit in an Investment Option may increase or decrease.

The Total Return for an Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and dividing the result by (a) where:

(a) is the value of the assets of the Investment Option at the end of the preceding Valuation Period;

(b) is the investment income and capital gains, realized or unrealized, credited to the Investment Option during the current Valuation Period;

(c) is the sum of:

(1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period;

PLUS

(2) the deduction from the Investment Option during the current Valuation Period representing a daily charge equivalent to an effective annual rate of 1.10% for Contracts issued with a single Annuitant and 1.25% for Contracts issued with joint Annuitants.

Shares of the Funds are valued at their net asset values. Any dividends or capital gains distributions from a Fund are reinvested in that Fund.

GMWB

VOTING RIGHTS

We currently vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we may decide to do so.

Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in an Investment Option by the net asset value of one share of the corresponding Fund. Fractional votes are counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current federal regulations or interpretations of those regulations.

We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting we will send you material by mail for providing us with your voting instructions.

If we do not receive your voting instructions in time, we will vote the shares in the same proportion as the instructions we receive from other Owners. This means that the voting instructions of a small number of Owners could determine the outcome of any proposal for all Owners. We will also vote in the same proportionate manner any shares we hold in the Variable Account that are not attributable to Owners.

Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of a Fund, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, we may also disregard instructions to vote for Owner-initiated changes in investment policies or the investment advisor if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.

RESOLVING MATERIAL CONFLICTS

The Funds are available to separate accounts of insurance companies offering variable annuity contracts and variable life insurance policies issued by other insurance companies, as well as to our Variable Account and other separate accounts we may establish.

Although we do not anticipate any disadvantages due to these arrangements, there is a possibility that a material conflict could arise between the interest of the Variable Account and one or more of the other separate accounts or qualified plans that hold shares of the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Owners and those of other insurance companies, or for some other reason. In the event of a conflict, we will take any steps necessary to protect our Owners and their Beneficiaries.

LITIGATION

No litigation is pending that would have a material effect on us or the Variable Account.

GMWB

Appendix A: Guaranteed Withdrawal Benefit for Life Examples

Example 1.

Assume your Contract has one Annuitant who is age 65 and you made a $25,000 Purchase Payment on the Contract Date. Assume you make one withdrawal in the first Contract Year equal to your eligible GWB Amount ($1,250 = 5% Withdrawal Percentage multiplied by the $25,000 GWB Value). Your GWB Value would be $25,000 for the entire 1st Contract Year. If your Contract Value is $30,000 at time of the first Contract Anniversary, your GWB Value will be increased to $30,000 and your GWB Amount for the 2nd Contract Year would be increased to $1,500 to reflect the increased GWB Value.

In the same example, if the Contract Value was $20,000 at time of the first Contract Anniversary, the GWB Value would be unchanged on the Contract Anniversary and would remain at $25,000. Similarly, the GWB Amount would also be unchanged and remain $1,250.

Example 2.

Assume your Contract has one Annuitant who is age 67 and you made a $100,000 Purchase Payment on the Contract Date. If you make no withdrawals during the first Contract Year your GWB Value would be $100,000 for the whole Contract Year. Further assume that you make a $3,000 Gross Withdrawal during the first Contract Year. This withdrawal will establish the Withdrawal Percentage as 5% and the GWB Amount as $5,000. Because the withdrawal does not exceed your eligible GWB Amount, there are no Surrender Charges applicable to this withdrawal and there is no reduction to the GWB Value. Your Contract Value will be reduced by $3,000, the amount of the withdrawal.

Further assume that later in that first Contract Year, you make a second Gross Withdrawal, this time for $10,000. At the time of this $10,000 withdrawal, the GWB Amount is $5,000 and the sum of all prior withdrawals in this Contract Year is $3,000. Therefore, $2,000 of the withdrawal is treated as a withdrawal of your GWB Amount and the remainder of the withdrawal ($8,000) is treated as an excess withdrawal. Assume your Contract Value would have been $104,000 at the end of the Valuation Period had you not taken the withdrawal. Your GWB Value will be reduced by 7.84%. The 7.84% reduction is determined by dividing the $8,000 Excess Withdrawal by $102,000 ($104,000 - $2,000 determined above) resulting in a new GWB Value of $92,160 ($100,000 GWB Value minus [100,000 multiplied by .0784]). Additionally, a $160 Surrender Charge is due on the $10,000 Gross Withdrawal (2% of the $8,000 excess withdrawal).

Further assume that you make a third withdrawal in the first Contract Year, this time for $5,000. At the time of this $5,000 withdrawal, the GWB Amount is $5,000 and the sum of all prior withdrawals in this Contract Year is $13,000. Therefore, all $5,000 of the withdrawal is treated as an excess withdrawal. If your Contract Value would have been $90,000 at the end of the Valuation Period had you not taken the withdrawal, your GWB Value will reduce by 5.56% ($5,000 Excess Withdrawal divided by $90,000) resulting in a new GWB Value of $87,036 ($92,160 GWB Value minus [92,160 multiplied by .0556]). A $100 Surrender Charge is due on the $5,000 Gross Withdrawal (2% of the $5,000 excess withdrawal).

Example 3.

Assume your Contract has one annuitant who is currently age 84 and you made a $100,000 purchase payment 18 years ago. Assume also that your GWB Value is still $100,000 and your GWB Amount, which you have been withdrawing every year, is $5,000. Assume you take your first withdrawal of $5,000 in the current Contract Year and that your Contract Value would have been $6,000 at the end of the Valuation Period had you not taken the withdrawal. The Contract Value after the withdrawal is $1,000 which is below the amount which will trigger the conversion of your Contract on the first of the month following your next Contract Anniversary. Assuming you make no further withdrawals prior to the conversion date, we will begin GWB Amount payments of $5,000 each year for so long as any Annuitant is alive.

The Following examples are specific to Qualified Contracts and are provided to help illustrate the impact of minimum required distributions (MRD's) and the impact to the contract of taking the MRD's under various circumstances.

Assumptions common to examples 4-6.

Assume your Contract Date is 6 years in the past and your Contract has one Annuitant who is age 75. Also assume that your GWB Value is $100,000, your GWB Amount is $5,000 and your minimum required distribution, as computed exclusively by us, is $5,300 for the current calendar year. Assume further that you have not yet made any withdrawals from your Contract in the current Contract Year, nor have you made any withdrawals in the current calendar year. Also, assume that your next Contract Anniversary will occur in the following calendar year and that your GWB Value did not increase on your Contract Anniversary in the current calendar year.

GMWB

Example 4.

To satisfy your MRD, you request a $5,300 withdrawal outside of our Systematic Withdrawal Program. At the time of this $5,300 withdrawal, the GWB Amount is $5,000 and the sum of all prior withdrawals in this Contract Year is $0. Therefore, $5,000 of the withdrawal is treated as a withdrawal of your GWB Amount and the remainder of the withdrawal ($300) is treated as an excess withdrawal. A reduction in your GWB Value will occur because you did not participate in the Systematic Withdrawal Program to receive this withdrawal and you did not meet all of the other criteria as stated on page <Click Here> of this prospectus to receive the greater of your GWB Amount and your MRD. To demonstrate the reduction, assume your Contract Value would have been $103,000 at the end of the Valuation Period had you not taken the withdrawal. After your withdrawal is processed, your Contract Value will be $97,700 and your GWB Value will be reduced by 0.31%. The 0.31% reduction is determined by dividing the $300 excess withdrawal by $98,000 ($103,000 - $5,000 determined above) resulting in a new GWB Value of $99,690 ($100,000 GWB Value minus [100,000 multiplied by .0031]).

Example 5.

Alternatively, assume that at the beginning of the year, you had been signed up for a monthly systematic withdrawal of your GWB Amount. Each month we will pay an amount so that we will have paid the greater of your GWB Amount or MRD, in this case $5,300, by the end of the calendar year. Since the withdrawal to cover your MRD was taken through our SWP program, your GWB Value will still be $100,000. We have assumed that all of the conditions for receiving the greater of your GWB Amount and your MRD as shown on page <Click Here> of this prospectus have been met.

Example 6.

Assume instead that you sign up for a systematic withdrawal of your GWB Amount in September. In order to meet your MRD requirements, you would need to elect an annual payment frequency from the SWP program so that we are able to pay a full year's worth of payments on a systematic basis prior to the end of the calendar year. Note that any frequency of payment other than annual in this case will not allow you to meet your MRD. After the withdrawal of $5,300, your GWB Value will still be $100,000 since the withdrawal to cover your MRD was taken through our SWP program. We have assumed that all of the conditions for receiving an MRD exception as shown on page <Click Here> of the prospectus have been met.

GMWB

Appendix B: Table of Accumulation Unit Values

Fidelity VIP Balanced Investor Class Subaccount
One Annuitant

	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007*	10.00	10.03	11,857,813

Two Annuitants

	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007*	10.00	10.03	5,513,507

* Period from 9/4/2007 to 12/31/2007

Fidelity VIP FundsManager 60% Subaccount
One Annuitant

	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007*	10.00	10.17	6,332,397
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007*	10.00	10.16	3,793,634

* Period from 9/4/2007 to 12/31/2007

Fidelity VIP Money Market Investor Class Subaccount
One Annuitant

	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007*	10.00	10.12	3,058,440
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2007*	10.00	10.12	1,043,354

* Period from 9/4/2007 to 12/31/2007

GMWB

Table of Contents
of the Statement of Additional Information

Accumulation Units	2
Unavailability of Annuity Income Options in Certain Circumstances	2
IRS Required Distributions	2
Safekeeping of Variable Account Assets	2
Distribution of the Contracts	2
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Fidelity Investments Life Insurance Company (enclosed)

GMWB-pro-0408
1.850778.101

GMWB

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INDIVIDUAL RETIREMENT ACCOUNT
DISCLOSURE STATEMENT

1. This Disclosure Statement addresses the Federal income tax treatment of the modified single premium deferred variable annuity Contract (the "Contract") that is issued by Fidelity Investments Life Insurance Company ("FILI") through Fidelity Investments Variable Annuity Account I (the "Variable Account"). It is important that you read this statement carefully.

This disclosure statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal of tax advice. Also, the information contained herein is based on current Federal income tax law, income tax regulations, and other guidance provided by the Internal Revenue Service ("IRS") and is therefore subject to change upon an amendment of the law or the issuance of further regulations or other guidance.

Revocation

2. You are allowed to revoke or cancel your Contract within ten (10) days of the later of (1) the date of the application for the Contract; or (2) the date you receive the Contract. Upon revocation, FILI will refund the greater of: (1) your Purchase Payment in full, neither crediting your Contract for earnings, nor charging it with any administrative expenses, or (2) your Purchase Payment plus the investment performance of the Money Market Investment Option.

You may revoke your Contract by mailing or delivering a notice of revocation to:

Fidelity Investments Life Insurance Company
Annuity Service Center
P.O. Box 770001
Cincinnati, OH 45277-0050

A notice of revocation shall be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

Any question regarding this procedure may be directed to a Fidelity Annuity Specialist at 1-800-544-2442.

Contributions

3. You may purchase a Contract as an IRA annuity with proceeds from a (1) non-taxable rollover from a qualified plan, tax sheltered annuity or custodial account under section 403(b) of the Internal Revenue Code ("Code"), Individual Retirement Account ("IRA account"), or another IRA annuity, or (2) a non-taxable transfer from a IRA account or another IRA annuity.

4. Subsequent contributions will not be accepted although the single premium for the Contract may be paid from different sources described in paragraph 3 above and received by us on different dates.

5. No deduction is allowed for a rollover contribution.

Investments

6. Your entire interest in the Contract is nonforfeitable.

7. The Contract is not transferable and is established for the exclusive benefit of you and your designated beneficiary or beneficiaries.

Distributions

8. A distribution from your Contract is includible in your gross income for the year in which the distribution is made and is taxed as ordinary income, except to the extent the distribution is treated as a recovery on non-deductible contributions, if any.

9. If a distribution from the Contract is made before you attain age 59½, your tax for the year in which the amount is received is increased by a penalty tax equal to 10% of the portion of the distribution that is includible in gross income. However, this 10% premature distribution penalty tax generally does not apply if the distribution (1) is rolled over or transferred to another IRA; (2) is made on account of your death or disability; (3) is part of a series of substantially equal periodic payments over your life (of life expectancy) or the joint lives (or joint life expectancy) of you and a second person designated by you; or (4) satisfies some other specified exception to the penalty law.

FGGI IRA DISC

10. The entire interest in an IRA must be distributed or commence to be distributed no later than April 1 of the calendar year following the calendar year in which the owner attains age 70½. Installment payments may be made in accordance with income tax regulations over the owner's life (of the lives of the owner and his or her designated beneficiary within the meaning of the Code) or over a period not exceeding the owner's life expectance (or the joint life expectancy of the owner and his or her designated beneficiary). If the owner dies after required distributions have commenced, any remaining interest must be distributed at least as rapidly as under the method of distribution being used at the time of death. If the owner dies before required distributions have commenced, any remaining interest must be distributed generally (1) within 5 years, or (2) over the life or life expectancy of the designated beneficiary commencing by the end of the year following the year of the owner's death (or by the end of the year in which the owner would have attained age 70½, if later, and the owner' spouse is the sole beneficiary).

In order for annuity income payments under the Contract to comply with these minimum distribution requirements, it might be necessary in certain circumstances to limit (1) the length of any guarantee period or the amount of any refund feature under an annuity income option, and (2) limit the joint and survivor annuity income options from which you may select. Also, if you name a Joint Annuitant, all distributions made while you are alive must be made to you.

If required distributions are not timely made, you will be liable for a 50% penalty tax on the difference between the required minimum distribution for the tax year and the amount actually paid to you. The IRS has the authority to waive this penalty tax under certain circumstances.

11. Special rules apply with respect to rollovers and transfers from IRAs. You should seek competent tax advice to comply with the requirements for rollovers and transfers.

Other Tax Considerations

12. You must file an IRS Form 5329 (Additional Taxes on Qualified Plans (Including IRAs) and other Tax-Favored Accounts) with your income tax return for a year in which there is a penalty tax due because of premature distributions or insufficient distributions.

13. The Contract has not been approved as to form for use as an IRA by the IRS. Such approval is a determination only as to the form of the Contract, and does not represent a determination of the merits of the Contract.

14. Further information concerning IRA and Roth IRAs can be obtained from any district office of the IRS and from IRS Publication 590 (Individual Retirement Arrangements (IRAs).

Prohibited Transactions

15. The Contract may cease to be an IRA because of a prohibited transaction. Generally, a prohibited transaction is any improper use of the Contract by you, a beneficiary, or any disqualified person. If during a taxable year you borrow any money under your Contract or use the Contract in another prohibited manner (for example, if the Contract is pledged as collateral for a loan), the Contract will cease to be an IRA as of the first day of the taxable year. You must include in your gross income for the year an amount equal to the fair market value of the Contract as of the first day of the taxable year, and you may have to pay a 10% premature distribution penalty tax (discussed above).

Financial Information

16. The value of your investment will depend on how you allocate your Purchase Payment to the available Investment Options and the actual investment performance of the Investment Options you choose. No minimum Contract Value is guaranteed. The Contract provides for a withdrawal benefit (Guaranteed Withdrawal Benefit For Life feature) where you may make withdrawals of a guaranteed amount each Contract Year starting when the youngest Annuitant turns 59½. The amount you can withdraw under this benefit depends on the age and number of Annuitants at the time of first withdrawal following the youngest Annuitant turning 59½. In general, the guaranteed amount will not decrease unless you withdraw more than the allowable guaranteed amount during a Contract Year. See your prospectus for a more detailed description.

17. As further described in the prospectus, the following are all the charges that FILI currently makes:

(a) Administrative Charge

FILI deducts a daily charge from the assets of the Investment Options equivalent to an annual rate of 0.25%.

(b) Mortality and Expense Risk Charge

FILI deducts a daily charge from the assets of the Investment Options equivalent to an annual rate of 1.00% if the Contract has two Annuitants on the Contract Date. For a Contract with only one Annuitant on the Contract Date, the annual rate is 0.85%.

FGGI IRA DISC

(c) Portfolio Expenses

The Portfolios associated with the Investment Options incur operating expenses and pay monthly management fees. The level of expenses varies by Portfolio.

(d) Surrender Charge

FILI will assess a 2% Surrender Charge on withdrawals during the first five Contract Years. No Surrender Charge is applied to withdrawals (1) under the Guaranteed Withdrawal Benefit For Life feature; or (2) taken to comply with the minimum required distributions and are taken as part of a Systematic Withdrawal Program offered by FILI; or (3) that are required following the death of an Owner. A Surrender Charge will not be assessed on the Annuity Date.

FGGI IRA DISC

THIS PAGE INTENTIONALLY LEFT BLANK

PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

FIDELITY GROWTH AND GUARANTEED INCOMESM ANNUITY
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2008

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Fidelity Investments Life Insurance Company through Fidelity Investments Variable Annuity Account I (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2008 without charge by calling 1-800-544-2442, or by accessing the SEC Internet website at (http://www.sec.gov).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

TABLE OF CONTENTS

PAGE

Accumulation Units	<Click Here>
Unavailability of Annuity Income Options in Certain Circumstances	<Click Here>
IRS Required Distributions	<Click Here>
Safekeeping of Variable Account Assets	<Click Here>
Distribution of the Contracts	<Click Here>
State Regulation	<Click Here>
Legal Matters	<Click Here>
Registration Statement	<Click Here>
Experts	<Click Here>
Financial Statements	<Click Here>
Fidelity Investments Life Insurance Company (enclosed)

GMWB-ptb-0408
1.850779.101

ACCUMULATION UNITS

We credit your payments allocated to the variable Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount for the Valuation Period during which the payment is received. In the case of the initial payment, we credit Accumulation Units as explained in the prospectus. Accumulation Units are adjusted for any exchanges or transfers into or out of a Subaccount.

For each variable Subaccount the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at $10. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.

Each variable Subaccount has a Net Investment Factor (also referred to as the "Total Return"). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:

(a) Is the value of the assets at the end of the preceding Valuation Period;

(b) Is the investment income and capital gains, realized or unrealized, credited during the current valuation period;

(c) Is the sum of:

(1) The capital losses, realized or unrealized, charged during the current valuation period plus any amount charged or set aside for taxes during the current Valuation Period; plus

(2) The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of 1.10% for Contracts issued with a single Annuitant and 1.25% for Contracts issued with joint Annuitants.

The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.

UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES

We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee; or the executors or administrators of the Annuitant's estate.

IRS REQUIRED DISTRIBUTIONS

If the Owner of the Contract dies (or either Joint Owner if the Contract is owned jointly) before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the person entitled to the proceeds as described in this section so that the Contract qualifies as an annuity under the Internal Revenue Code.

If the death occurs on or after the Annuity Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity Date, the entire interest in the Contract must be distributed within five years after the date of death, unless the following conditions are met.

The Beneficiaries' or second Owner's entire interest is payable over the Beneficiaries or second Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiaries or second Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, or the surviving Owner or Beneficiary is the surviving spouse of the deceased Owner, in which case the spouse may elect to continue the Contract as the Owner. The Owner's designated beneficiary is the person to whom proceeds of the Contract pass by reason of the death of the Owner.

If the Contract Owner is a trust or other "non-natural person," and the Annuitant dies before the Annuity Date, the required distribution upon death rules will apply.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by Fidelity Investments Life. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Subaccounts. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contract is distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR Corp. and Fidelity Investments Life. The offering of the contract is continuous, and we do not anticipate discontinuing offering the Contract. However, we reserve the right to discontinue offering the Contract.

STATE REGULATION

Fidelity Investments Life is subject to regulation by the Department of Insurance of the State of Utah, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contracts described in the Prospectus and Statement of Additional Information have been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by David J. Pearlman, Deputy General Counsel of Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contract. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The consolidated financial statements of the Company as of December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007 included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 125 High Street, Boston, MA 02110.

FINANCIAL STATEMENTS

The financial statements of Fidelity Investments Life Insurance Company included herein and should be considered only as bearing upon our ability to meet our obligations under the Contracts.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

for the years ended December 31, 2007, 2006 and 2005

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Stockholder of

Fidelity Investments Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Fidelity Investments Life Insurance Company (the "Company", a wholly-owned subsidiary of FMR LLC) and its subsidiary at December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

April 4, 2008

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED BALANCE SHEETS

(in thousands, except share data) December 31, 2007 and 2006

ASSETS	2007	2006
Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $681,818 in 2007 and $690,945 in 2006)	$ 688,045	$ 688,498
Policy loans	70	3

Total investments	688,115	688,501

Cash and cash equivalents	39,283	21,739
Cash equivalent (restricted)	1,407	4,455
Accrued investment income	9,264	8,314
Deferred policy acquisition costs	54,774	52,502
Reinsurance deposit and receivables	1,827,422	1,529,273
Property and equipment, net	19,661	11,400
Other assets	6,714	5,277
Net deferred tax asset	43,242	35,592
Income taxes receivable	6,748	--
Separate account assets	16,860,782	14,158,750

Total assets	$ 19,557,412	$ 16,515,803

LIABILITIES
Future contract and policy benefits	$ 997,694	$ 779,340
Contractholder deposit funds	955,111	894,759
Cash overdraft	20,447	7,447
Other liabilities and accrued expenses	13,022	7,975
Income taxes payable	--	1,661
Payable to parent and affiliates	3,174	10,731
Separate account liabilities	16,860,782	14,158,750

Total liabilities	18,850,230	15,860,663

Commitments and contingencies (Note 11)

STOCKHOLDER'S EQUITY

Common stock, par value $10 per share - 1,000,000 shares authorized; 300,000 shares issued and outstanding	3,000	3,000
Additional paid-in capital	68,048	68,048
Accumulated other comprehensive income	3,974	(1,179)
Retained earnings	632,160	585,271

Total stockholder's equity	707,182	655,140

Total liabilities and stockholder's equity	$ 19,557,412	$ 16,515,803

The accompanying notes are an integral part of the consolidated financial statements.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

(in thousands) for the years ended December 31, 2007, 2006 and 2005

	2007	2006	2005
Revenues:
Fees charged to contractholders	$ 113,638	$ 106,785	$ 100,763
Net investment income	35,947	34,310	32,473
Interest on reinsurance deposit	54,943	50,299	47,579
Fund administration fees	4,474	3,721	3,493
Net realized investment (losses) gains	(702)	(1,123)	6,004
Premiums	11,332	7,522	6,456
Other income	626	2	76

Total revenue	220,258	201,516	196,844

Benefits and expenses:
Underwriting, acquisition and insurance expenses(1)	113,013	98,961	83,090
Contract and policy benefits and expenses	51,852	48,128	49,521
Other expenses	--	--	7,201

Total benefits and expenses	164,865	147,089	139,812

Income before income taxes	55,393	54,427	57,032

Income tax expense	8,504	12,193	10,734

Net income	46,889	42,234	46,298

Other comprehensive income, before tax:
Unrealized gains (losses) on securities:
Net unrealized holding gains (losses) during the period	7,680	525	(17,133)
Reclassification adjustment for net realized losses (gains) included in net income	702	1,123	(6,004)
Foreign currency translation adjustment:
Net cumulative foreign currency translation adjustment	(488)	(41)	119
(Provision for) benefit from income taxes related to items of other comprehensive income	(2,741)	(567)	8,018

Other comprehensive income, net of tax	5,153	1,040	(15,000)

Comprehensive income	$ 52,042	$ 43,274	$ 31,298

(1)Includes affiliated company transactions (Note 8)

The accompanying notes are an integral part of the consolidated financial statements.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

(in thousands) for the years ended December 31, 2007, 2006 and 2005

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total Stockholder's Equity

Balance at December 31, 2004	$ 3,000	$ 68,048	$ 12,781	$ 496,739	$ 580,568

Comprehensive income:
Net income	--	--	--	46,298	46,298
Other comprehensive income	--	--	(15,000)	--	(15,000)

Balance at December 31, 2005	3,000	68,048	(2,219)	543,037	611,866

Comprehensive income:
Net income	--	--	--	42,234	42,234
Other comprehensive income	--	--	1,040	--	1,040

Balance at December 31, 2006	3,000	68,048	(1,179)	585,271	655,140

Comprehensive income:
Net income	--	--	--	46,889	46,889
Other comprehensive income	--	--	5,153	--	5,153

Balance at December 31, 2007	$ 3,000	$ 68,048	$ 3,974	$ 632,160	$ 707,182

The accompanying notes are an integral part of the consolidated financial statements.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands) for the years ended December 31, 2007, 2006 and 2005
	2007	2006	2005
Cash flows from operating activities:
Net income	$ 46,889	$ 42,234	$ 46,298
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and depreciation	4,161	4,265	6,317
Net realized investment losses (gains)	702	1,123	(6,004)
(Benefit) provision for deferred taxes	(10,373)	(2,344)	681
Changes in assets and liabilities:
Accrued investment income	(950)	271	3,204
Change in deferred policy acquisition costs, net of amortization	(2,578)	(1,813)	2,656
Future contract and policy benefits, net	354,824	380,487	234,513
Reinsurance deposit and receivables	(298,148)	(316,734)	(154,610)
Payable to parent and affiliates	(7,557)	1,012	590
Income taxes	(8,409)	5,895	(6,511)
Other assets and other liabilities, net	3,352	714	(1,230)

Net cash provided by operating activities	81,913	113,682	125,904

Cash flows from investing activities:
Purchase of debt securities	(381,118)	(229,261)	(785,769)
Purchase of equity securities	--	(116)	(926)
Purchase of restricted cash equivalent	(18,938)	(27,312)	(33,120)
Proceeds from sales of debt securities	312,138	152,949	714,128
Proceeds from maturities of debt securities	75,019	78,252	39,039
Proceeds from sales of equity securities	--	561	891
Proceeds from maturities of restricted cash equivalent	22,681	27,156	33,099
Proceeds from sale of branch operations	--	1,244	--
Investment trades payable	238	946	1
Investment trades receivable	14	(7)	--
Change in policy loans	(67)	(3)	36
Capital expenditures	(10,031)	(10,925)	(466)

Net cash used for investing activities	(64)	(6,516)	(33,087)

Cash flows from financing activities:
Change in cash overdraft	13,000	7,447	--
Deposits credited to variable annuity contracts	2,276,333	1,363,780	588,421
Deposits credited to fixed annuity contracts	141,235	91,564	47,121
Net transfers (to) from separate accounts	(1,113,379)	(324,244)	476,805
Withdrawals from variable annuity contracts	(1,231,419)	(1,114,335)	(1,113,373)
Withdrawals from fixed annuity contracts	(148,890)	(127,099)	(100,977)

Net cash used for financing activities	(63,120)	(102,887)	(102,003)

Effect of foreign exchange rate changes on cash	(1,185)	(136)	(106)

Net increase (decrease) in cash and cash equivalents	17,544	4,143	(9,292)

Cash and cash equivalents:
Beginning of year	21,739	17,596	26,888
End of year	$ 39,283	$ 21,739	$ 17,596
Supplemental disclosure of cash flow information for non-cash transactions (Note 4):
Charitable donation of debt securities at fair value	$ --	$ --	$ 7,201

The accompanying notes are an integral part of the consolidated financial statements.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND NATURE OF OPERATIONS:

The consolidated financial statements include the accounts of Fidelity Investments Life Insurance Company ("FILI"), a Utah domiciled insurance company, and Empire Fidelity Investments Life Insurance Company ("EFILI"), FILI's wholly-owned insurance company subsidiary operating exclusively in the State of New York (collectively, the "Company"). FILI is a wholly owned subsidiary of FMR LLC. Prior to October 1, 2007, the Company was a wholly-owned subsidiary of FMR Corp. Effective October 1, 2007, FMR Corp. was merged with and into FMR LLC. All intercompany transactions have been eliminated in consolidation.

The Company issues variable deferred and immediate annuity contracts and variable life policies and is licensed in all states in the United States of America and the District of Columbia. Amounts invested in the fixed option of the contracts are allocated to the general account of the Company. Amounts invested in the variable option of the contracts are allocated to the Variable Annuity Accounts, which are separate accounts of the Company. Amounts invested in the variable life policies are allocated to the Variable Life Accounts, which are also separate accounts of the Company. The assets of the Variable Annuity Accounts are invested in certain portfolios of the Fidelity Variable Insurance Products Funds, the Fidelity Variable Insurance Product Funds (Investor Class), the Universal Institutional Funds, the Old Mutual Insurance Series Funds, the Wells Fargo Advantage Variable Trust Funds, the Credit Suisse Trust, the Lazard Retirement Series, Inc. and the Fidelity Strategic Advisers, Inc. The assets of the Variable Life Accounts are invested in certain portfolios of the Fidelity Variable Insurance Product Funds, the Universal Institutional Funds, the Credit Suisse Trust, the Lazard Retirement Series, Inc. and the Fidelity Strategic Advisers, Inc. Separate account assets are reported at the net asset value of such portfolios.

In 2004, FILI became licensed to issue group annuity contracts in all provinces of Canada. Amounts invested in these contracts are allocated to certain portfolios of the Segregated Funds Accounts, which are separate accounts of the Company. The invested assets are reported at the net asset value of such portfolios. In 2006, the Company sold the net assets and liabilities attributable to these contracts to an affiliate, Fidelity Investments Insurance Company of Canada, for approximately $1,200,000. The sale was conducted at fair value which approximated its financial statements carrying value and resulted in no gain or loss to the Company.

The Company offers a term life insurance product with level premium paying periods of five, ten, fifteen and twenty years and a fixed immediate annuity product with guaranteed income for life or period certain. Effective February 26, 2008, the five year term life insurance product was closed to new business. The Company also offers a variable universal life insurance product. Amounts invested in the variable universal life policies are allocated to the Variable Life Accounts. Effective April 1, 2008, the variable universal life product was closed to new business.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying consolidated financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP").

The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments

Investments in debt and equity securities are classified as available-for-sale and are reported at fair value. Fair values for debt securities are obtained from independent pricing sources. Fair values for equity securities are obtained from external market quotations. Debt and equity securities that experience declines in fair value that are other than temporary are considered impaired and are written down to fair value with a corresponding charge to net income. Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the market value has been less than cost, the Company's ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer. Unrealized gains or losses on debt and equity securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.

The Company's interests in the Segregated Funds are accounted for as equity securities based on the characteristics and features of the underlying mutual fund investments in the Segregated Funds Accounts. The Company's interests are reported at fair value based on the net asset value of such underlying mutual fund portfolios. Unrealized gains or losses are reported as a component of other comprehensive income. As discussed in Note 1, the Company sold its interests in the Segregated Funds during 2006.

Cash and Cash Equivalents

The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents are comprised of amounts in demand deposit accounts, money market mutual funds, and a Canadian treasury bill and are reported at fair value which approximates cost. At December 31, 2007 and 2006, the Company recorded $1,407,000 and $4,455,000, respectively in a Canadian Treasury Bill. These funds are required to be vested in trust under the applicable laws and regulations for a foreign company operating a branch in Canada and are classified as restricted cash equivalents. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $37,609,000 and $20,481,000 at December 31, 2007 and 2006, respectively.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contractholders and are reported at fair value based on the net asset value of such underlying mutual fund portfolios. Since the contractholders receive the full benefit and bear the full risk of the separate account investments, which are comprised of mutual funds, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contractholders include mortality and expense risk, and administrative charges for variable annuity and life contractholders and also include the cost of providing insurance protection for variable life contractholders. Fund administration fees represent administrative fees charged to investment managers. Fees charged to contractholders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenues over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

Future Contract and Policy Benefits

Future contract and policy benefits include liabilities for the fixed portion of the variable annuity products, the guaranteed minimum death benefit ("GMDB") feature (see Note 3 - Guaranteed Benefits under Statement of Position 03-01) on the variable annuity product, and the life contingent fixed income annuity product and life products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force, taking into consideration the future term-life premiums, and GMDB assessments.

Future contract benefits for the variable and fixed annuity products are computed using pricing interest rates and estimates for mortality. The liabilities for future policy benefits for traditional life insurance products are computed using the net level premium reserve method and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Contractholder Deposit Funds

Contractholder deposit funds consist of annuity deposits received from customers for the fixed income annuity product with no life contingencies and for policies issued in 2003 and prior, and the fixed portion of the variable income annuity product with insignificant amounts of life contingent benefits. Liabilities are equal to the accumulated policy values, which consists of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

Reinsurance Deposit and Receivables

The Company reinsures certain of its life insurance and annuity product risk with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business have been deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc ("FIA") in accordance with contractual agreements as described in Note 8 - Affiliated Company Transactions, and certain insurance expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs ("DAC") are amortized over the lifetime of the policy generally estimated as the level term period for the term insurance product, a 20-year period for the deferred annuity products, and a 30-year period for the variable immediate annuity products.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e. lapses, withdrawals, internal replacements and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company's past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross margin or gross profits to amortize the remaining DAC balances.

A significant assumption for the projection of estimated gross profits is the investment return on Separate Account fund balances. The Company assumes a long term return of 9% before fund expenses and other charges. The Company also applies a "Reversion to the Mean" assumption in setting the projected return for the next seven years. The projected return is developed such that the combination of actual and projected return equals the long term return. The Company limits the projected return to no greater than 13% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Property and Equipment

Property, equipment, leasehold improvements and computer software are stated at cost less accumulated depreciation or amortization. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets ranging from 3 years to 10 years.

Software includes certain costs incurred for purchasing and developing software for internal use and is amortized over estimated useful lives, generally three years.

The Company accounts for certain capitalized software under the provisions of Statement of Position 98-1, "Accounting for Computer Software Developed or Obtained for Internal Use", which requires certain costs incurred in connection with developing or obtaining internal use software to be capitalized. Capitalized software development costs under SOP 98-1 of $19,560,000 and $10,925,000 are recorded in property and equipment, net of accumulated depreciation, in the Balance Sheets as of December 31, 2007 and 2006, respectively. Depreciation expense on these capitalized software development costs were $1,397,000 and $0 in 2007 and 2006, respectively.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Income Taxes

The Company files a consolidated federal income tax return with its subsidiary, EFILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.

The liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the current enacted tax rates.

Foreign Currency Translation

The results of operations for the Company's branch denominated in Canadian dollars are translated into U.S. dollars using average exchange rates during the period; assets and liabilities are translated using exchange rates at the end of each period. Translation gains and losses are included in the consolidated statements of income and comprehensive income as a component of accumulated other comprehensive income.

Adoption of New Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("FIN 48"). This guidance clarifies what criteria must be met prior to recognition of the financial statement benefit of a position taken in a tax return. Companies can recognize the benefit of uncertain tax positions only when the position is "more likely than not" to be sustained by the tax authorities. The Company adopted the provisions of FIN 48 effective January 1, 2007 (See Note 6 - Income Taxes). The adoption of this interpretation had no impact on the Company's financial statements.

On February 16, 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 155, "Accounting for Certain Hybrid Financial Instruments - an amendment of FASB Statements No. 133 and 140" ("SFAS 155"), which amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") and SFAS 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 140"). SFAS 155 (1) permits fair value re-measurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation, (2) clarifies which interest-only and principal-only strips are not subject to the requirements of SFAS 133, (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation, (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives, and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. This statement is effective for all financial instruments acquired or issued after the beginning of an entity's fiscal year that begins after September 15, 2006. At adoption, the fair value election may also be applied to hybrid financial instruments that have been bifurcated under SFAS 133 prior to adoption of this statement. The Company adopted this guidance effective January 1, 2007. The adoption of this statement had no impact on the Company's financial statements.

In September 2005, the American Institute of Certified Public Accountants issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs ("DAC") in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

The Company early adopted SOP 05-1 effective January 1, 2005. The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. Adoption of this statement had no impact on the Company's financial statements.

In May 2005, the FASB issued SFAS No. 154, "Accounting Changes and Error Corrections - a replacement of APB Opinion No. 20 and FASB Statement No. 3" ("SFAS No. 154"). SFAS No. 154 requires the retrospective application of changes in accounting principles to prior period's financial statements. This statement applies to all voluntary changes in accounting principles made after December 15, 2005, and for the limited instance when a new accounting pronouncement does not provide transition provisions. Adoption of this statement had no impact on the Company's financial statements.

During 2005, the FASB issued FSP FAS No. 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairments and its Application to Certain Investments" ("FSP 115-1"). FSP 115-1 provides a model for determining whether to record impairment losses associated with investments in certain equity and debt securities and references other existing accounting guidance. FSP 115-1 also carries forward the disclosure requirements of EITF 03-01, "The Meaning of Other Than Temporary Impairment and its Application to Certain Investments" relating to securities in an unrealized loss position. This guidance also requires income to be accrued on a level-yield basis following an impairment of debt securities. The Company adopted this guidance effective January 1, 2006. Adoption of this statement did not have a material effect on the Company's financial position or results of operations.

Future Adoption of New Accounting Pronouncements

In February 2007, FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("SFAS No. 159"). This statement provides an option to report selected financial assets and liabilities, including rights and obligations under certain insurance contracts that are financial instruments, as well as under contracts that are not financial instruments, at fair value. Companies shall report unrealized gains and losses on items for which the fair value option is elected in net income. The fair value option may be applied instrument by instrument, is irrevocable, and is applied to the entire instrument. SFAS No. 159, will be effective for fiscal years after November 15, 2007. The effect of the first re-measurement to fair value is recorded as a cumulative effect adjustment to the opening balance of retained earnings. The Company is currently assessing the impact of SFAS No. 159 will have on its financial statements.

In September 2006, FASB issued SFAS No. 157, "Fair Value Measurements" ("SFAS No. 157"). This statement defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Qualitative and quantitative disclosures will focus on the inputs used to measure fair value. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The Company is currently assessing the impact SFAS No. 157 will have on its financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

3. GUARANTEED BENEFITS UNDER STATEMENT OF POSITION 03-01:

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). SOP 03-01 provides guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and separate account assets and liabilities and a company's interest in such separate accounts. Reporting and measuring the Company's interest in its separate accounts as general account assets is based on the insurer's proportionate beneficial interest in the separate account's underlying assets. The SOP requires the establishment of a liability for contracts that contain death or other insurance benefits using a specified reserve methodology.

Guaranteed Minimum Death Benefits

The Company has certain variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company's current variable annuity contract does not offer a GMDB feature.

The following summarizes the liability for GMDB contracts reflected in the general account (in thousands):

	2007	2006
Beginning balance	$ 6,767	$ 7,711
Unlocking of benefit ratio	(817)	(719)
Interest on reserve	417	507
Claims paid	(3,814)	(3,875)
Accrual of benefit ratio	3,045	3,143

Ending balance	$ 5,598	$ 6,767

The reinsurance recoverables associated with GMDB were $5,137,000 and $6,191,000 at December 31, 2007 and 2006, respectively.

The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability.

  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
  The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 3.8%-11% depending on the underlying fund type.
  The DAC model employs a mean reversion algorithm that looks back to the later of the original issue date or 1997 and compares historical fund returns to the Company's long term estimate.
  The volatility assumption is 20% for equity funds; 8.7% for bond funds; and 0% for money market funds.
  The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

3. GUARANTEED BENEFITS UNDER STATEMENT OF POSITION 03-01 (CONTINUED):

  The base lapse rate and partial withdrawal assumptions vary from 2%-7% and 1%-3%, respectively, depending on contract type and policy duration.
  The lapse rates for anticipated internal replacements vary from 2.9% to 16.0% depending on calendar year.
  The discount rate is 6.83%.

The table below represents the account value, net amount at risk and average attained age of underlying contract holders for guarantees in the event of death as of December 31, 2007 and 2006. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
	2007	2006
(in thousands, except for contractholder data)

Net deposits paid
Account value	$ 8,710,878	$ 9,161,131
Net amount at risk	$ 243,508	$ 329,177
Average attained age of contractholders	61	63
Ratchet (highest historical account value at specified anniversary dates)
Account value	$ 499,445	$ 536,589
Net amount at risk	$ 55,976	$ 77,834
Average attained age of contractholders	65	68

4. INVESTMENTS:

The components of net investment income were as follows:

	Years Ended December 31,
	2007	2006	2005
	(in thousands)
Debt securities	$ 36,223	$ 34,942	$ 32,537
Cash and cash equivalents	2,403	2,151	2,685
Other income	3	--	2
Total investment income	38,629	37,093	35,224
Less: Investment expenses	2,682	2,783	2,751
Net investment income	$ 35,947	$ 34,310	$ 32,473

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

Gross realized gains and losses from the voluntary sales of debt and equity securities were as follows:

Years Ended December 31,
	2007	2006	2005
(in thousands)
Debt securities
Gross realized gains	$ 3,426	$ 209	$ 9,694
Gross realized losses	$ 2,513	$ 1,380	$ 3,779
Equity securities
Gross realized gains	$ --	$ 48	$ 89
Gross realized losses	$ --	$ --	$ --

Realized investment losses as a result of other than temporary impairments in the value of investments were $1,615,000, $0 and $0 in 2007, 2006 and 2005, respectively. There were no debt securities that were non-income producing for 2007, 2006 and 2005, respectively. There was no interest foregone by non-income producing securities for 2007, 2006 and 2005, respectively.

Net unrealized investment gains (losses) on available-for-sale securities carried at fair value, and the related impact on DAC, deferred income taxes and foreign exchange as of December 31, were as follows:

	December 31,
	2007	2006	2005
	(in thousands)
Debt securities	$ 6,227	$ (2,447)	$ (4,224)
Equity securities	--	--	54
DAC	(205)	100	223
Foreign exchange	(46)	481	481
Deferred income tax (expense) benefit	(2,002)	687	1,247
	$ 3,974	$ (1,179)	$ (2,219)

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2007 and 2006, respectively were as follows:

	2007
	Gross Unrealized Losses	Fair Value	Number of Securities
	(in thousands)
Investment grade debt securities:
0-12 months	$ (1,156)	$ 38,578	71
Greater than 12 months	(1,214)	155,951	185
	$ (2,370)	$ 194,529	256

Below investment grade debt securities:
0-12 months	$ (701)	$ 19,433	123
Greater than 12 months	(258)	10,073	21
	$ (959)	$ 29,506	144
	2006
	Gross Unrealized Losses	Fair Value	Number of Securities
	(in thousands)
Investment grade debt securities:
0-12 months	$ (496)	$ 108,230	156
Greater than 12 months	(5,213)	331,138	311
	$ (5,709)	$ 439,368	467

Below investment grade debt securities:
0-12 months	$ (67)	$ 4,444	43
Greater than 12 months	(339)	13,157	40
	$ (406)	$ 17,601	83

The Company evaluates declines in fair values below cost for its investments. Based on the Company's review of the issuers' continued compliance with the securities' obligations in accordance with their contractual terms, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that declines in the fair value of the securities above were temporary as of December 31, 2007 and 2006. The majority of the securities are investment grade fixed maturities with fair values at or greater than 98% of amortized cost at December 31, 2007. The decline in market value was primarily the result of an increase in interest rates from the securities purchase date.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt securities, by type of issuer, and equity securities were as follows:

	December 31, 2007
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
Debt securities:
U.S. Treasury and other U.S.
Government corporations and agency securities	$ 158,190	$ 5,376	$ --	$ 163,566
Corporate debt securities	335,603	2,529	(3,231)	334,901
Mortgage backed securities	188,025	1,651	(98)	189,578

	$ 681,818	$ 9,556	$ (3,329)	$ 688,045
	December 31, 2006
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
Debt securities:
U.S. Treasury and other U.S.
Government corporations and agency securities	$ 102,626	$ 972	$ (681)	$ 102,917
Corporate debt securities	389,629	2,460	(4,109)	387,980
Mortgage backed securities	198,690	236	(1,325)	197,601

	$ 690,945	$ 3,668	$ (6,115)	$ 688,498

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt securities at December 31, 2007, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(in thousands)
Due in 1 year or less	$ 39,190	$ 38,967
Due after 1 year through 5 years	398,295	404,129
Due after 5 year through 10 years	25,338	25,270
Due after 10 years	30,970	30,101
Mortgage backed securities	188,025	189,578
	$ 681,818	$ 688,045

At December 31, 2007 and 2006, there were no contractual investment commitments. There are no significant concentrations of debt securities by issuer or by industry, other than U.S. Government corporations and agency securities.

At December 31, 2007, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,622,000 and $2,709,000, respectively. At December 31, 2006, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,581,000 and $2,602,000, respectively.

During 2005, the Company donated debt securities to a qualified charitable organization at fair value of $7,201,000. This is recorded as other expenses in the Consolidated Statements of Income and Comprehensive Income.

5. FAIR VALUE OF FINANCIAL INSTRUMENTS:

SFAS No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates, which, in many cases, may differ from the amounts which could be realized upon immediate liquidation.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

5. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED):

The estimated carrying values and fair values of the financial instruments were as follows:

	2007		2006
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(in thousands)		(in thousands)

Financial Assets:
Debt securities (Note 2)	$ 688,045	$ 688,045	$ 688,498	$ 688,498
Policy loans	70	70	3	3
Cash and cash equivalents (Note 2)	40,690	40,690	26,194	26,194
Reinsurance deposit and receivables	1,827,422	1,840,005	1,529,273	1,557,081
Separate account assets	16,860,782	16,860,782	14,158,750	14,158,750

	$ 19,417,009	$ 19,429,592	$ 16,402,718	$ 16,430,526

Financial Liabilities:
Future contract and policy benefits	$ 997,694	$ 997,694	$ 779,340	$ 779,342
Contractholder deposit funds	955,111	967,700	894,759	922,540
Cash overdraft	20,447	20,447	7,447	7,447
Separate account liabilities	16,860,782	16,860,782	14,158,750	14,158,750

	$ 18,834,034	$ 18,846,623	$ 15,840,296	$ 15,868,079

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Reinsurance Deposit and Receivables

Fair values for the Company's reinsurance deposits for the fixed portion of the variable annuities in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Future Contract and Policy Benefits and Contractholder Deposit Funds

Fair values for the Company's liabilities for the fixed portion of the variable annuities in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Separate Accounts

Assets held in separate accounts are reported in the accompanying consolidated balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

5. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED):

Policy Loans

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

6. INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2007	2006	2005
	(in thousands)
Current:
Federal	$ 18,276	$ 14,082	$ 9,558
State	601	455	495
	18,877	14,537	10,053
Deferred:
Federal	(10,437)	(2,122)	686
State	64	(222)	(5)
	(10,373)	(2,344)	681
Provision for income taxes	$ 8,504	$ 12,193	$ 10,734

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for EFILI, as EFILI believes that the reversal of temporary differences will have no impact on the state income tax that EFILI will pay in the future. State deferred taxes are recorded for FILI for the impact of its reversing temporary differences on its future state income tax liability.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

6. INCOME TAXES (CONTINUED):

Significant components of the Company's net deferred tax asset were as follows:

	December 31,
	2007	2006
	(in thousands)
Deferred income tax assets:
Deferred policy acquisition costs	$ 15,425	$ 10,056
Contractholder reserves	24,491	19,627
Deferred revenue	10,023	8,220
Unrealized (gains)/losses on available-for-sale securities	(2,135)	875
Capitalized software	(6,037)	(3,824)
Deferred compensation and retirement benefit plans	275	--
Other, net	1,200	638

Net deferred tax asset	$ 43,242	$ 35,592

Management believes that the Company's future income will be sufficient to realize the net deferred tax asset.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Years Ended December 31,
	2007	2006	2005
	(in thousands)
Tax provision at U.S. Federal statutory rate	$ 19,388	$ 19,049	$ 19,961
Dividends received deduction	(11,511)	(6,889)	(9,450)
Other, net	627	33	223

	$ 8,504	$ 12,193	$ 10,734

FILI paid federal and state income taxes of $27,285,000, $8,642,000 and $16,565,000 in 2007, 2006 and 2005, respectively.

FIN 48

The Company was required to adopt FIN 48 as of January 1, 2007. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in the Company's financial statements in accordance with FASB Statement No. 109, "Accounting for Income Taxes." FIN 48 only allows the recognition of these tax benefits that have a greater than 50% likelihood of being sustained upon examination by the taxing authorities. As a result, the Company applies a more-likely-than not recognition threshold for all tax uncertainties.

Currently, the Company only files income tax returns in the United States. The Company is no longer subject to U.S. federal or local examinations tax examinations for years before 2004. The Company is not currently under examination for the income tax filings in any jurisdictions. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will result in a material adverse effect on the Company's financial condition, results of operations, or cash flows. Therefore, no reserves for uncertain tax positions have been recorded pursuant to FIN 48. In addition, the Company did not record a cumulative effect adjustment related to the adoption of FIN 48.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

6. INCOME TAXES (CONTINUED):

In its Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the dividends received deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that proposes to change accepted industry and IRS interpretations of the status governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only. For the years ending December 31, 2007, 2006 and 2005, the Company has recorded benefits of $11,511,000, $6,889,000 and $9,450,000, respectively, related to the separate account DRD.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

7. STOCKHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for payment as dividends to FMR LLC are limited to the excess of FILI's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of Utah, dividends to shareholders are limited to the lesser of the Company's net gain from operations for the year ended on the preceding December 31, or 10% of the Company's surplus held for policyholders as of the preceding December 31. No dividends have been paid or declared during 2007, 2006 and 2005, respectively.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the applicable state insurance department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC; deferred income taxes are limited; bonds are generally carried at amortized cost; insurance liabilities are presented net of reinsurance assets; a wholly-owned insurance subsidiary is reported at statutory equity and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

Net income and capital stock and surplus as determined in accordance with statutory accounting practices were as follows:

Years Ended December 31,
	2007	2006	2005
(in thousands)
FILI
Statutory net income	$ 47,435	$ 43,269	$ 48,301
Statutory surplus	$ 645,223	$ 604,497	$ 566,312
EFILI
Statutory net income	$ 2,787	$ 4,238	$ 5,546
Statutory surplus	$ 51,161	$ 49,301	$ 46,063

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

8. AFFILIATED COMPANY TRANSACTIONS:

The Company's insurance contracts are distributed through Fidelity Brokerage Services LLC, FIA, and Fidelity Investments Institutional Services Company, Inc., all of which are affiliated with FMR LLC. FILI and EFILI have agreements with FIA under which FILI pays FIA renewal sales compensation of 0.10% of the annuity contract value each year. EFILI pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company also pays FIA 2.5% of the annuity payments received for its fixed immediate annuity. The Company compensated FIA in the amount of $30,910,000, $26,447,000 and $18,267,000 in 2007, 2006 and 2005, respectively.

The Company has an administrative services agreement with FIA whereby the Company provides certain administrative and accounting functions. The Company received $6,078,000, $5,761,000 and $6,575,000 in 2007, 2006 and 2005, respectively, for such services. The reimbursements are accounted for as a direct reduction of the Company's expenses. Effective October 1, 2006, and January 1, 2007, FILI and EFILI entered into agreements with Pyramis Global Advisors Trust Company ("Pyramis") to provide investment and managerial advice. The Company incurred charges of $1,068,000 and $224,000 in 2007 and 2006, respectively, for such services. Previously, the Company had an investment management agreement with Fidelity Management Trust Company ("FMTC") to provide investment and managerial advice. The Company incurred charges of $898,000 and $1,136,000 in 2006 and 2005, respectively, for such services.

The Company has an administrative services agreement with FMR LLC and its subsidiaries whereby certain administrative and special services are provided for the Company. The expenses related to these agreeements were $36,175,000, $27,182,000 and $15,958,000 in 2007, 2006 and 2005, respectively, for such services.

FMR LLC maintains a noncontributory trusteed defined benefit pension plan covering substantially all eligible Company employees. The benefits earned are based on years of service and the employees' compensation during the last five years of employment. FMR LLC's policy for the plan is to fund the maximum amount deductible for income tax purposes, and to charge each subsidiary for its share of such contributions. Pension costs of $230,000, $1,032,000 and $839,000 were charged to the Company in 2007, 2006 and 2005, respectively. Effective May 1, 2007, FMR LLC terminated the defined benefit pension plan.

FMR LLC sponsors a trusteed Profit-Sharing Plan and a contributory 401(k) Thrift Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan and monthly for the 401(k) Thrift Plan. FMR LLC's policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The cost charged to the Company for these plans amounted to $2,892,000, $2,418,000 and $2,000,000 in 2007, 2006 and 2005, respectively.

The Company participates in various FMR LLC stock-based compensatory plans. The compensation is based on the change in the net asset value of FMR LLC common stock, as defined. The aggregate expenses related to these plans charged to the Company were $5,650,000, $4,350,000 and $4,461,000 in 2007, 2006 and 2005, respectively.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2007	2006	2005
	(in thousands)

Commissions, gross	$ 30,910	$ 26,447	$ 18,267
Compensation and benefits	29,883	28,417	27,714
Capitalization of deferred policy acquisition costs	(13,369)	(9,043)	(4,121)
Amortization of deferred policy acquisition costs	10,791	7,230	6,777
Rent expenses	3,302	3,431	2,195
Taxes, licenses and fees	3,040	2,842	2,190
General insurance expenses	48,456	39,637	30,068

	$ 113,013	$ 98,961	$ 83,090

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual experience. In 2007, 2006 and 2005, the Company increased amortization by $4,397,000, $1,594,000 and $1,747,000, respectively, to reflect actual experience for investment performance, persistency (including internal replacements) and inflation assumptions. This adjustment has been reflected in amortization expense.

10. REINSURANCE:

The Company retains a maximum coverage per individual life of $25,000 plus 30% of the excess over $25,000 with a maximum initial retention not to exceed $100,000 for its life insurance business. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2003 with various reinsurers.

The Company has entered into 100% coinsurance agreements for its fixed guaranteed income annuity product and for the fixed portion of the variable income annuity product with two highly rated reinsurers (rated A or better by Moody's statistical rating agency at December 31, 2007). The Company is subject to concentration of risk with respect to these reinsurance agreements. The receivable from each reinsurer is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts is accounted for as a deposit liability and is recorded in contractholder deposit funds. Under these reinsurance agreements, the Company receives a front end ceding expense allowance of 2.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%. For new polices issued after May 1, 2006, the front end ceding expense is 2.8% and the annual allowance of a percentage of assets ranged from 0.12% to 0.30%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts is recognized over the lives of the underlying contracts.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

10. REINSURANCE (CONTINUED):

Financial information related to the two coinsurance agreements for the years ended December 31 were as follows:

December 31,
	2007	2006
(in thousands)
Deposit assets:
Genworth Life Insurance Company and Genworth Life Insurance Company of New York	$ 1,151,634	$ 992,237
Principal Life Insurance Company	631,900	496,119

Reinsurance deposits	$ 1,783,534	$ 1,488,356

Contractholder deposit funds and future benefits	$ 1,811,764	$ 1,511,436

Interest on reinsurance deposit	$ 54,943	$ 50,299
Contract and policy benefits and expenses	$ 43,031	$ 38,082

The Company's deposit assets under the reinsurance agreements with Principal Life Insurance Company are partially held in a collateral account and with Genworth Life Insurance Company are partially secured by investments held in trust.

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2007	2006	2005
	(in thousands)

Direct life premiums	$ 15,400	$ 14,548	$ 13,640
Reinsurance ceded	(4,068)	(7,026)	(7,184)
Net life premiums	$ 11,332	$ 7,522	$ 6,456

Direct contract and policy benefits	$ 261,218	$ 222,136	$ 190,603
Reinsurance ceded	(209,366)	(174,008)	(141,082)
Net contract and policy benefits	$ 51,852	$ 48,128	$ 49,521

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

11. COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

Fidelity® Investments

Variable Annuity Account I

Annual Report

December 31, 2007

(2_fidelity_logos)(registered trademark)

This report and the financial statements contained herein are submitted for the general information of Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class	VIP - Growth	VIP - Growth Investor Class
Assets:
Investments at market value	$ 852,293	$ 1,147,667	$ 186,398	$ 76,967	$ 943,114	$ 186,353	$ 756,187	$ 130,363
Receivable from FILI	5	0	3	0	5	0	0	0
Total assets	852,298	1,147,667	186,401	76,967	943,119	186,353	756,187	130,363
Liabilities:
Payable to FILI	0	7	0	0	0	0	2	0
Total net assets	$ 852,298	$ 1,147,660	$ 186,401	$ 76,967	$ 943,119	$ 186,353	$ 756,185	$ 130,363
Net Assets:
Fidelity Retirement Reserves	$ 804,648	$ 0	$ 142,615	$ 0	$ 795,020	$ 0	$ 672,216	$ 0
Fidelity Income Advantage	47,650	0	43,786	0	148,099	0	83,969	0
Fidelity Personal Retirement	0	1,106,054	0	76,967	0	186,353	0	130,363
Fidelity Freedom Lifetime Income	0	81	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	41,525	0	0	0	0	0	0
Total net assets	$ 852,298	$ 1,147,660	$ 186,401	$ 76,967	$ 943,119	$ 186,353	$ 756,185	$ 130,363
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	37,590	-	4,442	-	11,466	-	8,798	-
Unit Value	$ 21.41	$ -	$ 32.11	$ -	$ 69.34	$ -	$ 76.40	$ -
Fidelity Income Advantage:
Units Outstanding	2,259	-	1,386	-	2,169	-	1,117	-
Unit Value	$ 21.04	$ -	$ 31.55	$ -	$ 68.14	$ -	$ 75.09	$ -
Fidelity Personal Retirement:
Units Outstanding	-	99,608	-	6,700	-	15,010	-	9,432
Unit Value	$ -	$ 11.10	$ -	$ 11.49	$ -	$ 12.42	$ -	$ 13.82
Fidelity Freedom Lifetime Income:
Units Outstanding	-	7	-	-	-	-	-	-
Unit Value	$ -	$ 11.01	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	3,058	-	-	-	-	-	-
Unit Value	$ -	$ 10.12	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	1,043	-	-	-	-	-	-
Unit Value	$ -	$ 10.12	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class	VIP - Asset Manager	VIP - Asset Manager Investor Class
Assets:
Investments at market value	$ 206,040	$ 147,800	$ 176,714	$ 436,805	$ 173,528	$ 440,529	$ 42,052
Receivable from FILI	1	1	0	8	0	0	0
Total assets	206,041	147,801	176,714	436,813	173,528	440,529	42,052
Liabilities:
Payable to FILI	0	0	0	0	1	5	0
Total net assets	$ 206,041	$ 147,801	$ 176,714	$ 436,813	$ 173,527	$ 440,524	$ 42,052
Net Assets:
Fidelity Retirement Reserves	$ 187,605	$ 125,573	$ 0	$ 328,901	$ 0	$ 359,141	$ 0
Fidelity Income Advantage	18,436	22,228	0	107,912	0	81,383	0
Fidelity Personal Retirement	0	0	176,714	0	173,527	0	42,052
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 206,041	$ 147,801	$ 176,714	$ 436,813	$ 173,527	$ 440,524	$ 42,052
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	3,935	7,010	-	10,845	-	9,099	-
Unit Value	$ 47.67	$ 17.91	$ -	$ 30.33	$ -	$ 39.47	$ -
Fidelity Income Advantage:
Units Outstanding	393	1,249	-	3,617	-	2,095	-
Unit Value	$ 46.85	$ 17.78	$ -	$ 29.80	$ -	$ 38.79	$ -
Fidelity Personal Retirement:
Units Outstanding	-	-	11,592	-	15,945	-	3,344
Unit Value	$ -	$ -	$ 15.24	$ -	$ 10.88	$ -	$ 12.58
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class	VIP - Balanced	VIP - Balanced Investor Class
Assets:
Investments at market value	$ 884,457	$ 145,384	$ 14,563	$ 1,614,341	$ 463,608	$ 201,324	$ 363,794
Receivable from FILI	7	4	0	0	0	2	0
Total assets	884,464	145,388	14,563	1,614,341	463,608	201,326	363,794
Liabilities:
Payable to FILI	0	0	0	7	0	0	0
Total net assets	$ 884,464	$ 145,388	$ 14,563	$ 1,614,334	$ 463,608	$ 201,326	$ 363,794
Net Assets:
Fidelity Retirement Reserves	$ 571,560	$ 116,966	$ 0	$ 1,419,965	$ 0	$ 145,113	$ 0
Fidelity Income Advantage	99,774	28,422	0	194,369	0	56,213	0
Fidelity Personal Retirement	213,130	0	14,563	0	463,608	0	189,538
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	174,256
Total net assets	$ 884,464	$ 145,388	$ 14,563	$ 1,614,334	$ 463,608	$ 201,326	$ 363,794
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	14,326	4,403	-	27,490	-	7,759	-
Unit Value	$ 39.90	$ 26.56	$ -	$ 51.65	$ -	$ 18.70	$ -
Fidelity Income Advantage:
Units Outstanding	2,541	1,087	-	3,822	-	3,055	-
Unit Value	$ 39.21	$ 26.11	$ -	$ 50.76	$ -	$ 18.38	$ -
Fidelity Personal Retirement:
Units Outstanding	17,250	-	1,127	-	33,303	-	15,037
Unit Value	$ 12.36	$ -	$ 12.92	$ -	$ 13.92	$ -	$ 12.60
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	11,858
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ 10.03
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	5,514
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ 10.03

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class
Assets:
Investments at market value	$ 39,717	$ 29,314	$ 209,185	$ 28,518	$ 101,145	$ 19,479	$ 665,757	$ 227,889
Receivable from FILI	1	0	3	0	2	0	0	0
Total assets	39,718	29,314	209,188	28,518	101,147	19,479	665,757	227,889
Liabilities:
Payable to FILI	0	0	0	0	0	0	6	0
Total net assets	$ 39,718	$ 29,314	$ 209,188	$ 28,518	$ 101,147	$ 19,479	$ 665,751	$ 227,889
Net Assets:
Fidelity Retirement Reserves	$ 34,084	$ 0	$ 165,892	$ 0	$ 85,549	$ 0	$ 550,160	$ 0
Fidelity Income Advantage	5,634	0	43,296	0	15,598	0	115,591	0
Fidelity Personal Retirement	0	29,314	0	28,518	0	19,479	0	227,889
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 39,718	$ 29,314	$ 209,188	$ 28,518	$ 101,147	$ 19,479	$ 665,751	$ 227,889
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,126	-	7,642	-	5,171	-	22,281	-
Unit Value	$ 16.03	$ -	$ 21.71	$ -	$ 16.55	$ -	$ 24.69	$ -
Fidelity Income Advantage:
Units Outstanding	354	-	2,027	-	958	-	4,750	-
Unit Value	$ 15.89	$ -	$ 21.33	$ -	$ 16.26	$ -	$ 24.31	$ -
Fidelity Personal Retirement:
Units Outstanding	-	2,217	-	2,157	-	1,422	-	16,509
Unit Value	$ -	$ 13.22	$ -	$ 13.22	$ -	$ 13.70	$ -	$ 13.80
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Strategies	VIP - Value Strategies Investor Class	VIP - Utilities	VIP - Utilities Investor Class	VIP - Technology	VIP - Technology Investor Class	VIP - Energy	VIP - Energy Investor Class
Assets:
Investments at market value	$ 105,632	$ 55,897	$ 70,801	$ 33,094	$ 64,826	$ 31,480	$ 321,158	$ 118,044
Receivable from FILI	2	1	0	0	0	0	4	0
Total assets	105,634	55,898	70,801	33,094	64,826	31,480	321,162	118,044
Liabilities:
Payable to FILI	0	0	8	0	0	0	0	0
Total net assets	$ 105,634	$ 55,898	$ 70,793	$ 33,094	$ 64,826	$ 31,480	$ 321,162	$ 118,044
Net Assets:
Fidelity Retirement Reserves	$ 84,519	$ 0	$ 60,305	$ 0	$ 58,593	$ 0	$ 280,212	$ 0
Fidelity Income Advantage	21,115	0	10,488	0	6,233	0	40,950	0
Fidelity Personal Retirement	0	55,898	0	33,094	0	31,480	0	118,044
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 105,634	$ 55,898	$ 70,793	$ 33,094	$ 64,826	$ 31,480	$ 321,162	$ 118,044
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	5,321	-	3,796	-	4,720	-	8,774	-
Unit Value	$ 15.88	$ -	$ 15.89	$ -	$ 12.41	$ -	$ 31.94	$ -
Fidelity Income Advantage:
Units Outstanding	1,340	-	668	-	508	-	1,297	-
Unit Value	$ 15.75	$ -	$ 15.68	$ -	$ 12.25	$ -	$ 31.53	$ -
Fidelity Personal Retirement:
Units Outstanding	-	4,462	-	2,092	-	2,357	-	6,380
Unit Value	$ -	$ 12.53	$ -	$ 15.82	$ -	$ 13.36	$ -	$ 18.50
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials	VIP - Industrials Investor Class	VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class
Assets:
Investments at market value	$ 48,861	$ 22,595	$ 21,342	$ 9,524	$ 40,545	$ 23,514	$ 3,118	$ 2,050
Receivable from FILI	0	0	0	0	0	0	0	0
Total assets	48,861	22,595	21,342	9,524	40,545	23,514	3,118	2,050
Liabilities:
Payable to FILI	1	0	1	0	0	0	0	0
Total net assets	$ 48,860	$ 22,595	$ 21,341	$ 9,524	$ 40,545	$ 23,514	$ 3,118	$ 2,050
Net Assets:
Fidelity Retirement Reserves	$ 43,340	$ 0	$ 19,301	$ 0	$ 34,367	$ 0	$ 2,863	$ 0
Fidelity Income Advantage	5,520	0	2,040	0	6,178	0	255	0
Fidelity Personal Retirement	0	22,595	0	9,524	0	23,514	0	2,050
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 48,860	$ 22,595	$ 21,341	$ 9,524	$ 40,545	$ 23,514	$ 3,118	$ 2,050
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	3,107	-	1,483	-	1,674	-	252	-
Unit Value	$ 13.95	$ -	$ 13.02	$ -	$ 20.53	$ -	$ 11.36	$ -
Fidelity Income Advantage:
Units Outstanding	400	-	159	-	304	-	23	-
Unit Value	$ 13.77	$ -	$ 12.85	$ -	$ 20.27	$ -	$ 11.22	$ -
Fidelity Personal Retirement:
Units Outstanding	-	1,873	-	891	-	1,651	-	198
Unit Value	$ -	$ 12.06	$ -	$ 10.69	$ -	$ 14.24	$ -	$ 10.34
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class	VIP - Aggressive Growth	VIP - Aggressive Growth Investor Class	VIP - International Capital Appreciation, Class R
Assets:
Investments at market value	$ 58,210	$ 29,336	$ 105,499	$ 209,503	$ 13,140	$ 9,126	$ 29,200
Receivable from FILI	1	0	1	0	1	0	15
Total assets	58,211	29,336	105,500	209,503	13,141	9,126	29,215
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$ 58,211	$ 29,336	$ 105,500	$ 209,503	$ 13,141	$ 9,126	$ 29,215
Net Assets:
Fidelity Retirement Reserves	$ 49,632	$ 0	$ 82,592	$ 0	$ 11,114	$ 0	$ 24,770
Fidelity Income Advantage	8,579	0	22,908	0	2,027	0	4,445
Fidelity Personal Retirement	0	29,336	0	209,503	0	9,126	0
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 58,211	$ 29,336	$ 105,500	$ 209,503	$ 13,141	$ 9,126	$ 29,215
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,683	-	6,617	-	815	-	1,837
Unit Value	$ 18.50	$ -	$ 12.48	$ -	$ 13.64	$ -	$ 13.49
Fidelity Income Advantage:
Units Outstanding	467	-	1,847	-	149	-	331
Unit Value	$ 18.34	$ -	$ 12.39	$ -	$ 13.57	$ -	$ 13.42
Fidelity Personal Retirement:
Units Outstanding	-	2,515	-	18,325	-	700	-
Unit Value	$ -	$ 11.67	$ -	$ 11.43	$ -	$ 13.04	$ -
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - International Capital Appreciation, Class R Investor Class	VIP - Value Leaders	VIP - Value Leaders Investor Class	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class
Assets:
Investments at market value	$ 34,491	$ 25,965	$ 36,274	$ 17,088	$ 34,465	$ 10,372	$ 8,494
Receivable from FILI	0	1	0	0	0	0	0
Total assets	34,491	25,966	36,274	17,088	34,465	10,372	8,494
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$ 34,491	$ 25,966	$ 36,274	$ 17,088	$ 34,465	$ 10,372	$ 8,494
Net Assets:
Fidelity Retirement Reserves	$ 0	$ 21,016	$ 0	$ 14,941	$ 0	$ 9,076	$ 0
Fidelity Income Advantage	0	4,950	0	2,147	0	1,296	0
Fidelity Personal Retirement	34,491	0	36,274	0	34,465	0	8,494
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 34,491	$ 25,966	$ 36,274	$ 17,088	$ 34,465	$ 10,372	$ 8,494
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	-	1,637	-	1,216	-	703	-
Unit Value	$ -	$ 12.84	$ -	$ 12.29	$ -	$ 12.91	$ -
Fidelity Income Advantage:
Units Outstanding	-	387	-	176	-	101	-
Unit Value	$ -	$ 12.77	$ -	$ 12.23	$ -	$ 12.85	$ -
Fidelity Personal Retirement:
Units Outstanding	2,681	-	2,912	-	2,885	-	669
Unit Value	$ 12.86	$ -	$ 12.46	$ -	$ 11.95	$ -	$ 12.69
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom Income	VIP - Freedom Income Investor Class	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Assets:
Investments at market value	$ 7,833	$ 18,793	$ 8,036	$ 7,373	$ 22,971	$ 52,377	$ 28,100	$ 55,690
Receivable from FILI	0	0	0	0	1	0	0	0
Total assets	7,833	18,793	8,036	7,373	22,972	52,377	28,100	55,690
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 7,833	$ 18,793	$ 8,036	$ 7,373	$ 22,972	$ 52,377	$ 28,100	$ 55,690
Net Assets:
Fidelity Retirement Reserves	$ 7,588	$ 0	$ 8,036	$ 0	$ 22,891	$ 0	$ 28,042	$ 0
Fidelity Income Advantage	245	0	0	0	81	0	58	0
Fidelity Personal Retirement	0	18,793	0	7,373	0	52,377	0	55,690
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 7,833	$ 18,793	$ 8,036	$ 7,373	$ 22,972	$ 52,377	$ 28,100	$ 55,690
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	664	-	654	-	1,855	-	2,207	-
Unit Value	$ 11.44	$ -	$ 12.28	$ -	$ 12.34	$ -	$ 12.71	$ -
Fidelity Income Advantage:
Units Outstanding	21	-	-	-	7	-	5	-
Unit Value	$ 11.44	$ -	$ -	$ -	$ 12.34	$ -	$ 12.71	$ -
Fidelity Personal Retirement:
Units Outstanding	-	1,644	-	608	-	4,313	-	4,476
Unit Value	$ -	$ 11.43	$ -	$ 12.14	$ -	$ 12.14	$ -	$ 12.44
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Assets:
Investments at market value	$ 24,299	$ 68,795	$ 11,761	$ 26,159	$ 18,031	$ 28,486
Receivable from FILI	0	0	0	0	0	0
Total assets	24,299	68,795	11,761	26,159	18,031	28,486
Liabilities:
Payable to FILI	0	0	0	0	0	0
Total net assets	$ 24,299	$ 68,795	$ 11,761	$ 26,159	$ 18,031	$ 28,486
Net Assets:
Fidelity Retirement Reserves	$ 24,144	$ 0	$ 11,745	$ 0	$ 18,025	$ 0
Fidelity Income Advantage	155	0	16	0	6	0
Fidelity Personal Retirement	0	68,795	0	26,159	0	28,486
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 24,299	$ 68,795	$ 11,761	$ 26,159	$ 18,031	$ 28,486
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,852	-	889	-	1,335	-
Unit Value	$ 13.04	$ -	$ 13.21	$ -	$ 13.51	$ -
Fidelity Income Advantage:
Units Outstanding	12	-	1	-	0	-
Unit Value	$ 13.04	$ -	$ 13.21	$ -	$ 13.51	$ -
Fidelity Personal Retirement:
Units Outstanding	-	5,410	-	2,040	-	2,181
Unit Value	$ -	$ 12.72	$ -	$ 12.83	$ -	$ 13.06
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Freedom Lifetime Income III	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%	VIP - FundsManager 50%
Assets:
Investments at market value	$ 8,532	$ 20,699	$ 9,760	$ 9,377	$ 18,504	$ 103,404	$ 321,865
Receivable from FILI	0	0	0	0	0	1	0
Total assets	8,532	20,699	9,760	9,377	18,504	103,405	321,865
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$ 8,532	$ 20,699	$ 9,760	$ 9,377	$ 18,504	$ 103,405	$ 321,865
Net Assets:
Fidelity Retirement Reserves	$ 0	$ 0	$ 0	$ 8,145	$ 0	$ 18,234	$ 49,451
Fidelity Income Advantage	0	0	0	1,232	0	1,403	29,181
Fidelity Personal Retirement	0	0	0	0	18,504	83,768	243,233
Fidelity Freedom Lifetime Income	8,532	20,699	9,760	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 8,532	$ 20,699	$ 9,760	$ 9,377	$ 18,504	$ 103,405	$ 321,865
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	-	-	-	832	-	1,665	4,413
Unit Value	$ -	$ -	$ -	$ 9.79	$ -	$ 10.95	$ 11.20
Fidelity Income Advantage:
Units Outstanding	-	-	-	126	-	128	2,613
Unit Value	$ -	$ -	$ -	$ 9.76	$ -	$ 10.92	$ 11.17
Fidelity Personal Retirement:
Units Outstanding	-	-	-	-	1,875	7,577	21,509
Unit Value	$ -	$ -	$ -	$ -	$ 9.87	$ 11.06	$ 11.31
Fidelity Freedom Lifetime Income:
Units Outstanding	714	1,658	758	-	-	-	-
Unit Value	$ 11.95	$ 12.48	$ 12.87	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - FundsManager 60%	VIP - FundsManager 70%	VIP - FundsManager 85%	VIP - Consumer Staples	VIP - Consumer Staples Investor Class	VIP - Materials	VIP - Materials Investor Class
Assets:
Investments at market value	$ 102,926	$ 387,735	$ 152,959	$ 4,887	$ 3,726	$ 10,416	$ 7,335
Receivable from FILI	0	2	1	0	0	0	0
Total assets	102,926	387,737	152,960	4,887	3,726	10,416	7,335
Liabilities:
Payable to FILI	0	0	0	1	0	0	0
Total net assets	$ 102,926	$ 387,737	$ 152,960	$ 4,886	$ 3,726	$ 10,416	$ 7,335
Net Assets:
Fidelity Retirement Reserves	$ 0	$ 56,168	$ 31,697	$ 4,569	$ 0	$ 9,428	$ 0
Fidelity Income Advantage	0	38,802	14,989	317	0	988	0
Fidelity Personal Retirement	0	292,767	106,274	0	3,726	0	7,335
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	102,926	0	0	0	0	0	0
Total net assets	$ 102,926	$ 387,737	$ 152,960	$ 4,886	$ 3,726	$ 10,416	$ 7,335
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	-	4,938	2,760	412	-	830	-
Unit Value	$ -	$ 11.38	$ 11.49	$ 11.09	$ -	$ 11.36	$ -
Fidelity Income Advantage:
Units Outstanding	-	3,421	1,309	29	-	87	-
Unit Value	$ -	$ 11.34	$ 11.45	$ 11.07	$ -	$ 11.35	$ -
Fidelity Personal Retirement:
Units Outstanding	-	25,501	9,168	-	335	-	643
Unit Value	$ -	$ 11.48	$ 11.59	$ -	$ 11.12	$ -	$ 11.40
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	6,332	-	-	-	-	-	-
Unit Value	$ 10.17	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	3,794	-	-	-	-	-	-
Unit Value	$ 10.16	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Telecommunications	VIP - Telecommunications Investor Class	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt	UIF - Global Value Equity	UIF - International Magnum
Assets:
Investments at market value	$ 1,404	$ 1,727	$ 464,350	$ 53,613	$ 59,899	$ 126,121
Receivable from FILI	0	0	6	0	2	1
Total assets	1,404	1,727	464,356	53,613	59,901	126,122
Liabilities:
Payable to FILI	1	0	0	3	0	0
Total net assets	$ 1,403	$ 1,727	$ 464,356	$ 53,610	$ 59,901	$ 126,122
Net Assets:
Fidelity Retirement Reserves	$ 1,257	$ 0	$ 301,317	$ 31,046	$ 37,894	$ 66,710
Fidelity Income Advantage	146	0	41,803	4,774	8,113	15,817
Fidelity Personal Retirement	0	1,727	121,236	17,790	13,894	43,595
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 1,403	$ 1,727	$ 464,356	$ 53,610	$ 59,901	$ 126,122
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	127	-	8,898	1,388	1,966	3,840
Unit Value	$ 9.89	$ -	$ 33.86	$ 22.37	$ 19.28	$ 17.37
Fidelity Income Advantage:
Units Outstanding	15	-	1,254	217	428	925
Unit Value	$ 9.87	$ -	$ 33.28	$ 21.99	$ 18.95	$ 17.07
Fidelity Personal Retirement:
Units Outstanding	-	174	7,732	1,544	1,175	3,480
Unit Value	$ -	$ 9.91	$ 15.68	$ 11.53	$ 11.82	$ 12.53
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	OMIF - Growth II	OMIF - Small Cap	OMIF - Select Value	OMIF - Columbus Circle Technology & Communications	OMIF - Large Cap Growth	WFAF - Advantage VT Discovery	WFAF - Advantage VT Opportunity
Assets:
Investments at market value	$ 17,121	$ 79,473	$ 30,857	$ 54,718	$ 57,589	$ 48,278	$ 35,366
Receivable from FILI	0	0	0	0	0	0	3
Total assets	17,121	79,473	30,857	54,718	57,589	48,278	35,369
Liabilities:
Payable to FILI	0	1	1	0	0	0	0
Total net assets	$ 17,121	$ 79,472	$ 30,856	$ 54,718	$ 57,589	$ 48,278	$ 35,369
Net Assets:
Fidelity Retirement Reserves	$ 15,255	$ 63,920	$ 23,352	$ 52,122	$ 52,873	$ 41,907	$ 29,631
Fidelity Income Advantage	1,866	15,552	7,504	2,596	4,716	6,371	5,738
Fidelity Personal Retirement	0	0	0	0	0	0	0
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 17,121	$ 79,472	$ 30,856	$ 54,718	$ 57,589	$ 48,278	$ 35,369
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,114	2,544	1,082	4,296	2,518	2,003	1,315
Unit Value	$ 13.69	$ 25.12	$ 21.57	$ 12.13	$ 21.00	$ 20.92	$ 22.53
Fidelity Income Advantage:
Units Outstanding	138	630	354	217	228	310	259
Unit Value	$ 13.45	$ 24.69	$ 21.20	$ 11.92	$ 20.64	$ 20.56	$ 22.14
Fidelity Personal Retirement:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	CST - Small Cap Core I	CST - International Focus	CST - Global Small Cap Focus	Lazard - Retirement Emerging Markets	SAI - Mid Cap Value	SAI - Mid Cap Value Investor Class	SAI - Small Cap Blend	SAI - Small Cap Blend Investor Class
Assets:
Investments at market value	$ 27,071	$ 26,555	$ 15,031	$ 133,120	$ 630	$ 1,522	$ 908	$ 2,724
Receivable from FILI	0	1	0	2	0	0	0	0
Total assets	27,071	26,556	15,031	133,122	630	1,522	908	2,724
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 27,071	$ 26,556	$ 15,031	$ 133,122	$ 630	$ 1,522	$ 908	$ 2,724
Net Assets:
Fidelity Retirement Reserves	$ 23,293	$ 23,690	$ 12,894	$ 63,748	$ 612	$ 0	$ 884	$ 0
Fidelity Income Advantage	3,778	2,866	2,137	7,841	18	0	24	0
Fidelity Personal Retirement	0	0	0	61,533	0	1,522	0	2,724
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 27,071	$ 26,556	$ 15,031	$ 133,122	$ 630	$ 1,522	$ 908	$ 2,724
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,986	1,404	934	4,370	65	-	97	-
Unit Value	$ 11.73	$ 16.88	$ 13.81	$ 14.59	$ 9.36	$ -	$ 9.15	$ -
Fidelity Income Advantage:
Units Outstanding	327	172	157	539	2	-	3	-
Unit Value	$ 11.53	$ 16.59	$ 13.57	$ 14.54	$ 9.35	$ -	$ 9.14	$ -
Fidelity Personal Retirement:
Units Outstanding	-	-	-	4,179	-	162	-	297
Unit Value	$ -	$ -	$ -	$ 14.72	$ -	$ 9.39	$ -	$ 9.18
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class
Income:
Dividends	$ 42,304	$ 42,109	$ 15,685	$ 6,382	$ 18,047	$ 3,355
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	5,993	0	1,273	0	7,222	0
Administrative and other charges	400	0	85	0	481	0
Total expenses	6,393	0	1,358	0	7,703	0
Fidelity Income Advantage:
Mortality and expense risk charges	314	0	343	0	1,136	0
Administrative and other charges	105	0	115	0	378	0
Total expenses	419	0	458	0	1,514	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1,659	0	145	0	378
Administrative and other charges	0	415	0	36	0	95
Total expenses	0	2,074	0	181	0	473
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	3	0	0	0	0
Administrative and other charges	0	1	0	0	0	0
Total expenses	0	4	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	121	0	0	0	0
Administrative and other charges	0	34	0	0	0	0
Total expenses	0	155	0	0	0	0
Total expenses	6,812	2,233	1,816	181	9,217	473
Net investment income (loss)	35,492	39,876	13,869	6,201	8,830	2,882
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	0	(788)	1,143	44,806	2,677
Realized gain distributions	0	0	0	0	79,551	15,670
Net realized gain (loss) on investments	0	0	(788)	1,143	124,357	18,347
Unrealized appreciation (depreciation)	0	0	(8,491)	(5,577)	(116,735)	(20,762)
Net increase (decrease) in net assets from operations	$ 35,492	$ 39,876	$ 4,590	$ 1,767	$ 16,452	$ 467

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Growth	VIP - Growth Investor Class	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class
Income:
Dividends	$ 6,109	$ 523	$ 7,065	$ 4,596	$ 4,496	$ 20,458	$ 4,508
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	4,873	0	1,508	894	0	2,727	0
Administrative and other charges	325	0	100	60	0	182	0
Total expenses	5,198	0	1,608	954	0	2,909	0
Fidelity Income Advantage:
Mortality and expense risk charges	532	0	128	133	0	799	0
Administrative and other charges	177	0	42	44	0	266	0
Total expenses	709	0	170	177	0	1,065	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	169	0	0	274	0	280
Administrative and other charges	0	42	0	0	69	0	70
Total expenses	0	211	0	0	343	0	350
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	5,907	211	1,778	1,131	343	3,974	350
Net investment income (loss)	202	312	5,287	3,465	4,153	16,484	4,158
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(12,206)	832	5,316	7,235	1,352	(2,217)	280
Realized gain distributions	619	105	14,884	8,527	6,757	0	123
Net realized gain (loss) on investments	(11,587)	937	20,200	15,762	8,109	(2,217)	403
Unrealized appreciation (depreciation)	173,994	17,800	7,546	26	7,007	1,191	1,204
Net increase (decrease) in net assets from operations	$ 162,609	$ 19,049	$ 33,033	$ 19,253	$ 19,269	$ 15,458	$ 5,765

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Asset Manager	VIP - Asset Manager Investor Class	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class
Income:
Dividends	$ 26,829	$ 2,001	$ 32,793	$ 6,087	$ 424	$ 14,567	$ 3,744
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	2,782	0	4,852	895	0	11,032	0
Administrative and other charges	185	0	322	60	0	736	0
Total expenses	2,967	0	5,174	955	0	11,768	0
Fidelity Income Advantage:
Mortality and expense risk charges	543	0	746	193	0	1,304	0
Administrative and other charges	181	0	249	64	0	434	0
Total expenses	724	0	995	257	0	1,738	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	65	368	0	20	0	746
Administrative and other charges	0	16	92	0	5	0	186
Total expenses	0	81	460	0	25	0	932
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	3,691	81	6,629	1,212	25	13,506	932
Net investment income (loss)	23,138	1,920	26,164	4,875	399	1,061	2,812
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2,581	324	36,590	(1,097)	353	139,376	1,507
Realized gain distributions	12,563	722	0	0	0	389,635	109,234
Net realized gain (loss) on investments	15,144	1,046	36,590	(1,097)	353	529,011	110,741
Unrealized appreciation (depreciation)	21,239	1,558	(19,698)	19,981	930	(280,485)	(55,943)
Net increase (decrease) in net assets from operations	$ 59,521	$ 4,524	$ 43,056	$ 23,759	$ 1,682	$ 249,587	$ 57,610

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Balanced	VIP - Balanced Investor Class	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class
Income:
Dividends	$ 6,815	$ 6,966	$ 151	$ 83	$ 4,061	$ 383
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,153	0	330	0	1,347	0
Administrative and other charges	77	0	22	0	90	0
Total expenses	1,230	0	352	0	1,437	0
Fidelity Income Advantage:
Mortality and expense risk charges	415	0	45	0	320	0
Administrative and other charges	139	0	15	0	106	0
Total expenses	554	0	60	0	426	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	271	0	58	0	42
Administrative and other charges	0	68	0	14	0	11
Total expenses	0	339	0	72	0	53
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	179	0	0	0	0
Administrative and other charges	0	49	0	0	0	0
Total expenses	0	228	0	0	0	0
Total expenses	1,784	567	412	72	1,863	53
Net investment income (loss)	5,031	6,399	(261)	11	2,198	330
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	4,083	370	4,284	839	2,507	293
Realized gain distributions	8,003	3,414	4,662	3,215	9,339	646
Net realized gain (loss) on investments	12,086	3,784	8,946	4,054	11,846	939
Unrealized appreciation (depreciation)	(1,031)	(2,571)	(5,213)	(2,626)	9,530	812
Net increase (decrease) in net assets from operations	$ 16,086	$ 7,612	$ 3,472	$ 1,439	$ 23,574	$ 2,081

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class	VIP - Value Strategies	VIP - Value Strategies Investor Class
Income:
Dividends	$ 0	$ 0	$ 6,451	$ 1,465	$ 1,213	$ 443
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	633	0	4,563	0	809	0
Administrative and other charges	42	0	304	0	54	0
Total expenses	675	0	4,867	0	863	0
Fidelity Income Advantage:
Mortality and expense risk charges	107	0	837	0	168	0
Administrative and other charges	35	0	279	0	56	0
Total expenses	142	0	1,116	0	224	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	23	0	391	0	115
Administrative and other charges	0	6	0	98	0	29
Total expenses	0	29	0	489	0	144
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	817	29	5,983	489	1,087	144
Net investment income (loss)	(817)	(29)	468	976	126	299
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	132	537	78,494	888	1,081	1,217
Realized gain distributions	0	0	67,927	14,508	12,225	3,949
Net realized gain (loss) on investments	132	537	146,421	15,396	13,306	5,166
Unrealized appreciation (depreciation)	19,808	1,440	(48,261)	8,752	(8,658)	(5,412)
Net increase (decrease) in net assets from operations	$ 19,123	$ 1,948	$ 98,628	$ 25,124	$ 4,774	$ 53

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Utilities	VIP - Utilities Investor Class	VIP - Technology	VIP - Technology Investor Class	VIP - Energy	VIP - Energy Investor Class
Income:
Dividends	$ 1,320	$ 579	$ 0	$ 0	$ 739	$ 198
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	561	0	377	0	1,809	0
Administrative and other charges	37	0	25	0	121	0
Total expenses	598	0	402	0	1,930	0
Fidelity Income Advantage:
Mortality and expense risk charges	76	0	37	0	215	0
Administrative and other charges	25	0	12	0	72	0
Total expenses	101	0	49	0	287	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	60	0	43	0	151
Administrative and other charges	0	15	0	11	0	38
Total expenses	0	75	0	54	0	189
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	699	75	451	54	2,217	189
Net investment income (loss)	621	504	(451)	(54)	(1,478)	9
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	9,562	1,939	1,043	265	16,066	1,043
Realized gain distributions	1,500	670	4,204	1,336	13,088	4,597
Net realized gain (loss) on investments	11,062	2,609	5,247	1,601	29,154	5,640
Unrealized appreciation (depreciation)	(736)	489	936	249	68,011	21,601
Net increase (decrease) in net assets from operations	$ 10,947	$ 3,602	$ 5,732	$ 1,796	$ 95,687	$ 27,250

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials	VIP - Industrials Investor Class
Income:
Dividends	$ 292	$ 68	$ 769	$ 283	$ 218	$ 111
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	373	0	194	0	259	0
Administrative and other charges	25	0	13	0	17	0
Total expenses	398	0	207	0	276	0
Fidelity Income Advantage:
Mortality and expense risk charges	39	0	21	0	38	0
Administrative and other charges	13	0	7	0	13	0
Total expenses	52	0	28	0	51	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	38	0	22	0	32
Administrative and other charges	0	10	0	5	0	8
Total expenses	0	48	0	27	0	40
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	450	48	235	27	327	40
Net investment income (loss)	(158)	20	534	256	(109)	71
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	3,621	247	3,401	249	1,320	205
Realized gain distributions	3,644	1,025	2,302	744	4,697	2,677
Net realized gain (loss) on investments	7,265	1,272	5,703	993	6,017	2,882
Unrealized appreciation (depreciation)	(2,269)	402	(9,245)	(2,613)	77	(803)
Net increase (decrease) in net assets from operations	$ 4,838	$ 1,694	$ (3,008)	$ (1,364)	$ 5,985	$ 2,150

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class
Income:
Dividends	$ 14	$ 6	$ 1,164	$ 543	$ 4,889	$ 9,532
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	44	0	856	0	673	0
Administrative and other charges	3	0	57	0	45	0
Total expenses	47	0	913	0	718	0
Fidelity Income Advantage:
Mortality and expense risk charges	5	0	119	0	153	0
Administrative and other charges	1	0	39	0	51	0
Total expenses	6	0	158	0	204	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	7	0	90	0	320
Administrative and other charges	0	2	0	23	0	80
Total expenses	0	9	0	113	0	400
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	53	9	1,071	113	922	400
Net investment income (loss)	(39)	(3)	93	430	3,967	9,132
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	812	227	23,475	1,567	1,202	247
Realized gain distributions	288	182	15,195	6,907	1,324	2,407
Net realized gain (loss) on investments	1,100	409	38,670	8,474	2,526	2,654
Unrealized appreciation (depreciation)	(1,183)	(597)	(57,767)	(17,341)	(1,593)	(3,526)
Net increase (decrease) in net assets from operations	$ (122)	$ (191)	$ (19,004)	$ (8,437)	$ 4,900	$ 8,260

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Aggressive Growth	VIP - Aggressive Growth Investor Class	VIP - International Capital Appreciation, Class R	VIP - International Capital Appreciation, Class R Investor Class	VIP - Value Leaders	VIP - Value Leaders Investor Class
Income:
Dividends	$ 1	$ 0	$ 209	$ 210	$ 354	$ 465
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	49	0	169	0	210	0
Administrative and other charges	3	0	11	0	14	0
Total expenses	52	0	180	0	224	0
Fidelity Income Advantage:
Mortality and expense risk charges	7	0	23	0	41	0
Administrative and other charges	2	0	8	0	13	0
Total expenses	9	0	31	0	54	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	12	0	64	0	72
Administrative and other charges	0	3	0	16	0	18
Total expenses	0	15	0	80	0	90
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	61	15	211	80	278	90
Net investment income (loss)	(60)	(15)	(2)	130	76	375
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	479	361	924	1,242	3,060	1,305
Realized gain distributions	1,137	787	3,871	4,586	2,542	3,268
Net realized gain (loss) on investments	1,616	1,148	4,795	5,828	5,602	4,573
Unrealized appreciation (depreciation)	(972)	(568)	(4,637)	(5,349)	(4,289)	(3,921)
Net increase (decrease) in net assets from operations	$ 584	$ 565	$ 156	$ 609	$ 1,389	$ 1,027

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Income:
Dividends	$ 118	$ 198	$ 1	$ 0	$ 304	$ 802
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	137	0	33	0	62	0
Administrative and other charges	9	0	2	0	4	0
Total expenses	146	0	35	0	66	0
Fidelity Income Advantage:
Mortality and expense risk charges	19	0	6	0	0	0
Administrative and other charges	6	0	2	0	0	0
Total expenses	25	0	8	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	69	0	9	0	29
Administrative and other charges	0	17	0	2	0	7
Total expenses	0	86	0	11	0	36
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	171	86	43	11	66	36
Net investment income (loss)	(53)	112	(42)	(11)	238	766
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,092	804	219	234	338	306
Realized gain distributions	1,502	2,566	461	375	83	56
Net realized gain (loss) on investments	2,594	3,370	680	609	421	362
Unrealized appreciation (depreciation)	(2,519)	(3,935)	213	281	(233)	(367)
Net increase (decrease) in net assets from operations	$ 22	$ (453)	$ 851	$ 879	$ 426	$ 761

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Income:
Dividends	$ 219	$ 255	$ 567	$ 1,616	$ 765	$ 1,742
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	51	0	157	0	189	0
Administrative and other charges	3	0	10	0	13	0
Total expenses	54	0	167	0	202	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	12	0	81	0	94
Administrative and other charges	0	3	0	20	0	24
Total expenses	0	15	0	101	0	118
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	54	15	167	101	202	118
Net investment income (loss)	165	240	400	1,515	563	1,624
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	337	364	617	503	998	642
Realized gain distributions	287	51	580	352	781	546
Net realized gain (loss) on investments	624	415	1,197	855	1,779	1,188
Unrealized appreciation (depreciation)	(325)	(235)	(128)	514	(492)	996
Net increase (decrease) in net assets from operations	$ 464	$ 420	$ 1,469	$ 2,884	$ 1,850	$ 3,808

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Income:
Dividends	$ 504	$ 1,998	$ 238	$ 685	$ 371	$ 524
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	163	0	67	0	124	0
Administrative and other charges	11	0	4	0	8	0
Total expenses	174	0	71	0	132	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	116	0	40	0	44
Administrative and other charges	0	29	0	10	0	11
Total expenses	0	145	0	50	0	55
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	174	145	71	50	132	55
Net investment income (loss)	330	1,853	167	635	239	469
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	736	796	235	215	820	363
Realized gain distributions	732	755	356	261	659	302
Net realized gain (loss) on investments	1,468	1,551	591	476	1,479	665
Unrealized appreciation (depreciation)	(36)	1,621	(111)	558	(377)	899
Net increase (decrease) in net assets from operations	$ 1,762	$ 5,025	$ 647	$ 1,669	$ 1,341	$ 2,033

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Freedom Lifetime Income III	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class
Income:
Dividends	$ 246	$ 493	$ 219	$ 48	$ 84
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	0	0	0	69	0
Administrative and other charges	0	0	0	5	0
Total expenses	0	0	0	74	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	11	0
Administrative and other charges	0	0	0	4	0
Total expenses	0	0	0	15	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	36
Administrative and other charges	0	0	0	0	9
Total expenses	0	0	0	0	45
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	41	94	45	0	0
Administrative and other charges	8	19	9	0	0
Total expenses	49	113	54	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Total expenses	49	113	54	89	45
Net investment income (loss)	197	380	165	(41)	39
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	120	266	99	626	484
Realized gain distributions	228	763	467	53	97
Net realized gain (loss) on investments	348	1,029	566	679	581
Unrealized appreciation (depreciation)	39	160	104	(862)	(1,500)
Net increase (decrease) in net assets from operations	$ 584	$ 1,569	$ 835	$ (224)	$ (880)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 20%	VIP - FundsManager 50%	VIP - FundsManager 60% (a)	VIP - FundsManager 70%	VIP - FundsManager 85%	VIP - Consumer Staples (a)	VIP - Consumer Staples Investor Class (a)
Income:
Dividends	$ 2,707	$ 6,886	$ 538	$ 6,258	$ 1,742	$ 19	$ 12
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	91	299	0	399	213	10	0
Administrative and other charges	6	20	0	27	14	1	0
Total expenses	97	319	0	426	227	11	0
Fidelity Income Advantage:
Mortality and expense risk charges	11	165	0	221	88	1	0
Administrative and other charges	3	55	0	74	29	0	0
Total expenses	14	220	0	295	117	1	0
Fidelity Personal Retirement:
Mortality and expense risk charges	98	339	0	419	155	0	2
Administrative and other charges	24	85	0	104	39	0	0
Total expenses	122	424	0	523	194	0	2
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	116	0	0	0	0
Administrative and other charges	0	0	32	0	0	0	0
Total expenses	0	0	148	0	0	0	0
Total expenses	233	963	148	1,244	538	12	2
Net investment income (loss)	2,474	5,923	390	5,014	1,204	7	10
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	554	1,422	14	3,465	2,721	18	5
Realized gain distributions	1,531	12,194	567	19,026	8,517	30	20
Net realized gain (loss) on investments	2,085	13,616	581	22,491	11,238	48	25
Unrealized appreciation (depreciation)	(1,513)	(7,765)	(1,652)	(11,997)	(5,536)	185	134
Net increase (decrease) in net assets from operations	$ 3,046	$ 11,774	$ (681)	$ 15,508	$ 6,906	$ 240	$ 169

(a) New fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Materials (a)	VIP - Materials Investor Class (a)	VIP - Telecommuni- cations (a)	VIP - Telecommuni- cations Investor Class (a)	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt
Income:
Dividends	$ 67	$ 41	$ 7	$ 9	$ 1,520	$ 3,816
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	28	0	10	0	1,974	275
Administrative and other charges	2	0	1	0	132	18
Total expenses	30	0	11	0	2,106	293
Fidelity Income Advantage:
Mortality and expense risk charges	3	0	1	0	232	35
Administrative and other charges	1	0	0	0	77	12
Total expenses	4	0	1	0	309	47
Fidelity Personal Retirement:
Mortality and expense risk charges	0	6	0	3	134	23
Administrative and other charges	0	1	0	1	33	6
Total expenses	0	7	0	4	167	29
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	34	7	12	4	2,582	369
Net investment income (loss)	33	34	(5)	5	(1,062)	3,447
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	103	26	(68)	61	38,864	589
Realized gain distributions	101	71	68	88	38,773	1,631
Net realized gain (loss) on investments	204	97	0	149	77,637	2,220
Unrealized appreciation (depreciation)	345	158	(241)	(310)	35,435	(2,803)
Net increase (decrease) in net assets from operations	$ 582	$ 289	$ (246)	$ (156)	$ 112,010	$ 2,864

(a) New fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	UIF - Global Value Equity	UIF - International Magnum	OMIF - Growth II	OMIF - Small Cap	OMIF - Select Value	OMIF - Columbus Circle Technology & Communications	OMIF - Large Cap Growth
Income:
Dividends	$ 1,183	$ 1,910	$ 24	$ 0	$ 389	$ 1	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	331	573	121	548	192	389	405
Administrative and other charges	22	38	8	37	13	26	27
Total expenses	353	611	129	585	205	415	432
Fidelity Income Advantage:
Mortality and expense risk charges	64	116	12	126	59	17	31
Administrative and other charges	21	39	4	42	20	5	10
Total expenses	85	155	16	168	79	22	41
Fidelity Personal Retirement:
Mortality and expense risk charges	24	72	0	0	0	0	0
Administrative and other charges	6	18	0	0	0	0	0
Total expenses	30	90	0	0	0	0	0
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	468	856	145	753	284	437	473
Net investment income (loss)	715	1,054	(121)	(753)	105	(436)	(473)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	4,048	9,466	(6,243)	4,642	115	(264,782)	(31,582)
Realized gain distributions	4,999	13,145	0	11,041	0	0	0
Net realized gain (loss) on investments	9,047	22,611	(6,243)	15,683	115	(264,782)	(31,582)
Unrealized appreciation (depreciation)	(6,209)	(8,127)	9,952	(9,453)	1,361	280,032	43,759
Net increase (decrease) in net assets from operations	$ 3,553	$ 15,538	$ 3,588	$ 5,477	$ 1,581	$ 14,814	$ 11,704

(a) New fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	WFAF - Advantage VT Discovery	WFAF - Advantage VT Opportunity	CST - Small Cap Core I	CST - International Focus	CST - Global Small Cap Focus	Lazard - Retirement Emerging Markets
Income:
Dividends	$ 0	$ 234	$ 0	$ 283	$ 0	$ 1,811
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	336	257	220	188	137	340
Administrative and other charges	22	17	15	13	9	23
Total expenses	358	274	235	201	146	363
Fidelity Income Advantage:
Mortality and expense risk charges	47	44	31	19	19	35
Administrative and other charges	16	14	11	6	7	11
Total expenses	63	58	42	25	26	46
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	0	74
Administrative and other charges	0	0	0	0	0	19
Total expenses	0	0	0	0	0	93
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	421	332	277	226	172	502
Net investment income (loss)	(421)	(98)	(277)	57	(172)	1,309
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(6,224)	(82)	(9,848)	1,262	(150)	6,118
Realized gain distributions	0	5,505	0	0	0	17,261
Net realized gain (loss) on investments	(6,224)	5,423	(9,848)	1,262	(150)	23,379
Unrealized appreciation (depreciation)	16,457	(2,845)	10,007	2,559	(142)	(2,137)
Net increase (decrease) in net assets from operations	$ 9,812	$ 2,480	$ (118)	$ 3,878	$ (464)	$ 22,551

(a) New fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	SAI - Mid Cap Value (a)	SAI - Mid Cap Value Investor Class (a)	SAI - Small Cap Blend (a)	SAI - Small Cap Blend Investor Class (a)
Income:
Dividends	$ 4	$ 9	$ 2	$ 3
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	3	0	4	0
Administrative and other charges	0	0	0	0
Total expenses	3	0	4	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0
Administrative and other charges	0	0	0	0
Total expenses	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	2	0	2
Administrative and other charges	0	0	0	1
Total expenses	0	2	0	3
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0
Administrative and other charges	0	0	0	0
Total expenses	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0
Administrative and other charges	0	0	0	0
Total expenses	0	0	0	0
Total expenses	3	2	4	3
Net investment income (loss)	1	7	(2)	0
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(8)	13	5	27
Realized gain distributions	0	0	0	0
Net realized gain (loss) on investments	(8)	13	5	27
Unrealized appreciation (depreciation)	(61)	(121)	(98)	(213)
Net increase (decrease) in net assets from operations	$ (68)	$ (101)	$ (95)	$ (186)

(a) New fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets

For the years ended December 31, 2007 and 2006

(In thousands)	Subaccounts Investing In:
	VIP - Money Market		VIP - Money Market Investor Class		VIP - High Income		VIP - High Income Investor Class
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 35,492	$ 32,106	$ 39,876	$ 13,913	$ 13,869	$ 15,535	$ 6,201	$ 4,311
Net realized gain (loss) on investments	0	0	0	0	(788)	(211)	1,143	238
Unrealized appreciation (depreciation)	0	0	0	0	(8,491)	8,525	(5,577)	(530)
Net increase (decrease) in net assets from operations	35,492	32,106	39,876	13,913	4,590	23,849	1,767	4,019
Contract Transactions:
Payments received from contract owners	37,056	45,984	1,384,015	739,174	1,496	1,475	8,432	6,772
Transfers between sub-accounts and the fixed account, net	162,548	155,185	(699,706)	(307,954)	(33,655)	(38,953)	8,424	37,150
Contract benefits	(10,755)	(8,016)	(3,605)	(1,427)	(5,461)	(5,233)	(141)	(113)
Contract terminations	(188,371)	(180,404)	(93,498)	(41,462)	(15,006)	(15,233)	(2,006)	(642)
Contract maintenance charges	(144)	(142)	0	0	(31)	(34)	0	0
Other transfers (to) from FILI, net	591	412	(38)	(7)	(75)	18	0	(1)
Net increase (decrease) in net assets from contract transactions	925	13,019	587,168	388,324	(52,732)	(57,960)	14,709	43,166
Total increase (decrease) in net assets	36,417	45,125	627,044	402,237	(48,142)	(34,111)	16,476	47,185
Net Assets:
Beginning of period	815,881	770,756	520,616	118,379	234,543	268,654	60,491	13,306
End of period	$ 852,298	$ 815,881	$ 1,147,660	$ 520,616	$ 186,401	$ 234,543	$ 76,967	$ 60,491
(In thousands)	Subaccounts Investing In:
	VIP - Equity-Income		VIP - Equity-Income Investor Class		VIP - Growth		VIP - Growth Investor Class
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 8,830	$ 27,879	$ 2,882	$ 2,583	$ 202	$ (3,141)	$ 312	$ (1)
Net realized gain (loss) on investments	124,357	163,714	18,347	11,257	(11,587)	(33,662)	937	252
Unrealized appreciation (depreciation)	(116,735)	3,872	(20,762)	1,220	173,994	80,996	17,800	2,231
Net increase (decrease) in net assets from operations	16,452	195,465	467	15,060	162,609	44,193	19,049	2,482
Contract Transactions:
Payments received from contract owners	6,030	5,719	15,771	15,025	3,253	3,711	4,115	5,212
Transfers between sub-accounts and the fixed account, net	(164,530)	(59,858)	34,450	81,323	(72,715)	(113,142)	53,981	30,129
Contract benefits	(22,570)	(20,778)	(438)	(76)	(11,390)	(9,849)	(102)	(49)
Contract terminations	(60,876)	(61,866)	(4,129)	(1,857)	(41,424)	(45,651)	(1,885)	(1,071)
Contract maintenance charges	(189)	(191)	0	0	(153)	(176)	0	0
Other transfers (to) from FILI, net	2	244	9	11	167	27	(3)	(5)
Net increase (decrease) in net assets from contract transactions	(242,133)	(136,730)	45,663	94,426	(122,262)	(165,080)	56,106	34,216
Total increase (decrease) in net assets	(225,681)	58,735	46,130	109,486	40,347	(120,887)	75,155	36,698
Net Assets:
Beginning of period	1,168,800	1,110,065	140,223	30,737	715,838	836,725	55,208	18,510
End of period	$ 943,119	$ 1,168,800	$ 186,353	$ 140,223	$ 756,185	$ 715,838	$ 130,363	$ 55,208

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2007 and 2006

(In thousands)	Subaccounts Investing In:
	VIP - Overseas		VIP - Overseas, Class R		VIP - Overseas, Class R Investor Class
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 5,287	$ 212	$ 3,465	$ (50)	$ 4,153	$ 162
Net realized gain (loss) on investments	20,200	3,240	15,762	8,491	8,109	913
Unrealized appreciation (depreciation)	7,546	31,072	26	8,451	7,007	9,199
Net increase (decrease) in net assets from operations	33,033	34,524	19,253	16,892	19,269	10,274
Contract Transactions:
Payments received from contract owners	0	0	2,213	2,773	16,551	12,719
Transfers between sub-accounts and the fixed account, net	(34,608)	(27,610)	13,269	20,717	52,274	45,955
Contract benefits	(2,328)	(2,073)	(2,078)	(1,468)	(85)	(166)
Contract terminations	(10,084)	(10,021)	(6,832)	(4,307)	(2,343)	(1,813)
Contract maintenance charges	(39)	(41)	(41)	(53)	(26)	(8)
Other transfers (to) from FILI, net	(4)	33	41	56	4	7
Net increase (decrease) in net assets from contract transactions	(47,063)	(39,712)	6,572	17,718	66,375	56,694
Total increase (decrease) in net assets	(14,030)	(5,188)	25,825	34,610	85,644	66,968
Net Assets:
Beginning of period	220,071	225,259	121,976	87,366	91,070	24,102
End of period	$ 206,041	$ 220,071	$ 147,801	$ 121,976	$ 176,714	$ 91,070
(In thousands)	Subaccounts Investing In:
	VIP - Investment Grade Bond		VIP - Investment Grade Bond Investor Class		VIP - Asset Manager		VIP - Asset Manager Investor Class
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 16,484	$ 18,537	$ 4,158	$ 1,470	$ 23,138	$ 9,379	$ 1,920	$ 243
Net realized gain (loss) on investments	(2,217)	(2,636)	403	125	15,144	(1,241)	1,046	89
Unrealized appreciation (depreciation)	1,191	1,537	1,204	1,810	21,239	20,798	1,558	918
Net increase (decrease) in net assets from operations	15,458	17,438	5,765	3,405	59,521	28,936	4,524	1,250
Contract Transactions:
Payments received from contract owners	3,138	4,354	20,090	18,850	2,240	1,672	2,929	1,711
Transfers between sub-accounts and the fixed account, net	(41,959)	(79,741)	44,705	59,898	(28,882)	(43,218)	11,085	13,735
Contract benefits	(12,665)	(12,920)	(330)	(164)	(12,230)	(11,510)	0	0
Contract terminations	(28,841)	(38,001)	(3,857)	(2,908)	(27,387)	(32,444)	(1,851)	(269)
Contract maintenance charges	(66)	(77)	0	0	(79)	(90)	0	0
Other transfers (to) from FILI, net	95	(116)	(1)	2	(102)	(47)	2	(4)
Net increase (decrease) in net assets from contract transactions	(80,298)	(126,501)	60,607	75,678	(66,440)	(85,637)	12,165	15,173
Total increase (decrease) in net assets	(64,840)	(109,063)	66,372	79,083	(6,919)	(56,701)	16,689	16,423
Net Assets:
Beginning of period	501,653	610,716	107,155	28,072	447,443	504,144	25,363	8,940
End of period	$ 436,813	$ 501,653	$ 173,527	$ 107,155	$ 440,524	$ 447,443	$ 42,052	$ 25,363

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2007 and 2006

(In thousands)	Subaccounts Investing In:
	VIP - Index 500		VIP - Asset Manager: Growth		VIP - Asset Manager: Growth Investor Class
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 26,164	$ 8,234	$ 4,875	$ 2,052	$ 399	$ 21
Net realized gain (loss) on investments	36,590	29,371	(1,097)	(4,487)	353	54
Unrealized appreciation (depreciation)	(19,698)	81,628	19,981	11,629	930	235
Net increase (decrease) in net assets from operations	43,056	119,233	23,759	9,194	1,682	310
Contract Transactions:
Payments received from contract owners	28,199	23,589	927	951	2,778	538
Transfers between sub-accounts and the fixed account, net	(34,545)	(50,005)	(13,594)	(22,374)	4,009	4,577
Contract benefits	(12,908)	(11,730)	(3,165)	(3,293)	0	0
Contract terminations	(42,973)	(46,166)	(8,886)	(9,501)	(354)	(72)
Contract maintenance charges	(132)	(143)	(30)	(36)	0	0
Other transfers (to) from FILI, net	4	187	113	(35)	9	1
Net increase (decrease) in net assets from contract transactions	(62,355)	(84,268)	(24,635)	(34,288)	6,442	5,044
Total increase (decrease) in net assets	(19,299)	34,965	(876)	(25,094)	8,124	5,354
Net Assets:
Beginning of period	903,763	868,798	146,264	171,358	6,439	1,085
End of period	$ 884,464	$ 903,763	$ 145,388	$ 146,264	$ 14,563	$ 6,439
(In thousands)	Subaccounts Investing In:
	VIP - Contrafund		VIP - Contrafund Investor Class		VIP - Balanced		VIP - Balanced Investor Class
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 1,061	$ 7,837	$ 2,812	$ 2,071	$ 5,031	$ 2,295	$ 6,399	$ 302
Net realized gain (loss) on investments	529,011	298,927	110,741	21,150	12,086	8,833	3,784	853
Unrealized appreciation (depreciation)	(280,485)	(129,021)	(55,943)	(2,428)	(1,031)	9,164	(2,571)	4,035
Net increase (decrease) in net assets from operations	249,587	177,743	57,610	20,793	16,086	20,292	7,612	5,190
Contract Transactions:
Payments received from contract owners	8,744	12,590	31,026	41,394	2,765	1,701	44,000	23,983
Transfers between sub-accounts and the fixed account, net	(215,528)	(231,484)	103,301	141,961	(4,565)	3,719	237,230	39,889
Contract benefits	(24,262)	(24,770)	(471)	(483)	(6,300)	(5,532)	(356)	0
Contract terminations	(81,557)	(85,542)	(8,142)	(4,809)	(9,917)	(11,133)	(4,779)	(2,269)
Contract maintenance charges	(315)	(355)	0	0	(33)	(32)	0	0
Other transfers (to) from FILI, net	83	(325)	17	7	(96)	(189)	(36)	(2)
Net increase (decrease) in net assets from contract transactions	(312,835)	(329,886)	125,731	178,070	(18,146)	(11,466)	276,059	61,601
Total increase (decrease) in net assets	(63,248)	(152,143)	183,341	198,863	(2,060)	8,826	283,671	66,791
Net Assets:
Beginning of period	1,677,582	1,829,725	280,267	81,404	203,386	194,560	80,123	13,332
End of period	$ 1,614,334	$ 1,677,582	$ 463,608	$ 280,267	$ 201,326	$ 203,386	$ 363,794	$ 80,123

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2007 and 2006

(In thousands)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation		VIP - Dynamic Capital Appreciation Investor Class		VIP - Growth & Income		VIP - Growth & Income Investor Class
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ (261)	$ (196)	$ 11	$ 46	$ 2,198	$ 273	$ 330	$ 26
Net realized gain (loss) on investments	8,946	6,672	4,054	1,062	11,846	5,853	939	235
Unrealized appreciation (depreciation)	(5,213)	(337)	(2,626)	403	9,530	20,518	812	1,036
Net increase (decrease) in net assets from operations	3,472	6,139	1,439	1,511	23,574	26,644	2,081	1,297
Contract Transactions:
Payments received from contract owners	223	925	2,512	3,614	1,087	1,198	2,321	1,322
Transfers between sub-accounts and the fixed account, net	(14,482)	(3,155)	4,969	8,772	(26,718)	(27,743)	9,389	7,869
Contract benefits	(692)	(715)	(51)	0	(5,017)	(5,433)	0	0
Contract terminations	(2,949)	(2,034)	(255)	(295)	(11,853)	(13,933)	(209)	(200)
Contract maintenance charges	(10)	(12)	0	0	(45)	(51)	0	0
Other transfers (to) from FILI, net	10	23	(1)	(6)	(3)	(232)	0	1
Net increase (decrease) in net assets from contract transactions	(17,900)	(4,968)	7,174	12,085	(42,549)	(46,194)	11,501	8,992
Total increase (decrease) in net assets	(14,428)	1,171	8,613	13,596	(18,975)	(19,550)	13,582	10,289
Net Assets:
Beginning of period	54,146	52,975	20,701	7,105	228,163	247,713	14,936	4,647
End of period	$ 39,718	$ 54,146	$ 29,314	$ 20,701	$ 209,188	$ 228,163	$ 28,518	$ 14,936
(In thousands)	Subaccounts Investing In:				Subaccounts Investing In:
	VIP - Growth Opportunities		VIP - Growth Opportunities Investor Class		VIP - Mid Cap		VIP - Mid Cap Investor Class
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ (817)	$ (53)	$ (29)	$ 18	$ 468	$ (3,799)	$ 976	$ (31)
Net realized gain (loss) on investments	132	(3,638)	537	208	146,421	180,642	15,396	7,678
Unrealized appreciation (depreciation)	19,808	7,162	1,440	107	(48,261)	(88,602)	8,752	2,291
Net increase (decrease) in net assets from operations	19,123	3,471	1,948	333	98,628	88,241	25,124	9,938
Contract Transactions:
Payments received from contract owners	556	582	839	313	3,399	5,811	13,342	20,857
Transfers between sub-accounts and the fixed account, net	(7,196)	(23,447)	11,019	1,332	(133,019)	(122,735)	45,756	72,906
Contract benefits	(1,774)	(1,791)	0	(67)	(12,542)	(12,299)	(213)	(108)
Contract terminations	(6,300)	(6,321)	(287)	(158)	(33,632)	(38,700)	(4,101)	(2,666)
Contract maintenance charges	(18)	(21)	0	0	(140)	(161)	0	0
Other transfers (to) from FILI, net	(12)	(48)	0	3	158	44	12	17
Net increase (decrease) in net assets from contract transactions	(14,744)	(31,046)	11,571	1,423	(175,776)	(168,040)	54,796	91,006
Total increase (decrease) in net assets	4,379	(27,575)	13,519	1,756	(77,148)	(79,799)	79,920	100,944
Net Assets:
Beginning of period	96,768	124,343	5,960	4,204	742,899	822,698	147,969	47,025
End of period	$ 101,147	$ 96,768	$ 19,479	$ 5,960	$ 665,751	$ 742,899	$ 227,889	$ 147,969

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2007 and 2006

(In thousands)	Subaccounts Investing In:
	VIP - Value Strategies		VIP - Value Strategies Investor Class		VIP - Utilities (b)		VIP - Utilities Investor Class (b)
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 126	$ (239)	$ 299	$ 7	$ 621	$ 441	$ 504	$ 152
Net realized gain (loss) on investments	13,306	22,098	5,166	1,410	11,062	7,274	2,609	1,301
Unrealized appreciation (depreciation)	(8,658)	(5,633)	(5,412)	1,233	(736)	2,161	489	(37)
Net increase (decrease) in net assets from operations	4,774	16,226	53	2,650	10,947	9,876	3,602	1,416
Contract Transactions:
Payments received from contract owners	850	878	6,309	3,993	1,022	473	3,923	396
Transfers between sub-accounts and the fixed account, net	(1,229)	(26,151)	21,247	17,711	(2,304)	28,077	10,527	13,227
Contract benefits	(2,208)	(2,284)	(30)	(104)	(1,199)	(734)	0	(12)
Contract terminations	(6,332)	(6,344)	(1,346)	(377)	(4,037)	(1,631)	(894)	(114)
Contract maintenance charges	(23)	(20)	0	0	(57)	(26)	(22)	(3)
Other transfers (to) from FILI, net	47	56	3	2	40	28	1	0
Net increase (decrease) in net assets from contract transactions	(8,895)	(33,865)	26,183	21,225	(6,535)	26,187	13,535	13,494
Total increase (decrease) in net assets	(4,121)	(17,639)	26,236	23,875	4,412	36,063	17,137	14,910
Net Assets:
Beginning of period	109,755	127,394	29,662	5,787	66,381	30,318	15,957	1,047
End of period	$ 105,634	$ 109,755	$ 55,898	$ 29,662	$ 70,793	$ 66,381	$ 33,094	$ 15,957
(In thousands)	Subaccounts Investing In:
	VIP - Technology		VIP - Technology Investor Class		VIP - Energy (b)		VIP - Energy Investor Class (b)
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ (451)	$ (557)	$ (54)	$ (26)	$ (1,478)	$ (802)	$ 9	$ 229
Net realized gain (loss) on investments	5,247	7,482	1,601	572	29,154	89,521	5,640	7,016
Unrealized appreciation (depreciation)	936	(2,918)	249	(322)	68,011	(51,346)	21,601	(4,645)
Net increase (decrease) in net assets from operations	5,732	4,007	1,796	224	95,687	37,373	27,250	2,600
Contract Transactions:
Payments received from contract owners	478	831	1,636	1,654	1,653	4,137	5,725	6,430
Transfers between sub-accounts and the fixed account, net	3,624	(14,659)	13,485	8,039	(13,891)	(75,575)	38,283	25,524
Contract benefits	(759)	(849)	(6)	(14)	(3,507)	(4,230)	(46)	(287)
Contract terminations	(2,408)	(2,811)	(585)	(219)	(11,117)	(14,744)	(1,738)	(1,429)
Contract maintenance charges	(42)	(54)	(15)	(5)	(125)	(224)	(30)	(25)
Other transfers (to) from FILI, net	21	19	8	2	139	212	9	14
Net increase (decrease) in net assets from contract transactions	914	(17,523)	14,523	9,457	(26,848)	(90,424)	42,203	30,227
Total increase (decrease) in net assets	6,646	(13,516)	16,319	9,681	68,839	(53,051)	69,453	32,827
Net Assets:
Beginning of period	58,180	71,696	15,161	5,480	252,323	305,374	48,591	15,764
End of period	$ 64,826	$ 58,180	$ 31,480	$ 15,161	$ 321,162	$ 252,323	$ 118,044	$ 48,591

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2007 and 2006

(In thousands)	Subaccounts Investing In:
	VIP - Health Care		VIP - Health Care Investor Class		VIP - Financial Services		VIP - Financial Services Investor Class
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ (158)	$ (611)	$ 20	$ (23)	$ 534	$ 106	$ 256	$ 17
Net realized gain (loss) on investments	7,265	9,664	1,272	175	5,703	2,883	993	161
Unrealized appreciation (depreciation)	(2,269)	(5,873)	402	562	(9,245)	1,352	(2,613)	761
Net increase (decrease) in net assets from operations	4,838	3,180	1,694	714	(3,008)	4,341	(1,364)	939
Contract Transactions:
Payments received from contract owners	654	801	1,633	1,620	387	298	992	1,172
Transfers between sub-accounts and the fixed account, net	(15,404)	(46,686)	4,573	5,911	(14,266)	8,134	(1,937)	8,000
Contract benefits	(849)	(985)	(16)	(14)	(361)	(523)	(3)	0
Contract terminations	(2,477)	(3,504)	(303)	(184)	(1,830)	(987)	(113)	(49)
Contract maintenance charges	(24)	(35)	(5)	(10)	(21)	(21)	(5)	(3)
Other transfers (to) from FILI, net	23	11	1	5	4	3	0	6
Net increase (decrease) in net assets from contract transactions	(18,077)	(50,398)	5,883	7,328	(16,087)	6,904	(1,066)	9,126
Total increase (decrease) in net assets	(13,239)	(47,218)	7,577	8,042	(19,095)	11,245	(2,430)	10,065
Net Assets:
Beginning of period	62,099	109,317	15,018	6,976	40,436	29,191	11,954	1,889
End of period	$ 48,860	$ 62,099	$ 22,595	$ 15,018	$ 21,341	$ 40,436	$ 9,524	$ 11,954
(In thousands)	Subaccounts Investing In:
	VIP - Industrials (b)		VIP - Industrials Investor Class (b)		VIP - Consumer Discretionary (b)		VIP - Consumer Discretionary Investor Class (b)
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ (109)	$ 15	$ 71	$ 81	$ (39)	$ (9)	$ (3)	$ 13
Net realized gain (loss) on investments	6,017	9,294	2,882	1,519	1,100	574	409	41
Unrealized appreciation (depreciation)	77	(4,086)	(803)	(1,019)	(1,183)	139	(597)	110
Net increase (decrease) in net assets from operations	5,985	5,223	2,150	581	(122)	704	(191)	164
Contract Transactions:
Payments received from contract owners	355	575	1,512	1,539	106	45	457	336
Transfers between sub-accounts and the fixed account, net	(5,100)	(3,476)	8,280	8,054	(5,485)	3,007	(2,248)	3,361
Contract benefits	(632)	(729)	(10)	0	(84)	(112)	(8)	0
Contract terminations	(1,580)	(1,868)	(227)	(151)	(477)	(178)	(28)	(3)
Contract maintenance charges	(20)	(33)	(6)	(4)	(11)	(9)	(4)	0
Other transfers (to) from FILI, net	11	17	4	(3)	2	12	(1)	1
Net increase (decrease) in net assets from contract transactions	(6,966)	(5,514)	9,553	9,435	(5,949)	2,765	(1,832)	3,695
Total increase (decrease) in net assets	(981)	(291)	11,703	10,016	(6,071)	3,469	(2,023)	3,859
Net Assets:
Beginning of period	41,526	41,817	11,811	1,795	9,189	5,720	4,073	214
End of period	$ 40,545	$ 41,526	$ 23,514	$ 11,811	$ 3,118	$ 9,189	$ 2,050	$ 4,073

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2007 and 2006

(In thousands)	Subaccounts Investing In:
	VIP - Real Estate		VIP - Real Estate Investor Class		VIP - Strategic Income		VIP - Strategic Income Investor Class
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 93	$ 1,216	$ 430	$ 509	$ 3,967	$ 3,898	$ 9,132	$ 3,878
Net realized gain (loss) on investments	38,670	24,037	8,474	3,456	2,526	2,401	2,654	262
Unrealized appreciation (depreciation)	(57,767)	18,036	(17,341)	2,458	(1,593)	1,379	(3,526)	266
Net increase (decrease) in net assets from operations	(19,004)	43,289	(8,437)	6,423	4,900	7,678	8,260	4,406
Contract Transactions:
Payments received from contract owners	1,444	1,994	6,391	4,505	2,427	2,236	48,167	25,678
Transfers between sub-accounts and the fixed account, net	(95,550)	16,090	(11,661)	26,780	(3,412)	(12,147)	63,151	44,381
Contract benefits	(2,000)	(2,197)	(36)	0	(2,124)	(1,978)	(107)	(340)
Contract terminations	(7,808)	(6,225)	(967)	(512)	(6,675)	(6,527)	(3,693)	(1,942)
Contract maintenance charges	(29)	(31)	0	0	(14)	(16)	0	0
Other transfers (to) from FILI, net	(107)	83	0	(5)	(19)	18	(2)	2
Net increase (decrease) in net assets from contract transactions	(104,050)	9,714	(6,273)	30,768	(9,817)	(18,414)	107,516	67,779
Total increase (decrease) in net assets	(123,054)	53,003	(14,710)	37,191	(4,917)	(10,736)	115,776	72,185
Net Assets:
Beginning of period	181,265	128,262	44,046	6,855	110,417	121,153	93,727	21,542
End of period	$ 58,211	$ 181,265	$ 29,336	$ 44,046	$ 105,500	$ 110,417	$ 209,503	$ 93,727
(In thousands)	Subaccounts Investing In:
	VIP - Aggressive Growth		VIP - Aggressive Growth Investor Class		VIP - International Capital Appreciation	VIP - International Capital Appreciation, Class R (a)
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ (60)	$ (37)	$ (15)	$ (7)	$ 62	$ (2)	$ (60)
Net realized gain (loss) on investments	1,616	367	1,148	223	98	4,795	1,083
Unrealized appreciation (depreciation)	(972)	(88)	(568)	(44)	17	(4,637)	200
Net increase (decrease) in net assets from operations	584	242	565	172	177	156	1,223
Contract Transactions:
Payments received from contract owners	248	122	540	572	222	372	259
Transfers between sub-accounts and the fixed account, net	8,272	(399)	4,814	1,405	(8,699)	15,304	13,699
Contract benefits	(68)	(35)	(4)	0	(23)	(295)	(101)
Contract terminations	(370)	(204)	(146)	(77)	(246)	(1,015)	(403)
Contract maintenance charges	(1)	(1)	0	0	(2)	(15)	(10)
Other transfers (to) from FILI, net	3	3	4	0	0	20	21
Net increase (decrease) in net assets from contract transactions	8,084	(514)	5,208	1,900	(8,748)	14,371	13,465
Total increase (decrease) in net assets	8,668	(272)	5,773	2,072	(8,571)	14,527	14,688
Net Assets:
Beginning of period	4,473	4,745	3,353	1,281	8,571	14,688	0
End of period	$ 13,141	$ 4,473	$ 9,126	$ 3,353	$ 0	$ 29,215	$ 14,688

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2007 and 2006

(In thousands)	Subaccounts Investing In:
	VIP - International Capital Appreciation, Class R Investor Class		VIP - Value Leaders		VIP - Value Leaders Investor Class		VIP - Value
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 130	$ 115	$ 76	$ 16	$ 375	$ 172	$ (53)	$ 43
Net realized gain (loss) on investments	5,828	1,053	5,602	2,334	4,573	812	2,594	521
Unrealized appreciation (depreciation)	(5,349)	1,123	(4,289)	2,410	(3,921)	1,139	(2,519)	711
Net increase (decrease) in net assets from operations	609	2,291	1,389	4,760	1,027	2,123	22	1,275
Contract Transactions:
Payments received from contract owners	3,505	4,837	224	247	2,875	2,667	629	267
Transfers between sub-accounts and the fixed account, net	9,208	6,351	(11,012)	1,958	7,278	17,806	3,753	4,686
Contract benefits	(56)	0	(561)	(474)	(72)	0	(283)	(173)
Contract terminations	(983)	(539)	(1,850)	(1,848)	(1,089)	(447)	(703)	(576)
Contract maintenance charges	(9)	(4)	(7)	(7)	0	0	(5)	(3)
Other transfers (to) from FILI, net	1	(5)	8	17	1	3	4	5
Net increase (decrease) in net assets from contract transactions	11,666	10,640	(13,198)	(107)	8,993	20,029	3,395	4,206
Total increase (decrease) in net assets	12,275	12,931	(11,809)	4,653	10,020	22,152	3,417	5,481
Net Assets:
Beginning of period	22,216	9,285	37,775	33,122	26,254	4,102	13,671	8,190
End of period	$ 34,491	$ 22,216	$ 25,966	$ 37,775	$ 36,274	$ 26,254	$ 17,088	$ 13,671
(In thousands)	Subaccounts Investing In:
	VIP - Value Investor Class		VIP - Growth Stock		VIP - Growth Stock Investor Class		VIP - Freedom Income
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 112	$ 124	$ (42)	$ (105)	$ (11)	$ (8)	$ 238	$ 173
Net realized gain (loss) on investments	3,370	356	680	36	609	62	421	151
Unrealized appreciation (depreciation)	(3,935)	1,339	213	(408)	281	(105)	(233)	23
Net increase (decrease) in net assets from operations	(453)	1,819	851	(477)	879	(51)	426	347
Contract Transactions:
Payments received from contract owners	4,878	4,293	17	85	805	460	117	206
Transfers between sub-accounts and the fixed account, net	10,911	7,536	5,119	(12,881)	3,403	1,255	111	3,584
Contract benefits	0	(245)	(64)	(165)	0	0	(54)	(46)
Contract terminations	(586)	(525)	(429)	(822)	(243)	(80)	(386)	(994)
Contract maintenance charges	0	0	(1)	(3)	0	0	(1)	(2)
Other transfers (to) from FILI, net	1	1	3	1	(2)	0	6	3
Net increase (decrease) in net assets from contract transactions	15,204	11,060	4,645	(13,785)	3,963	1,635	(207)	2,751
Total increase (decrease) in net assets	14,751	12,879	5,496	(14,262)	4,842	1,584	219	3,098
Net Assets:
Beginning of period	19,714	6,835	4,876	19,138	3,652	2,068	7,614	4,516
End of period	$ 34,465	$ 19,714	$ 10,372	$ 4,876	$ 8,494	$ 3,652	$ 7,833	$ 7,614

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2007 and 2006

(In thousands)	Subaccounts Investing In:
	VIP - Freedom Income Investor Class		VIP - Freedom 2005		VIP - Freedom 2005 Investor Class		VIP - Freedom 2010
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 766	$ (2)	$ 165	$ 128	$ 240	$ 3	$ 400	$ 192
Net realized gain (loss) on investments	362	94	624	226	415	74	1,197	330
Unrealized appreciation (depreciation)	(367)	395	(325)	164	(235)	228	(128)	795
Net increase (decrease) in net assets from operations	761	487	464	518	420	305	1,469	1,317
Contract Transactions:
Payments received from contract owners	3,292	3,008	38	49	1,175	1,470	519	274
Transfers between sub-accounts and the fixed account, net	5,868	4,723	1,727	2,137	1,750	757	4,649	8,031
Contract benefits	(1,039)	0	0	0	0	0	(5)	(1)
Contract terminations	(446)	(237)	(984)	(634)	(226)	(88)	(2,066)	(1,716)
Contract maintenance charges	0	0	(1)	(1)	0	0	(3)	(3)
Other transfers (to) from FILI, net	1	(1)	(3)	3	1	(1)	0	1
Net increase (decrease) in net assets from contract transactions	7,676	7,493	777	1,554	2,700	2,138	3,094	6,586
Total increase (decrease) in net assets	8,437	7,980	1,241	2,072	3,120	2,443	4,563	7,903
Net Assets:
Beginning of period	10,356	2,376	6,795	4,723	4,253	1,810	18,409	10,506
End of period	$ 18,793	$ 10,356	$ 8,036	$ 6,795	$ 7,373	$ 4,253	$ 22,972	$ 18,409
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2010 Investor Class		VIP - Freedom 2015		VIP - Freedom 2015 Investor Class		VIP - Freedom 2020
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 1,515	$ (6)	$ 563	$ 96	$ 1,624	$ (27)	$ 330	$ 140
Net realized gain (loss) on investments	855	230	1,779	424	1,188	132	1,468	620
Unrealized appreciation (depreciation)	514	1,697	(492)	1,057	996	2,553	(36)	899
Net increase (decrease) in net assets from operations	2,884	1,921	1,850	1,577	3,808	2,658	1,762	1,659
Contract Transactions:
Payments received from contract owners	7,728	6,130	767	615	9,021	9,221	895	449
Transfers between sub-accounts and the fixed account, net	14,615	11,628	7,105	7,031	8,230	18,835	4,838	3,241
Contract benefits	0	0	(8)	(17)	0	(32)	(35)	(9)
Contract terminations	(1,659)	(623)	(1,038)	(841)	(2,016)	(769)	(1,063)	(939)
Contract maintenance charges	0	0	(6)	(4)	0	0	(5)	(3)
Other transfers (to) from FILI, net	1	0	1	0	0	14	0	(3)
Net increase (decrease) in net assets from contract transactions	20,685	17,135	6,821	6,784	15,235	27,269	4,630	2,736
Total increase (decrease) in net assets	23,569	19,056	8,671	8,361	19,043	29,927	6,392	4,395
Net Assets:
Beginning of period	28,808	9,752	19,429	11,068	36,647	6,720	17,907	13,512
End of period	$ 52,377	$ 28,808	$ 28,100	$ 19,429	$ 55,690	$ 36,647	$ 24,299	$ 17,907

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2007 and 2006

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2020 Investor Class		VIP - Freedom 2025		VIP - Freedom 2025 Investor Class		VIP - Freedom 2030
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 1,853	$ (2)	$ 167	$ 58	$ 635	$ (6)	$ 239	$ 102
Net realized gain (loss) on investments	1,551	163	591	417	476	60	1,479	398
Unrealized appreciation (depreciation)	1,621	3,009	(111)	163	558	1,001	(377)	567
Net increase (decrease) in net assets from operations	5,025	3,170	647	638	1,669	1,055	1,341	1,067
Contract Transactions:
Payments received from contract owners	11,505	10,708	439	323	3,813	3,279	416	594
Transfers between sub-accounts and the fixed account, net	10,106	19,322	4,818	1,751	7,475	7,210	4,770	3,475
Contract benefits	0	0	(1)	0	0	0	(3)	0
Contract terminations	(1,124)	(697)	(429)	(442)	(478)	(9)	(382)	(410)
Contract maintenance charges	0	0	(2)	(1)	0	0	(4)	(2)
Other transfers (to) from FILI, net	2	(4)	1	(1)	0	0	0	0
Net increase (decrease) in net assets from contract transactions	20,489	29,329	4,826	1,630	10,810	10,480	4,797	3,657
Total increase (decrease) in net assets	25,514	32,499	5,473	2,268	12,479	11,535	6,138	4,724
Net Assets:
Beginning of period	43,281	10,782	6,288	4,020	13,680	2,145	11,893	7,169
End of period	$ 68,795	$ 43,281	$ 11,761	$ 6,288	$ 26,159	$ 13,680	$ 18,031	$ 11,893
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2030 Investor Class		VIP - Freedom Lifetime Income I		VIP - Freedom Lifetime Income II		VIP - Freedom Lifetime Income III
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 469	$ 3	$ 197	$ 91	$ 380	$ 139	$ 165	$ 65
Net realized gain (loss) on investments	665	219	348	82	1,029	115	566	111
Unrealized appreciation (depreciation)	899	884	39	269	160	693	104	457
Net increase (decrease) in net assets from operations	2,033	1,106	584	442	1,569	947	835	633
Contract Transactions:
Payments received from contract owners	6,469	4,614	0	0	0	0	0	0
Transfers between sub-accounts and the fixed account, net	6,860	3,765	1,453	6,136	4,928	14,229	1,764	5,437
Contract benefits	0	0	(485)	(249)	(1,112)	(475)	(484)	(278)
Contract terminations	(387)	(530)	(479)	(760)	(585)	(171)	0	(56)
Contract maintenance charges	0	0	0	0	0	0	0	0
Other transfers (to) from FILI, net	(23)	(6)	14	5	44	9	7	3
Net increase (decrease) in net assets from contract transactions	12,919	7,843	503	5,132	3,275	13,592	1,287	5,106
Total increase (decrease) in net assets	14,952	8,949	1,087	5,574	4,844	14,539	2,122	5,739
Net Assets:
Beginning of period	13,534	4,585	7,445	1,871	15,855	1,316	7,638	1,899
End of period	$ 28,486	$ 13,534	$ 8,532	$ 7,445	$ 20,699	$ 15,855	$ 9,760	$ 7,638

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2007 and 2006

(In thousands)	Subaccounts Investing In:
	VIP - Disciplined Small Cap (a)		VIP - Disciplined Small Cap Investor Class (a)		VIP - FundsManager 20% (a)		VIP - FundsManager 50% (a)
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ (41)	$ (7)	$ 39	$ 4	$ 2,474	$ 262	$ 5,923	$ 1,208
Net realized gain (loss) on investments	679	37	581	43	2,085	229	13,616	1,311
Unrealized appreciation (depreciation)	(862)	318	(1,500)	523	(1,513)	145	(7,765)	3,752
Net increase (decrease) in net assets from operations	(224)	348	(880)	570	3,046	636	11,774	6,271
Contract Transactions:
Payments received from contract owners	191	133	3,380	1,735	29,025	9,344	65,151	27,995
Transfers between sub-accounts and the fixed account, net	1,514	7,772	6,999	7,201	53,421	11,684	132,409	91,683
Contract benefits	(113)	(18)	(49)	0	(120)	(30)	(1,858)	(292)
Contract terminations	(227)	(6)	(444)	(8)	(3,274)	(341)	(10,002)	(1,211)
Contract maintenance charges	(2)	0	0	0	(3)	0	(8)	(2)
Other transfers (to) from FILI, net	5	4	0	0	14	3	(78)	33
Net increase (decrease) in net assets from contract transactions	1,368	7,885	9,886	8,928	79,063	20,660	185,614	118,206
Total increase (decrease) in net assets	1,144	8,233	9,006	9,498	82,109	21,296	197,388	124,477
Net Assets:
Beginning of period	8,233	0	9,498	0	21,296	0	124,477	0
End of period	$ 9,377	$ 8,233	$ 18,504	$ 9,498	$ 103,405	$ 21,296	$ 321,865	$ 124,477
(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 60% (a)	VIP - FundsManager 70% (a)		VIP - FundsManager 85% (a)		VIP - Consumer Staples (a)	VIP - Consumer Staples Investor Class (a)
	12/31/07	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/07
Operations:
Net investment income (loss)	$ 390	$ 5,014	$ 1,301	$ 1,204	$ 370	$ 7	$ 10
Net realized gain (loss) on investments	581	22,491	1,839	11,238	937	48	25
Unrealized appreciation (depreciation)	(1,652)	(11,997)	6,391	(5,536)	2,769	185	134
Net increase (decrease) in net assets from operations	(681)	15,508	9,531	6,906	4,076	240	169
Contract Transactions:
Payments received from contract owners	(1,233)	73,520	31,348	26,407	8,367	14	208
Transfers between sub-accounts and the fixed account, net	105,123	154,538	117,714	62,271	49,899	4,637	3,359
Contract benefits	0	(2,494)	(449)	(1,143)	(217)	(5)	0
Contract terminations	(274)	(10,589)	(1,015)	(3,356)	(355)	(1)	(9)
Contract maintenance charges	0	(15)	(2)	(8)	(1)	(1)	0
Other transfers (to) from FILI, net	(9)	91	51	65	49	2	(1)
Net increase (decrease) in net assets from contract transactions	103,607	215,051	147,647	84,236	57,742	4,646	3,557
Total increase (decrease) in net assets	102,926	230,559	157,178	91,142	61,818	4,886	3,726
Net Assets:
Beginning of period	0	157,178	0	61,818	0	0	0
End of period	$ 102,926	$ 387,737	$ 157,178	$ 152,960	$ 61,818	$ 4,886	$ 3,726

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2007 and 2006

(In thousands)	Subaccounts Investing In:
	VIP - Materials (a)	VIP - Materials Investor Class (a)	VIP - Telecommunications (a)	VIP - Telecommunications Investor Class (a)	UIF - Emerging Markets Equity
	12/31/07	12/31/07	12/31/07	12/31/07	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 33	$ 34	$ (5)	$ 5	$ (1,062)	$ (211)
Net realized gain (loss) on investments	204	97	0	149	77,637	38,583
Unrealized appreciation (depreciation)	345	158	(241)	(310)	35,435	33,056
Net increase (decrease) in net assets from operations	582	289	(246)	(156)	112,010	71,428
Contract Transactions:
Payments received from contract owners	34	543	28	123	8,846	3,874
Transfers between sub-accounts and the fixed account, net	9,910	6,556	1,669	1,795	68,360	15,310
Contract benefits	(29)	0	(10)	0	(4,052)	(2,841)
Contract terminations	(82)	(45)	(31)	(34)	(12,215)	(8,790)
Contract maintenance charges	(8)	(8)	(3)	(2)	(62)	(48)
Other transfers (to) from FILI, net	9	0	(4)	1	170	127
Net increase (decrease) in net assets from contract transactions	9,834	7,046	1,649	1,883	61,047	7,632
Total increase (decrease) in net assets	10,416	7,335	1,403	1,727	173,057	79,060
Net Assets:
Beginning of period	0	0	0	0	291,299	212,239
End of period	$ 10,416	$ 7,335	$ 1,403	$ 1,727	$ 464,356	$ 291,299
(In thousands)	Subaccounts Investing In:
	UIF - Emerging Markets Debt		UIF - Global Value Equity		UIF - International Magnum
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 3,447	$ 3,960	$ 715	$ 398	$ 1,054	$ (600)
Net realized gain (loss) on investments	2,220	2,760	9,047	4,314	22,611	10,964
Unrealized appreciation (depreciation)	(2,803)	(1,880)	(6,209)	5,343	(8,127)	8,661
Net increase (decrease) in net assets from operations	2,864	4,840	3,553	10,055	15,538	19,025
Contract Transactions:
Payments received from contract owners	3,639	1,559	1,736	1,134	5,099	2,357
Transfers between sub-accounts and the fixed account, net	(3,035)	(12,224)	(4,920)	2,498	151	21,910
Contract benefits	(611)	(653)	(899)	(809)	(1,752)	(1,130)
Contract terminations	(1,809)	(2,875)	(2,882)	(2,883)	(5,002)	(3,852)
Contract maintenance charges	(8)	(10)	(8)	(8)	(13)	(10)
Other transfers (to) from FILI, net	(22)	19	(17)	(1)	(7)	26
Net increase (decrease) in net assets from contract transactions	(1,846)	(14,184)	(6,990)	(69)	(1,524)	19,301
Total increase (decrease) in net assets	1,018	(9,344)	(3,437)	9,986	14,014	38,326
Net Assets:
Beginning of period	52,592	61,936	63,338	53,352	112,108	73,782
End of period	$ 53,610	$ 52,592	$ 59,901	$ 63,338	$ 126,122	$ 112,108

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2007 and 2006

(In thousands)	Subaccounts Investing In:
	OMIF - Growth II		OMIF - Small Cap		OMIF - Select Value
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ (121)	$ (164)	$ (753)	$ (798)	$ 105	$ 223
Net realized gain (loss) on investments	(6,243)	(7,943)	15,683	4,204	115	(1,626)
Unrealized appreciation (depreciation)	9,952	9,365	(9,453)	10,552	1,361	9,028
Net increase (decrease) in net assets from operations	3,588	1,258	5,477	13,958	1,581	7,625
Contract Transactions:
Payments received from contract owners	0	0	0	0	0	0
Transfers between sub-accounts and the fixed account, net	(3,488)	(3,463)	(12,066)	(20,483)	(3,512)	(6,271)
Contract benefits	(209)	(207)	(1,592)	(1,609)	(766)	(804)
Contract terminations	(1,088)	(1,278)	(4,260)	(5,527)	(1,596)	(2,449)
Contract maintenance charges	(6)	(7)	(17)	(19)	(7)	(8)
Other transfers (to) from FILI, net	(20)	2	(164)	(6)	1	(12)
Net increase (decrease) in net assets from contract transactions	(4,811)	(4,953)	(18,099)	(27,644)	(5,880)	(9,544)
Total increase (decrease) in net assets	(1,223)	(3,695)	(12,622)	(13,686)	(4,299)	(1,919)
Net Assets:
Beginning of period	18,344	22,039	92,094	105,780	35,155	37,074
End of period	$ 17,121	$ 18,344	$ 79,472	$ 92,094	$ 30,856	$ 35,155
(In thousands)	Subaccounts Investing In:
	OMIF - Columbus Circle Technology & Communications (b)		OMIF - Large Cap Growth		WFAF - Advantage VT Discovery (b)		WFAF - Advantage VT Opportunity (b)
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ (436)	$ (520)	$ (473)	$ (538)	$ (421)	$ (442)	$ (98)	$ (371)
Net realized gain (loss) on investments	(264,782)	(321,766)	(31,582)	(40,747)	(6,224)	(9,573)	5,423	5,205
Unrealized appreciation (depreciation)	280,032	324,560	43,759	45,962	16,457	16,962	(2,845)	(87)
Net increase (decrease) in net assets from operations	14,814	2,274	11,704	4,677	9,812	6,947	2,480	4,747
Contract Transactions:
Payments received from contract owners	0	0	0	0	0	0	0	0
Transfers between sub-accounts and the fixed account, net	(13,599)	(15,710)	(10,642)	(11,456)	(8,081)	(8,600)	(6,197)	(7,835)
Contract benefits	(441)	(520)	(537)	(801)	(885)	(642)	(809)	(663)
Contract terminations	(2,785)	(4,112)	(3,548)	(4,708)	(3,288)	(3,442)	(2,027)	(2,556)
Contract maintenance charges	(36)	(43)	(20)	(24)	(14)	(16)	(8)	(10)
Other transfers (to) from FILI, net	(15)	4	(32)	(20)	(39)	(10)	3	0
Net increase (decrease) in net assets from contract transactions	(16,876)	(20,381)	(14,779)	(17,009)	(12,307)	(12,710)	(9,038)	(11,064)
Total increase (decrease) in net assets	(2,062)	(18,107)	(3,075)	(12,332)	(2,495)	(5,763)	(6,558)	(6,317)
Net Assets:
Beginning of period	56,780	74,887	60,664	72,996	50,773	56,536	41,927	48,244
End of period	$ 54,718	$ 56,780	$ 57,589	$ 60,664	$ 48,278	$ 50,773	$ 35,369	$ 41,927

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2007 and 2006

(In thousands)	Subaccounts Investing In:
	CST - Small Cap Core I (b)		CST - International Focus		CST - Global Small Cap Focus
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ (277)	$ (426)	$ 57	$ 70	$ (172)	$ (273)
Net realized gain (loss) on investments	(9,848)	(12,558)	1,262	1,092	(150)	2,475
Unrealized appreciation (depreciation)	10,007	13,951	2,559	2,903	(142)	489
Net increase (decrease) in net assets from operations	(118)	967	3,878	4,065	(464)	2,691
Contract Transactions:
Payments received from contract owners	249	454	169	276	170	463
Transfers between sub-accounts and the fixed account, net	(10,707)	(12,807)	(4,007)	1,400	(8,237)	(8,923)
Contract benefits	(514)	(659)	(280)	(194)	(271)	(641)
Contract terminations	(2,072)	(3,010)	(1,102)	(1,629)	(1,232)	(1,270)
Contract maintenance charges	(7)	(10)	(6)	(6)	(4)	(7)
Other transfers (to) from FILI, net	(10)	(16)	5	(9)	3	(21)
Net increase (decrease) in net assets from contract transactions	(13,061)	(16,048)	(5,221)	(162)	(9,571)	(10,399)
Total increase (decrease) in net assets	(13,179)	(15,081)	(1,343)	3,903	(10,035)	(7,708)
Net Assets:
Beginning of period	40,250	55,331	27,899	23,996	25,066	32,774
End of period	$ 27,071	$ 40,250	$ 26,556	$ 27,899	$ 15,031	$ 25,066
(In thousands)	Subaccounts Investing In:
	Lazard - Retirement Emerging Markets (a)		SAI - Mid Cap Value (a)	SAI - Mid Cap Value Investor Class (a)	SAI - Small Cap Blend (a)	SAI - Small Cap Blend Investor Class (a)
	12/31/07	12/31/06	12/31/07	12/31/07	12/31/07	12/31/07
Operations:
Net investment income (loss)	$ 1,309	$ (4)	$ 1	$ 7	$ (2)	$ 0
Net realized gain (loss) on investments	23,379	711	(8)	13	5	27
Unrealized appreciation (depreciation)	(2,137)	2,997	(61)	(121)	(98)	(213)
Net increase (decrease) in net assets from operations	22,551	3,704	(68)	(101)	(95)	(186)
Contract Transactions:
Payments received from contract owners	6,978	2,893	2	352	3	610
Transfers between sub-accounts and the fixed account, net	67,747	32,209	713	1,275	1,002	2,302
Contract benefits	(471)	(155)	(1)	0	(1)	0
Contract terminations	(2,258)	(141)	(17)	(2)	0	(6)
Contract maintenance charges	(13)	(1)	0	0	0	0
Other transfers (to) from FILI, net	64	15	1	(2)	(1)	4
Net increase (decrease) in net assets from contract transactions	72,047	34,820	698	1,623	1,003	2,910
Total increase (decrease) in net assets	94,598	38,524	630	1,522	908	2,724
Net Assets:
Beginning of period	38,524	0	0	0	0	0
End of period	$ 133,122	$ 38,524	$ 630	$ 1,522	$ 908	$ 2,724

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

1. Organization

Fidelity Investments Variable Annuity Account I (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company ("FILI"), a wholly-owned subsidiary of FMR LLC, on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. Prior to October 1, 2007, FILI was a wholly owned subsidiary of FMR Corp. Effective October 1, 2007, FMR Corp. was merged with and into FMR LLC. The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement, Fidelity Growth and Guaranteed Income, Fidelity Income Advantage and Fidelity Freedom Lifetime Income variable annuity contracts. The Fidelity Growth and Guaranteed Income variable annuity contracts, which offer a guaranteed minimum withdrawal benefit, began funding the Account in 2007. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups
Fidelity Variable Insurance Product Funds ("VIP")
Fidelity Variable Insurance Product Funds (Investor Class) ("VIP Investor Class")
The Universal Institutional Funds ("UIF")
Old Mutual Insurance Series Funds ("OMIF")
Wells Fargo Advantage Variable Trust Funds ("WFAF")
Credit Suisse Trust ("CST")
Lazard Retirement Series, Inc. ("Lazard")
Fidelity Strategic Advisers, Inc. ("SAI")

During 2007, the Fidelity Strategic Advisers funds were added as a fund group. In addition, the following Underlying Funds were added:

VIP - FundsManager 60%
VIP - Consumer Staples
VIP - Consumer Staples Investor Class
VIP - Materials
VIP - Materials Investor Class
VIP - Telecommunications
VIP - Telecommunications Investor Class
SAI - Mid Cap Value
SAI - Mid Cap Value Investor Class
SAI - Small Cap Blend
SAI - Small Cap Blend Investor Class

All the underlying funds, with the exception of the VIP - FundsManager 60% fund, commenced operations on May 1, 2007. The VIP -
FundsManager 60% fund commenced operations on September 4, 2007.

During 2006, the following Underlying Funds were added:

VIP - International Capital Appreciation, Class R
VIP - Disciplined Small Cap
VIP - Disciplined Small Cap Investor Class
VIP - FundsManager 20%
VIP - FundsManager 50%
VIP - FundsManager 70%
VIP - FundsManager 85%
Lazard - Retirement Emerging Markets

The Underlying Funds added during 2006 commenced operations on May 1, 2006.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

1. Organization - continued

During 2006, the following Underlying Funds were renamed:

Old Name	New Name
VIP - Consumer Industries	VIP - Consumer Discretionary
VIP - Consumer Industries Investor Class	VIP - Consumer Discretionary Investor Class
VIP - Cyclical Industries	VIP - Industrials
VIP - Cyclical Industries Investor Class	VIP - Industrials Investor Class
VIP - Natural Resources	VIP - Energy
VIP - Natural Resources Investor Class	VIP - Energy Investor Class
VIP - Telecom & Utilities	VIP - Utilities
VIP - Telecom & Utilities Investor Class	VIP - Utilities Investor Class
OMIF - Technologies & Communications	OMIF - Columbus Circle Technology & Communications
WFAF - Discovery	WFAF - Advantage VT Discovery
WFAF - Opportunity	WFAF - Advantage VT Opportunity
CST - Small Cap Growth	CST - Small Cap Core I

Effective March 1, 2006, all of the shares in the initial share class of the VIP International Capital Appreciation Fund were transferred to the redemption share class of the VIP International Capital Appreciation Fund. This transfer effectively closed the initial share class of the VIP - International Capital Appreciation Fund so no contractholder activity has been reported subsequent to the transfer. The investment objectives and strategies of the two funds are substantially the same.

The net assets and units of Fidelity Retirement Reserve contracts that have annuitized are reported with Fidelity Income Advantage. As of December 31, 2007, the net assets and units of Fidelity Retirement Reserve contracts that have been reported with Fidelity Income Advantage were $125,379,000 and 4,429,000, respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Reserves

The reserve for variable annuity contracts in the accumulation period is the fund value. The reserve for variable payout annuity contracts is based on the 1983 Basic or 1983a Individual Annuitant Mortality Table and an assumed investment return. The assumed investment return is determined prior to the commencement of payments and may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by FILI and may result in additional amounts being transferred into the Account by FILI.

Receivable from/Payable to FILI

Receivable from/payable to FILI represents adjustments for contract guarantees which are the responsibility of FILI.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("the Code").

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies - continued

Federal Income Taxes - continued

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. FILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Statements of Assets and Liabilities and the Statements of Operations and of Changes in Net Assets in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Future Adoption of New Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS No. 157"). This statement defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Qualitative and quantitative disclosures will focus on the inputs used to measure fair value. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The Account is currently assessing the impact SFAS No. 157 will have on its financial statements.

3. Expenses and Related Party Transactions

FILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. FILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, FILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.20%	0.50%	0.85%-1.00%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%	0.10%	0.25%

Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	-	-	-	-
Annual Maintenance Charge (Maximum)	$30	-	-	-	-

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

3. Expenses and Related Party Transactions - continued

The following Underlying Funds impose a 1.0% redemption fee for interests held for less than 60 days:

VIP - Overseas, Class R	VIP - Industrials
VIP - Overseas, Class R Investor Class	VIP - Industrials Investor Class
VIP - Utilities	VIP - Consumer Discretionary
VIP - Utilities Investor Class	VIP - Consumer Discretionary Investor Class
VIP - Technology	VIP - International Capital Appreciation, Class R
VIP - Technology Investor Class	VIP - International Capital Appreciation, Class R Investor Class
VIP - Energy	VIP - Consumer Staples
VIP - Energy Investor Class	VIP - Consumer Staples Investor Class
VIP - Health Care	VIP - Materials
VIP - Health Care Investor Class	VIP - Materials Investor Class
VIP - Financial Services	VIP - Telecommunications
VIP - Financial Services Investor Class	VIP - Telecommunications Investor Class

FILI collects these fees on behalf of these VIP portfolios through a redemption of units, but the fees are retained by the portfolios, not by FILI, and are part of the portfolios' assets. The redemption fee is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI charges an amount equal to the state premium taxes it pays, ranging from 0-3.5%, pursuant to provisions in the contracts it issues.

The disclosures above include charges currently assessed to the contract holder. There are certain other additional charges, such as exchange charges and other taxes, which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc. ("FIIS"), all of which are affiliated with FMR LLC. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), an affiliate of FMR LLC, is the transfer and shareholder servicing agent for the VIP portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR LLC, in its capacity as advisor to the VIP mutual fund portfolios. Management fees are also paid by certain funds to Fidelity Strategic Advisers Inc., an affiliate of FMR LLC, in its capacity as advisor to the SAI mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2007 were 0.10% to 0.82% depending on the fund.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended
December 31, 2007:

	Purchases (000s)	Sales (000s)
VIP - Money Market	$ 345,675	$ 309,277
VIP - Money Market Investor Class	823,052	196,005
VIP - High Income	26,029	65,688
VIP - High Income Investor Class	68,192	46,139
VIP - Equity-Income	101,755	210,762
VIP - Equity-Income Investor Class	89,531	22,638
VIP - Growth	22,641	156,312
VIP - Growth Investor Class	61,176	3,821
VIP - Overseas	22,039	43,617
VIP - Overseas, Class R	42,067	16,267
VIP - Overseas, Class R Investor Class	83,027	4,390
VIP - Investment Grade Bond	32,596	98,648
VIP - Investment Grade Bond Investor Class	72,177	7,008
VIP - Asset Manager	43,173	71,352
VIP - Asset Manager Investor Class	18,739	3,609
VIP - Index 500	129,291	128,919
VIP - Asset Manager: Growth	7,467	28,325
VIP - Asset Manager: Growth Investor Class	9,697	2,503
VIP - Contrafund	411,936	194,716
VIP - Contrafund Investor Class	248,142	8,859
VIP - Balanced	27,383	28,411
VIP - Balanced Investor Class	289,228	2,986
VIP - Dynamic Capital Appreciation	12,063	21,279
VIP - Dynamic Capital Appreciation Investor Class	17,162	5,922
VIP - Growth & Income	15,651	44,156
VIP - Growth & Income Investor Class	14,628	1,858
VIP - Growth Opportunities	8,601	24,031
VIP - Growth Opportunities Investor Class	15,009	2,930
VIP - Mid Cap	78,588	107,465
VIP - Mid Cap Investor Class	81,084	9,916
VIP - Value Strategies	50,718	46,182
VIP - Value Strategies Investor Class	50,786	19,139
VIP - Utilities	54,777	49,625
VIP - Utilities Investor Class	33,124	16,477
VIP - Technology	31,922	26,212
VIP - Technology Investor Class	26,448	10,379
VIP - Energy	56,517	55,692
VIP - Energy Investor Class	60,146	12,295
VIP - Health Care	7,816	18,786
VIP - Health Care Investor Class	11,708	4,533
VIP - Financial Services	11,488	21,337
VIP - Financial Services Investor Class	7,066	6,884
VIP - Industrials	13,054	14,112
VIP - Industrials Investor Class	15,898	3,392
VIP - Consumer Discretionary	2,926	7,812
VIP - Consumer Discretionary Investor Class	2,704	4,129
VIP - Real Estate	38,790	104,077
VIP - Real Estate Investor Class	29,355	26,724

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Strategic Income	$ 23,112	$ 26,440
VIP - Strategic Income Investor Class	124,316	5,014
VIP - Aggressive Growth	14,131	4,491
VIP - Aggressive Growth Investor Class	9,439	3,097
VIP - International Capital Appreciation, Class R	25,338	6,175
VIP - International Capital Appreciation, Class R Investor Class	23,312	5,688
VIP - Value Leaders	8,790	16,311
VIP - Value Leaders Investor Class	24,278	10,337
VIP - Value	16,135	10,199
VIP - Value Investor Class	25,921	7,236
VIP - Growth Stock	7,938	2,654
VIP - Growth Stock Investor Class	7,581	3,020
VIP - Freedom Income	6,305	5,852
VIP - Freedom Income Investor Class	13,631	4,827
VIP - Freedom 2005	5,103	3,536
VIP - Freedom 2005 Investor Class	6,240	2,885
VIP - Freedom 2010	9,203	4,513
VIP - Freedom 2010 Investor Class	27,007	3,952
VIP - Freedom 2015	14,374	5,210
VIP - Freedom 2015 Investor Class	21,867	3,820
VIP - Freedom 2020	10,176	3,747
VIP - Freedom 2020 Investor Class	27,755	3,863
VIP - Freedom 2025	7,153	1,570
VIP - Freedom 2025 Investor Class	13,038	1,116
VIP - Freedom 2030	10,302	3,787
VIP - Freedom 2030 Investor Class	15,817	1,763
VIP - Freedom Lifetime Income I	2,255	1,207
VIP - Freedom Lifetime Income II	6,474	1,790
VIP - Freedom Lifetime Income III	2,455	437
VIP - Disciplined Small Cap	8,199	6,194
VIP - Disciplined Small Cap Investor Class	14,223	3,717
VIP - FundsManager 20%	94,183	10,561
VIP - FundsManager 50%	218,713	13,561
VIP - FundsManager 60% (a)	105,107	529
VIP - FundsManager 70%	266,813	24,266
VIP - FundsManager 85%	115,174	18,496
VIP - Consumer Staples (a)	4,946	244
VIP - Consumer Staples Investor Class (a)	3,678	86
VIP - Materials (a)	11,518	1,447
VIP - Materials Investor Class (a)	8,871	1,694
VIP - Telecommunications (a)	4,271	2,627
VIP - Telecommunications Investor Class (a)	4,603	2,566
UIF - Emerging Markets Equity	204,678	67,060
UIF - Emerging Markets Debt	23,074	19,249
UIF - Global Value Equity	19,381	16,610
UIF - International Magnum	51,154	29,014
OMIF - Growth II	27	11,203
OMIF - Small Cap	11,041	14,209
OMIF - Select Value	410	6,072
OMIF - Columbus Circle Technology & Communications	12	282,106
OMIF - Large Cap Growth	9	46,843

(a) New fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
WFAF - Advantage VT Discovery	$ 16	$ 18,971
WFAF - Advantage VT Opportunity	5,752	9,467
CST - Small Cap Core I	381	23,567
CST - International Focus	5,197	9,098
CST - Global Small Cap Focus	1,071	10,964
Lazard - Retirement Emerging Markets	121,081	24,346
SAI - Mid Cap Value (a)	1,150	460
SAI - Mid Cap Value Investor Class (a)	2,276	633
SAI - Small Cap Blend (a)	1,540	534
SAI - Small Cap Blend Investor Class (a)	3,544	608

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at
December 31, 2007:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Money Market	852,293	$ 852,293	$ 1.00
VIP - Money Market Investor Class	1,147,667	1,147,667	1.00
VIP - High Income	31,170	329,967	5.98
VIP - High Income Investor Class	12,914	83,809	5.96
VIP - Equity-Income	39,444	965,931	23.91
VIP - Equity-Income Investor Class	7,814	205,154	23.85
VIP - Growth	16,759	817,698	45.12
VIP - Growth Investor Class	2,897	109,890	45.00
VIP - Overseas	8,137	197,425	25.32
VIP - Overseas, Class R	5,849	123,347	25.27
VIP - Overseas, Class R Investor Class	6,996	158,903	25.26
VIP - Investment Grade Bond	34,232	453,696	12.76
VIP - Investment Grade Bond Investor Class	13,631	170,296	12.73
VIP - Asset Manager	26,586	437,853	16.57
VIP - Asset Manager Investor Class	2,544	39,393	16.53
VIP - Index 500	5,392	803,200	164.02
VIP - Asset Manager: Growth	9,374	152,061	15.51
VIP - Asset Manager: Growth Investor Class	942	13,378	15.46
VIP - Contrafund	57,862	1,499,639	27.90
VIP - Contrafund Investor Class	16,665	519,535	27.82
VIP - Balanced	12,718	192,785	15.83
VIP - Balanced Investor Class	23,069	361,966	15.77
VIP - Dynamic Capital Appreciation	4,350	41,008	9.13
VIP - Dynamic Capital Appreciation Investor Class	3,214	31,324	9.12
VIP - Growth & Income	12,298	198,090	17.01
VIP - Growth & Income Investor Class	1,681	26,566	16.96
VIP - Growth Opportunities	4,521	96,959	22.37
VIP - Growth Opportunities Investor Class	874	17,779	22.28
VIP - Mid Cap	18,411	510,320	36.16
VIP - Mid Cap Investor Class	6,318	214,772	36.07
VIP - Value Strategies	8,397	113,303	12.58
VIP - Value Strategies Investor Class	4,461	59,824	12.53
VIP - Utilities	5,409	68,833	13.09
VIP - Utilities Investor Class	2,536	32,690	13.05

(a) New fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Technology	5,883	$ 62,956	$ 11.02
VIP - Technology Investor Class	2,870	31,414	10.97
VIP - Energy	12,096	249,119	26.55
VIP - Energy Investor Class	4,456	101,179	26.49
VIP - Health Care	3,601	43,122	13.57
VIP - Health Care Investor Class	1,670	21,528	13.53
VIP - Financial Services	1,845	24,955	11.57
VIP - Financial Services Investor Class	825	11,317	11.54
VIP - Industrials	2,810	41,794	14.43
VIP - Industrials Investor Class	1,635	25,385	14.38
VIP - Consumer Discretionary	291	3,819	10.72
VIP - Consumer Discretionary Investor Class	191	2,534	10.72
VIP - Real Estate	4,048	87,109	14.38
VIP - Real Estate Investor Class	2,046	44,471	14.34
VIP - Strategic Income	9,925	106,448	10.63
VIP - Strategic Income Investor Class	19,727	213,453	10.62
VIP - Aggressive Growth	1,302	14,206	10.09
VIP - Aggressive Growth Investor Class	908	9,760	10.05
VIP - International Capital Appreciation, Class R	2,553	33,023	11.44
VIP - International Capital Appreciation, Class R Investor Class	3,023	38,138	11.41
VIP - Value Leaders	1,869	26,771	13.89
VIP - Value Leaders Investor Class	2,615	38,988	13.87
VIP - Value	1,303	18,706	13.11
VIP - Value Investor Class	2,633	36,973	13.09
VIP - Growth Stock	733	10,104	14.15
VIP - Growth Stock Investor Class	602	8,275	14.10
VIP - Freedom Income	725	8,008	10.80
VIP - Freedom Income Investor Class	1,742	18,737	10.79
VIP - Freedom 2005	693	8,089	11.59
VIP - Freedom 2005 Investor Class	640	7,342	11.53
VIP - Freedom 2010	1,921	22,036	11.96
VIP - Freedom 2010 Investor Class	4,531	49,989	11.56
VIP - Freedom 2015	2,286	27,191	12.29
VIP - Freedom 2015 Investor Class	4,696	51,976	11.86
VIP - Freedom 2020	1,924	22,967	12.63
VIP - Freedom 2020 Investor Class	5,690	63,896	12.09
VIP - Freedom 2025	925	11,559	12.71
VIP - Freedom 2025 Investor Class	2,142	24,536	12.21
VIP - Freedom 2030	1,385	17,562	13.02
VIP - Freedom 2030 Investor Class	2,283	26,563	12.48
VIP - Freedom Lifetime Income I	761	8,223	11.21
VIP - Freedom Lifetime Income II	1,772	19,838	11.68
VIP - Freedom Lifetime Income III	820	9,150	11.90
VIP - Disciplined Small Cap	839	9,921	11.18
VIP - Disciplined Small Cap Investor Class	1,658	19,481	11.16
VIP - FundsManager 20%	9,876	104,773	10.47
VIP - FundsManager 50%	30,625	325,877	10.51
VIP - FundsManager 60%	10,012	104,578	10.28
VIP - FundsManager 70%	36,407	393,342	10.65
VIP - FundsManager 85%	14,202	155,726	10.77

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Consumer Staples	441	$ 4,701	$ 11.08
VIP - Consumer Staples Investor Class	337	3,592	11.07
VIP - Materials	936	10,071	11.13
VIP - Materials Investor Class	659	7,177	11.13
VIP - Telecommunications	150	1,644	9.36
VIP - Telecommunications Investor Class	185	2,037	9.35
UIF - Emerging Markets Equity	19,133	360,262	24.27
UIF - Emerging Markets Debt	6,285	56,272	8.53
UIF - Global Value Equity	3,639	55,751	16.46
UIF - International Magnum	8,698	116,883	14.50
OMIF - Growth II	1,110	37,338	15.42
OMIF - Small Cap	3,556	68,938	22.35
OMIF - Select Value	1,678	30,391	18.39
OMIF - Columbus Circle Technology & Communications	15,370	909,301	3.56
OMIF - Large Cap Growth	4,468	169,180	12.89
WFAF - Advantage VT Discovery	2,401	73,301	20.11
WFAF - Advantage VT Opportunity	1,605	43,170	22.03
CST - Small Cap Core I	1,750	57,090	15.47
CST - International Focus	1,675	27,442	15.85
CST - Global Small Cap Focus	1,068	22,564	14.08
Lazard - Retirement Emerging Markets	5,200	132,260	25.60
SAI - Mid Cap Value	68	690	9.23
SAI - Mid Cap Value Investor Class	165	1,643	9.23
SAI - Small Cap Blend	101	1,006	9.03
SAI - Small Cap Blend Investor Class	302	2,936	9.03

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2007 and 2006 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2007	2006	2007	2006
VIP - Money Market
Units Issued	36,885	41,463	1,963	2,587
Units Redeemed	(36,694)	(40,837)	(2,116)	(2,529)
Net Increase (Decrease)	191	626	(153)	58
VIP - High Income
Units Issued	979	1,451	96	181
Units Redeemed	(2,346)	(3,178)	(374)	(420)
Net Increase (Decrease)	(1,367)	(1,727)	(278)	(239)
VIP - Equity-Income
Units Issued	872	1,625	86	187
Units Redeemed	(3,895)	(3,648)	(439)	(413)
Net Increase (Decrease)	(3,023)	(2,023)	(353)	(226)
VIP - Growth
Units Issued	755	551	108	58
Units Redeemed	(2,532)	(3,196)	(233)	(235)
Net Increase (Decrease)	(1,777)	(2,645)	(125)	(177)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2007	2006	2007	2006
VIP - Overseas
Units Issued	15	16	1	1
Units Redeemed	(1,013)	(1,007)	(53)	(79)
Net Increase (Decrease)	(998)	(991)	(52)	(78)
VIP - Overseas, Class R
Units Issued	3,365	5,223	426	569
Units Redeemed	(3,114)	(4,179)	(350)	(331)
Net Increase (Decrease)	251	1,044	76	238
VIP - Investment Grade Bond
Units Issued	1,810	1,833	156	235
Units Redeemed	(4,013)	(5,632)	(672)	(895)
Net Increase (Decrease)	(2,203)	(3,799)	(516)	(660)
VIP - Asset Manager
Units Issued	305	401	39	48
Units Redeemed	(1,877)	(2,639)	(293)	(404)
Net Increase (Decrease)	(1,572)	(2,238)	(254)	(356)
VIP - Index 500
Units Issued	1,503	1,905	121	167
Units Redeemed	(4,617)	(6,305)	(452)	(548)
Net Increase (Decrease)	(3,114)	(4,400)	(331)	(381)
VIP - Asset Manager: Growth
Units Issued	155	313	11	41
Units Redeemed	(1,035)	(1,688)	(156)	(249)
Net Increase (Decrease)	(880)	(1,375)	(145)	(208)
VIP - Contrafund
Units Issued	1,873	3,513	157	319
Units Redeemed	(7,992)	(10,842)	(670)	(903)
Net Increase (Decrease)	(6,119)	(7,329)	(513)	(584)
VIP - Balanced
Units Issued	1,823	2,110	229	288
Units Redeemed	(2,467)	(2,647)	(583)	(456)
Net Increase (Decrease)	(644)	(537)	(354)	(168)
VIP - Dynamic Capital Appreciation
Units Issued	947	3,298	58	354
Units Redeemed	(1,936)	(3,665)	(182)	(368)
Net Increase (Decrease)	(989)	(367)	(124)	(14)
VIP - Growth & Income
Units Issued	404	617	72	49
Units Redeemed	(2,112)	(2,752)	(418)	(477)
Net Increase (Decrease)	(1,708)	(2,135)	(346)	(428)
VIP - Growth Opportunities
Units Issued	1,059	637	184	138
Units Redeemed	(1,950)	(2,765)	(327)	(472)
Net Increase (Decrease)	(891)	(2,128)	(143)	(334)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2007	2006	2007	2006
VIP - Mid Cap
Units Issued	2,285	6,297	252	534
Units Redeemed	(9,130)	(13,805)	(953)	(1,244)
Net Increase (Decrease)	(6,845)	(7,508)	(701)	(710)
VIP - Value Strategies
Units Issued	3,522	1,225	407	175
Units Redeemed	(4,085)	(3,452)	(439)	(408)
Net Increase (Decrease)	(563)	(2,227)	(32)	(233)
VIP - Utilities (b)
Units Issued	5,159	3,994	659	596
Units Redeemed	(5,651)	(2,265)	(711)	(306)
Net Increase (Decrease)	(492)	1,729	(52)	290
VIP - Technology
Units Issued	3,047	3,994	376	394
Units Redeemed	(3,196)	(5,692)	(367)	(425)
Net Increase (Decrease)	(149)	(1,698)	9	(31)
VIP - Energy (b)
Units Issued	3,747	7,565	450	751
Units Redeemed	(5,097)	(11,814)	(480)	(1,122)
Net Increase (Decrease)	(1,350)	(4,249)	(30)	(371)
VIP - Health Care
Units Issued	815	2,196	78	207
Units Redeemed	(2,049)	(6,014)	(209)	(562)
Net Increase (Decrease)	(1,234)	(3,818)	(131)	(355)
VIP - Financial Services
Units Issued	1,041	1,588	84	288
Units Redeemed	(1,923)	(1,214)	(229)	(215)
Net Increase (Decrease)	(882)	374	(145)	73
VIP - Industrials (b)
Units Issued	738	1,540	119	185
Units Redeemed	(1,123)	(1,898)	(133)	(195)
Net Increase (Decrease)	(385)	(358)	(14)	(10)
VIP - Consumer Discretionary (b)
Units Issued	280	612	28	105
Units Redeemed	(668)	(447)	(103)	(45)
Net Increase (Decrease)	(388)	165	(75)	60
VIP - Real Estate
Units Issued	1,959	3,771	185	385
Units Redeemed	(6,221)	(3,535)	(777)	(296)
Net Increase (Decrease)	(4,262)	236	(592)	89
VIP - Strategic Income
Units Issued	3,035	3,711	328	526
Units Redeemed	(3,708)	(5,152)	(466)	(695)
Net Increase (Decrease)	(673)	(1,441)	(138)	(169)

(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2007	2006	2007	2006
VIP - Aggressive Growth
Units Issued	1,019	664	176	87
Units Redeemed	(563)	(712)	(50)	(94)
Net Increase (Decrease)	456	(48)	126	(7)
VIP - International Capital Appreciation
Units Issued	0	1,190	0	207
Units Redeemed	0	(1,788)	0	(362)
Net Increase (Decrease)	0	(598)	0	(155)
VIP - International Capital Appreciation, Class R (a)
Units Issued	1,829	1,696	342	119
Units Redeemed	(1,034)	(655)	(106)	(24)
Net Increase (Decrease)	795	1,041	236	(95)
VIP - Value Leaders
Units Issued	936	2,078	107	216
Units Redeemed	(1,855)	(2,190)	(217)	(109)
Net Increase (Decrease)	(919)	(112)	(110)	107
VIP - Value
Units Issued	1,455	1,120	178	139
Units Redeemed	(1,224)	(807)	(144)	(93)
Net Increase (Decrease)	231	313	34	46
VIP - Growth Stock
Units Issued	612	612	68	70
Units Redeemed	(289)	(1,836)	(46)	(196)
Net Increase (Decrease)	323	(1,224)	22	(126)
VIP - Freedom Income
Units Issued	631	629	0	24
Units Redeemed	(644)	(393)	(3)	0
Net Increase (Decrease)	(13)	236	(3)	24
VIP - Freedom 2005
Units Issued	407	535	0	0
Units Redeemed	(349)	(390)	0	0
Net Increase (Decrease)	58	145	0	0
VIP - Freedom 2010
Units Issued	858	1,160	4	3
Units Redeemed	(610)	(555)	0	0
Net Increase (Decrease)	248	605	4	3
VIP - Freedom 2015
Units Issued	1,243	1,035	0	5
Units Redeemed	(689)	(422)	0	0
Net Increase (Decrease)	554	613	0	5

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2007	2006	2007	2006
VIP - Freedom 2020
Units Issued	861	867	0	3
Units Redeemed	(498)	(627)	(1)	0
Net Increase (Decrease)	363	240	(1)	3
VIP - Freedom 2025
Units Issued	551	461	0	1
Units Redeemed	(183)	(313)	0	0
Net Increase (Decrease)	368	148	0	1
VIP - Freedom 2030
Units Issued	794	646	0	0
Units Redeemed	(432)	(332)	0	0
Net Increase (Decrease)	362	314	0	0
VIP - Disciplined Small Cap (a)
Units Issued	934	868	81	125
Units Redeemed	(802)	(169)	(71)	(9)
Net Increase (Decrease)	132	699	10	116
VIP - Funds Manager 20% (a)
Units Issued	1,894	574	249	90
Units Redeemed	(665)	(138)	(172)	(39)
Net Increase (Decrease)	1,229	436	77	51
VIP - Funds Manager 50% (a)
Units Issued	3,113	3,162	1,608	1,548
Units Redeemed	(1,304)	(557)	(390)	(153)
Net Increase (Decrease)	1,809	2,605	1,218	1,395
VIP - Funds Manager 70% (a)
Units Issued	4,152	3,623	1,618	1,941
Units Redeemed	(2,380)	(458)	(138)	0
Net Increase (Decrease)	1,772	3,165	1,480	1,941
VIP - Funds Manager 85% (a)
Units Issued	2,482	2,095	1,095	627
Units Redeemed	(1,494)	(322)	(334)	(79)
Net Increase (Decrease)	988	1,773	761	548
VIP - Consumer Staples (a)
Units Issued	466	0	29	0
Units Redeemed	(54)	0	0	0
Net Increase (Decrease)	412	0	29	0

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2007	2006	2007	2006
VIP - Materials (a)
Units Issued	1,080	0	124	0
Units Redeemed	(250)	0	(39)	0
Net Increase (Decrease)	830	0	85	0
VIP - Telecommunications (a)
Units Issued	403	0	27	0
Units Redeemed	(276)	0	(12)	0
Net Increase (Decrease)	127	0	15	0
UIF - Emerging Markets Equity
Units Issued	4,992	7,027	496	679
Units Redeemed	(5,794)	(7,989)	(434)	(720)
Net Increase (Decrease)	(802)	(962)	62	(41)
UIF - Emerging Markets Debt
Units Issued	351	788	54	55
Units Redeemed	(933)	(1,654)	(83)	(193)
Net Increase (Decrease)	(582)	(866)	(29)	(138)
UIF - Global Value Equity
Units Issued	509	855	61	69
Units Redeemed	(1,106)	(1,278)	(124)	(119)
Net Increase (Decrease)	(597)	(423)	(63)	(50)
UIF - International Magnum
Units Issued	1,632	2,560	166	319
Units Redeemed	(2,655)	(2,687)	(341)	(235)
Net Increase (Decrease)	(1,023)	(127)	(175)	84
OMIF - Growth II
Units Issued	34	9	54	0
Units Redeemed	(397)	(431)	(83)	(34)
Net Increase (Decrease)	(363)	(422)	(29)	(34)
OMIF - Small Cap
Units Issued	3	15	0	2
Units Redeemed	(614)	(1,136)	(103)	(161)
Net Increase (Decrease)	(611)	(1,121)	(103)	(159)
OMIF - Select Value
Units Issued	0	17	1	0
Units Redeemed	(223)	(473)	(52)	(82)
Net Increase (Decrease)	(223)	(456)	(51)	(82)

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2007	2006	2007	2006
OMIF - Columbus Circle Technology & Communications (b)
Units Issued	28	24	2	1
Units Redeemed	(1,657)	(2,269)	(52)	(47)
Net Increase (Decrease)	(1,629)	(2,245)	(50)	(46)
OMIF - Large Cap Growth
Units Issued	0	22	2	0
Units Redeemed	(749)	(988)	(55)	(63)
Net Increase (Decrease)	(749)	(966)	(53)	(63)
WFAF - Advantage VT Discovery (b)
Units Issued	0	16	3	0
Units Redeemed	(574)	(745)	(65)	(55)
Net Increase (Decrease)	(574)	(729)	(62)	(55)
WFAF - Advantage VT Opportunity (b)
Units Issued	0	9	0	0
Units Redeemed	(359)	(515)	(40)	(47)
Net Increase (Decrease)	(359)	(506)	(40)	(47)
CST - Small Cap Core I (b)
Units Issued	118	1,313	5	181
Units Redeemed	(1,060)	(2,632)	(129)	(310)
Net Increase (Decrease)	(942)	(1,319)	(124)	(129)
CST - International Focus
Units Issued	511	1,349	49	156
Units Redeemed	(835)	(1,407)	(62)	(121)
Net Increase (Decrease)	(324)	(58)	(13)	35
CST - Global Small Cap Focus
Units Issued	156	1,153	32	132
Units Redeemed	(745)	(1,872)	(84)	(224)
Net Increase (Decrease)	(589)	(719)	(52)	(92)
Lazard - Retirement Emerging Markets (a)
Units Issued	5,380	2,386	514	263
Units Redeemed	(2,873)	(523)	(238)	0
Net Increase (Decrease)	2,507	1,863	276	263
SAI - Mid Cap Value (a)
Units Issued	123	0	2	0
Units Redeemed	(58)	0	0	0
Net Increase (Decrease)	65	0	2	0
SAI - Small Cap Blend (a)
Units Issued	159	0	3	0
Units Redeemed	(62)	0	0	0
Net Increase (Decrease)	97	0	3	0

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2007	2006	2007	2006
VIP - Money Market Investor Class
Units Issued	171,174	125,132	735	2,444
Units Redeemed	(120,696)	(87,527)	(776)	(2,563)
Net Increase (Decrease)	50,478	37,605	(41)	(119)
VIP - High Income Investor Class
Units Issued	7,034	5,531	0	0
Units Redeemed	(5,720)	(1,459)	0	0
Net Increase (Decrease)	1,314	4,072	0	0
VIP - Equity Income Investor Class
Units Issued	9,735	9,904	0	0
Units Redeemed	(6,147)	(1,480)	0	0
Net Increase (Decrease)	3,588	8,424	0	0
VIP - Growth Investor Class
Units Issued	6,077	4,316	0	0
Units Redeemed	(1,697)	(1,067)	0	0
Net Increase (Decrease)	4,380	3,249	0	0
VIP - Overseas, Class R Investor Class
Units Issued	6,868	6,433	0	0
Units Redeemed	(2,260)	(1,624)	0	0
Net Increase (Decrease)	4,608	4,809	0	0
VIP - Investment Grade Bond Investor Class
Units Issued	8,954	9,012	0	0
Units Redeemed	(3,250)	(1,563)	0	0
Net Increase (Decrease)	5,704	7,449	0	0
VIP - Asset Manager Investor Class
Units Issued	1,580	1,744	0	0
Units Redeemed	(557)	(298)	0	0
Net Increase (Decrease)	1,023	1,446	0	0
VIP - Index 500
Units Issued	10,277	10,074	0	0
Units Redeemed	(4,137)	(2,550)	0	0
Net Increase (Decrease)	6,140	7,524	0	0
VIP - Asset Manager: Growth Investor Class
Units Issued	836	613	0	0
Units Redeemed	(299)	(129)	0	0
Net Increase (Decrease)	537	484	0	0
VIP - Contrafund Investor Class
Units Issued	16,412	20,601	0	0
Units Redeemed	(6,699)	(4,639)	0	0
Net Increase (Decrease)	9,713	15,962	0	0

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2007	2006	2007	2006
VIP - Balanced Investor Class
Units Issued	10,502	6,836	0	0
Units Redeemed	(2,370)	(1,210)	0	0
Net Increase (Decrease)	8,132	5,626	0	0
VIP - Dynamic Capital Appreciation Investor Class
Units Issued	1,468	1,871	0	0
Units Redeemed	(921)	(853)	0	0
Net Increase (Decrease)	547	1,018	0	0
VIP - Growth & Income Investor Class
Units Issued	1,232	1,071	0	0
Units Redeemed	(338)	(251)	0	0
Net Increase (Decrease)	894	820	0	0
VIP - Growth Opportunities Investor Class
Units Issued	1,380	496	0	0
Units Redeemed	(492)	(358)	0	0
Net Increase (Decrease)	888	138	0	0
VIP - Mid Cap Investor Class
Units Issued	8,407	11,407	0	0
Units Redeemed	(4,244)	(3,468)	0	0
Net Increase (Decrease)	4,163	7,939	0	0
VIP - Value Strategies Investor Class
Units Issued	4,945	2,349	0	0
Units Redeemed	(2,975)	(420)	0	0
Net Increase (Decrease)	1,970	1,929	0	0
VIP - Utilities Investor Class (b)
Units Issued	3,061	1,253	0	0
Units Redeemed	(2,182)	(144)	0	0
Net Increase (Decrease)	879	1,109	0	0
VIP - Technology Investor Class
Units Issued	2,500	1,414	0	0
Units Redeemed	(1,447)	(618)	0	0
Net Increase (Decrease)	1,053	796	0	0
VIP - Energy Investor Class (b)
Units Issued	4,995	4,476	0	0
Units Redeemed	(2,436)	(2,097)	0	0
Net Increase (Decrease)	2,559	2,379	0	0
VIP - Health Care Investor Class
Units Issued	1,304	1,513	0	0
Units Redeemed	(797)	(819)	0	0
Net Increase (Decrease)	507	694	0	0

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2007	2006	2007	2006
VIP - Financial Services Investor Class
Units Issued	808	1,001	0	0
Units Redeemed	(881)	(213)	0	0
Net Increase (Decrease)	(73)	788	0	0
VIP - Industrials Investor Class (b)
Units Issued	1,189	1,155	0	0
Units Redeemed	(515)	(349)	0	0
Net Increase (Decrease)	674	806	0	0
VIP - Consumer Discretionary Investor Class (b)
Units Issued	256	404	0	0
Units Redeemed	(418)	(65)	0	0
Net Increase (Decrease)	(162)	339	0	0
VIP - Real Estate Investor Class
Units Issued	2,784	3,195	0	0
Units Redeemed	(3,364)	(756)	0	0
Net Increase (Decrease)	(580)	2,439	0	0
VIP - Strategic Income Investor Class
Units Issued	13,263	8,034	0	0
Units Redeemed	(3,569)	(1,537)	0	0
Net Increase (Decrease)	9,694	6,497	0	0
VIP - Aggressive Growth Investor Class
Units Issued	763	381	0	0
Units Redeemed	(365)	(204)	0	0
Net Increase (Decrease)	398	177	0	0
VIP - International Capital Appreciation, Class R Investor Class
Units Issued	1,913	1,745	0	0
Units Redeemed	(1,042)	(797)	0	0
Net Increase (Decrease)	871	948	0	0
VIP - Value Leaders Investor Class
Units Issued	2,368	2,272	0	0
Units Redeemed	(1,652)	(469)	0	0
Net Increase (Decrease)	716	1,803	0	0
VIP - Value Investor Class
Units Issued	2,434	1,539	0	0
Units Redeemed	(1,228)	(525)	0	0
Net Increase (Decrease)	1,206	1,014	0	0
VIP - Growth Stock Investor Class
Units Issued	652	625	0	0
Units Redeemed	(334)	(474)	0	0
Net Increase (Decrease)	318	151	0	0

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2007	2006	2007	2006
VIP - Freedom Income Investor Class
Units Issued	1,246	957	0	0
Units Redeemed	(561)	(233)	0	0
Net Increase (Decrease)	685	724	0	0
VIP - Freedom 2005 Investor Class
Units Issued	529	392	0	0
Units Redeemed	(301)	(190)	0	0
Net Increase (Decrease)	228	202	0	0
VIP - Freedom 2010 Investor Class
Units Issued	2,404	2,310	0	0
Units Redeemed	(661)	(689)	0	0
Net Increase (Decrease)	1,743	1,621	0	0
VIP - Freedom 2015 Investor Class
Units Issued	1,893	2,831	0	0
Units Redeemed	(627)	(272)	0	0
Net Increase (Decrease)	1,266	2,559	0	0
VIP - Freedom 2020 Investor Class
Units Issued	2,267	3,019	0	0
Units Redeemed	(598)	(318)	0	0
Net Increase (Decrease)	1,669	2,701	0	0
VIP - Freedom 2025 Investor Class
Units Issued	1,063	1,021	0	0
Units Redeemed	(198)	(52)	0	0
Net Increase (Decrease)	865	969	0	0
VIP - Freedom 2030 Investor Class
Units Issued	1,341	989	0	0
Units Redeemed	(310)	(279)	0	0
Net Increase (Decrease)	1,031	710	0	0
VIP - Freedom Lifetime Income I
Units Issued	0	0	157	605
Units Redeemed	0	0	(112)	(119)
Net Increase (Decrease)	0	0	45	486
VIP - Freedom Lifetime Income II
Units Issued	0	0	440	1,327
Units Redeemed	0	0	(167)	(69)
Net Increase (Decrease)	0	0	273	1,258
VIP - Freedom Lifetime Income III
Units Issued	0	0	143	506
Units Redeemed	0	0	(39)	(34)
Net Increase (Decrease)	0	0	104	472

(a) New fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2007	2006	2007	2006
VIP - Disciplined Small Cap Investor Class (a)
Units Issued	1,682	1,106	0	0
Units Redeemed	(744)	(169)	0	0
Net Increase (Decrease)	938	937	0	0
VIP - FundsManager 20% (a)
Units Issued	7,423	1,800	0	0
Units Redeemed	(1,398)	(248)	0	0
Net Increase (Decrease)	6,025	1,552	0	0
VIP - FundsManager 50% (a)
Units Issued	17,342	8,164	0	0
Units Redeemed	(3,608)	(388)	0	0
Net Increase (Decrease)	13,734	7,776	0	0
VIP - FundsManager 70% (a)
Units Issued	19,208	10,151	0	0
Units Redeemed	(3,344)	(515)	0	0
Net Increase (Decrease)	15,864	9,636	0	0
VIP - FundsManager 85% (a)
Units Issued	7,576	3,651	0	0
Units Redeemed	(1,875)	(185)	0	0
Net Increase (Decrease)	5,701	3,466	0	0
VIP - Consumer Staples Investor Class (a)
Units Issued	356	0	0	0
Units Redeemed	(21)	0	0	0
Net Increase (Decrease)	335	0	0	0
VIP - Materials Investor Class (a)
Units Issued	910	0	0	0
Units Redeemed	(267)	0	0	0
Net Increase (Decrease)	643	0	0	0
VIP - Telecommunications Investor Class (a)
Units Issued	452	0	0	0
Units Redeemed	(278)	0	0	0
Net Increase (Decrease)	174	0	0	0
UIF - Emerging Markets Equity
Units Issued	8,170	2,870	0	0
Units Redeemed	(2,845)	(464)	0	0
Net Increase (Decrease)	5,325	2,406	0	0
UIF - Emerging Markets Debt
Units Issued	1,500	557	0	0
Units Redeemed	(485)	(28)	0	0
Net Increase (Decrease)	1,015	529	0	0

(a) New fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2007	2006	2007	2006
UIF - Global Value Equity
Units Issued	1,123	775	0	0
Units Redeemed	(650)	(73)	0	0
Net Increase (Decrease)	473	702	0	0
UIF - International Magnum
Units Issued	3,071	2,109	0	0
Units Redeemed	(1,525)	(175)	0	0
Net Increase (Decrease)	1,546	1,934	0	0
Lazard - Retirement Emerging Markets (a)
Units Issued	4,744	1,552	0	0
Units Redeemed	(1,934)	(182)	0	0
Net Increase (Decrease)	2,810	1,370	0	0
SAI - Mid Cap Value Investor Class (a)
Units Issued	237	0	0	0
Units Redeemed	(75)	0	0	0
Net Increase (Decrease)	162	0	0	0
SAI - Small Cap Blend Investor Class (a)
Units Issued	373	0	0	0
Units Redeemed	(76)	0	0	0
Net Increase (Decrease)	297	0	0	0
Fidelity Growth and Guaranteed Income
(in thousands)	2007
VIP - Money Market Investor Class
Units Issued	32,220
Units Redeemed	(28,119)
Net Increase (Decrease)	4,101
VIP - Balanced Investor Class
Units Issued	17,441
Units Redeemed	(69)
Net Increase (Decrease)	17,372
VIP - Funds Manager 60% (a)
Units Issued	10,192
Units Redeemed	(66)
Net Increase (Decrease)	10,126

(a) New fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios and total return for each sub account, for the years ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Money Market
2007	39,849	$21.41	$21.04	$ 852,298	0.80%	1.00%	5.09%	4.36%	4.15%
2006	39,810	$20.51	$20.20	$ 815,881	0.80%	1.00%	4.79%	4.04%	3.83%
2005	39,126	$19.71	$19.45	$ 770,756	0.80%	1.00%	2.99%	2.21%	2.00%
2004	42,027	$19.29	$19.07	$ 810,107	0.80%	1.00%	1.20%	0.40%	0.19%
2003	50,263	$19.21	$19.03	$ 965,169	0.80%	1.00%	1.00%	0.19%	(0.01%)
VIP - Money Market Investor Class
2007	103,716	$11.10	$10.12	$ 1,147,660	0.25%	1.25%	4.85%	4.89%	1.20%
2006	49,177	$10.59	$10.54	$ 520,616	0.25%	0.60%	4.80%	4.55%	4.19%
2005	11,691	$10.13	$10.11	$ 118,379	0.25%	0.60%	1.37%	1.26%	1.12% (c)
VIP - High Income
2007	5,828	$32.11	$31.55	$ 186,401	0.80%	1.00%	7.36%	1.96%	1.75%
2006	7,473	$31.49	$31.01	$ 234,543	0.80%	1.00%	7.18%	10.35%	10.13%
2005	9,439	$28.54	$28.16	$ 268,654	0.80%	1.00%	14.70%	1.88%	1.68%
2004	12,121	$28.01	$27.69	$ 338,797	0.80%	1.00%	8.53%	8.71%	8.49%
2003	14,564	$25.76	$25.52	$ 374,631	0.80%	1.00%	5.56%	26.25%	25.99%
VIP - High Income Investor Class
2007	6,700	$11.49	$11.49	$ 76,967	0.25%	0.25%	8.85%	2.30%	2.30%
2006	5,387	$11.23	$11.23	$ 60,491	0.25%	0.25%	12.57%	10.96%	10.96%
2005	1,315	$10.12	$10.12	$ 13,306	0.25%	0.25%	15.69%	1.20%	1.20% (c)
VIP - Equity-Income
2007	13,635	$69.34	$68.14	$ 943,119	0.80%	1.00%	1.64%	0.71%	0.51%
2006	17,012	$68.85	$67.80	$ 1,168,800	0.80%	1.00%	3.36%	19.23%	19.00%
2005	19,261	$57.74	$56.97	$ 1,110,065	0.80%	1.00%	1.69%	5.02%	4.81%
2004	22,947	$54.98	$54.36	$ 1,259,854	0.80%	1.00%	1.52%	10.63%	10.41%
2003	23,173	$49.70	$49.24	$ 1,150,272	0.80%	1.00%	1.79%	29.29%	29.03%
VIP - Equity-Income Investor Class
2007	15,010	$12.42	$12.42	$ 186,353	0.25%	0.25%	1.78%	1.13%	1.13%
2006	11,422	$12.28	$12.28	$ 140,223	0.25%	0.25%	3.65%	19.74%	19.74%
2005	2,998	$10.25	$10.25	$ 30,737	0.25%	0.25%	-	2.52%	2.52% (c)
VIP - Growth
2007	9,915	$76.40	$75.09	$ 756,185	0.80%	1.00%	0.86%	25.94%	25.69%
2006	11,817	$60.67	$59.74	$ 715,838	0.80%	1.00%	0.41%	6.00%	5.78%
2005	14,639	$57.23	$56.47	$ 836,725	0.80%	1.00%	0.53%	4.95%	4.74%
2004	18,994	$54.53	$53.92	$ 1,034,785	0.80%	1.00%	0.27%	2.55%	2.34%
2003	22,150	$53.18	$52.68	$ 1,176,912	0.80%	1.00%	0.27%	31.79%	31.52%
VIP - Growth Investor Class
2007	9,432	$13.82	$13.82	$ 130,363	0.25%	0.25%	0.62%	26.49%	26.49%
2006	5,052	$10.93	$10.93	$ 55,208	0.25%	0.25%	0.25%	6.45%	6.45%
2005	1,803	$10.27	$10.27	$ 18,510	0.25%	0.25%	-	2.65%	2.65% (c)

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

(f) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Overseas
2007	4,328	$47.67	$46.85	$ 206,041	0.80%	1.00%	3.27%	16.37%	16.13%
2006	5,378	$40.97	$40.34	$ 220,071	0.80%	1.00%	0.91%	17.14%	16.90%
2005	6,447	$34.97	$34.51	$ 225,259	0.80%	1.00%	0.71%	18.10%	17.86%
2004	8,403	$29.61	$29.28	$ 248,616	0.80%	1.00%	1.24%	12.72%	12.50%
2003	9,979	$26.27	$26.03	$ 261,967	0.80%	1.00%	0.78%	42.22%	41.94%
VIP - Overseas, Class R
2007	8,259	$17.91	$17.78	$ 147,801	0.80%	1.00%	3.38%	16.41%	16.18%
2006	7,932	$15.39	$15.30	$ 121,976	0.80%	1.00%	0.78%	17.08%	16.84%
2005	6,650	$13.14	$13.10	$ 87,366	0.80%	1.00%	0.62%	18.16%	17.93%
2004	4,800	$11.12	$11.11	$ 53,380	0.80%	1.00%	-	11.23%	11.08% (e)
VIP - Overseas, Class R Investor Class
2007	11,592	$15.24	$15.24	$ 176,714	0.25%	0.25%	3.29%	16.91%	16.91%
2006	6,984	$13.04	$13.04	$ 91,070	0.25%	0.25%	0.50%	17.65%	17.65%
2005	2,175	$11.08	$11.08	$ 24,102	0.25%	0.25%	-	10.83%	10.83% (c)
VIP - Investment Grade Bond
2007	14,462	$30.33	$29.80	$ 436,813	0.80%	1.00%	4.40%	3.51%	3.30%
2006	17,181	$29.30	$28.85	$ 501,653	0.80%	1.00%	4.27%	3.52%	3.31%
2005	21,640	$28.30	$27.93	$ 610,716	0.80%	1.00%	3.67%	1.38%	1.17%
2004	23,801	$27.92	$27.61	$ 662,933	0.80%	1.00%	4.31%	3.62%	3.41%
2003	27,504	$26.95	$26.70	$ 739,598	0.80%	1.00%	4.45%	4.36%	4.15%
VIP - Investment Grade Bond Investor Class
2007	15,945	$10.88	$10.88	$ 173,527	0.25%	0.25%	3.23%	4.01%	4.01%
2006	10,241	$10.46	$10.46	$ 107,155	0.25%	0.25%	2.36%	4.07%	4.07%
2005	2,792	$10.05	$10.05	$ 28,072	0.25%	0.25%	-	0.54%	0.54% (c)
VIP - Asset Manager
2007	11,194	$39.47	$38.79	$ 440,524	0.80%	1.00%	6.11%	14.57%	14.34%
2006	13,021	$34.45	$33.93	$ 447,443	0.80%	1.00%	2.83%	6.46%	6.25%
2005	15,615	$32.36	$31.93	$ 504,144	0.80%	1.00%	2.80%	3.21%	3.01%
2004	18,388	$31.35	$31.00	$ 575,514	0.80%	1.00%	2.75%	4.62%	4.41%
2003	20,033	$29.97	$29.69	$ 599,458	0.80%	1.00%	3.60%	17.03%	16.80%
VIP - Asset Manager Investor Class
2007	3,344	$12.58	$12.58	$ 42,052	0.25%	0.25%	6.19%	15.09%	15.09%
2006	2,321	$10.93	$10.93	$ 25,363	0.25%	0.25%	1.53%	6.97%	6.97%
2005	875	$10.22	$10.22	$ 8,940	0.25%	0.25%	-	2.15%	2.15% (c)
VIP - Index 500
2007	34,117	$12.36	$39.21	$ 884,464	0.25%	1.00%	3.56%	5.17%	4.38%
2006	31,422	$11.75	$37.56	$ 903,763	0.25%	1.00%	1.73%	15.44%	14.58%
2005	28,679	$10.18	$32.78	$ 868,798	0.25%	1.00%	1.82%	1.76%	3.78%
2004	28,949	$31.95	$31.59	$ 923,780	0.80%	1.00%	1.32%	9.73%	9.51%
2003	29,955	$29.12	$28.85	$ 871,353	0.80%	1.00%	1.41%	27.38%	27.13%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

(f) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Asset Manager: Growth
2007	5,490	$26.56	$26.11	$ 145,388	0.80%	1.00%	4.24%	18.01%	17.77%
2006	6,515	$22.51	$22.17	$ 146,264	0.80%	1.00%	2.14%	6.13%	5.92%
2005	8,098	$21.21	$20.93	$ 171,358	0.80%	1.00%	2.49%	3.06%	2.85%
2004	9,770	$20.58	$20.35	$ 200,687	0.80%	1.00%	2.35%	5.13%	4.92%
2003	11,007	$19.57	$19.39	$ 215,119	0.80%	1.00%	2.82%	22.35%	22.10%
VIP - Asset Manager: Growth Investor Class
2007	1,127	$12.92	$12.92	$ 14,563	0.25%	0.25%	4.32%	18.48%	18.48%
2006	590	$10.90	$10.90	$ 6,439	0.25%	0.25%	0.70%	6.53%	6.53%
2005	106	$10.24	$10.24	$ 1,085	0.25%	0.25%	-	2.35%	2.35% (c)
VIP - Contrafund
2007	31,312	$51.65	$50.76	$ 1,614,334	0.80%	1.00%	0.89%	16.65%	16.41%
2006	37,944	$44.28	$43.61	$ 1,677,582	0.80%	1.00%	1.27%	10.83%	10.60%
2005	45,857	$39.95	$39.43	$ 1,829,725	0.80%	1.00%	0.28%	16.00%	15.77%
2004	45,493	$34.44	$34.06	$ 1,565,303	0.80%	1.00%	0.33%	14.55%	14.32%
2003	43,778	$30.07	$29.79	$ 1,315,241	0.80%	1.00%	0.46%	27.44%	27.18%
VIP - Contrafund Investor Class
2007	33,303	$13.92	$13.92	$ 463,608	0.25%	0.25%	1.01%	17.17%	17.17%
2006	23,590	$11.88	$11.88	$ 280,267	0.25%	0.25%	1.33%	11.32%	11.32%
2005	7,628	$10.67	$10.67	$ 81,404	0.25%	0.25%	-	6.72%	6.72% (c)
VIP - Balanced
2007	10,814	$18.70	$18.38	$ 201,326	0.80%	1.00%	3.29%	8.17%	7.95%
2006	11,812	$17.29	$17.03	$ 203,386	0.80%	1.00%	2.02%	10.82%	10.59%
2005	12,517	$15.60	$15.40	$ 194,560	0.80%	1.00%	2.62%	4.92%	4.71%
2004	13,471	$14.87	$14.70	$ 199,693	0.80%	1.00%	2.03%	4.63%	4.41%
2003	13,663	$14.21	$14.08	$ 193,678	0.80%	1.00%	2.44%	16.78%	16.55%
VIP - Balanced Investor Class
2007	32,409	$12.60	$10.03	$ 363,794	0.25%	1.25%	3.53%	8.62%	0.28%
2006	6,904	$11.60	$11.60	$ 80,123	0.25%	0.25%	0.89%	11.28%	11.28%
2005	1,278	$10.43	$10.43	$ 13,332	0.25%	0.25%	-	4.28%	4.28% (c)
VIP - Dynamic Capital Appreciation
2007	2,480	$16.03	$15.89	$ 39,718	0.80%	1.00%	0.30%	6.26%	6.04%
2006	3,591	$15.09	$14.99	$ 54,146	0.80%	1.00%	0.50%	13.06%	12.84%
2005	3,972	$13.34	$13.28	$ 52,975	0.80%	1.00%	-	20.18%	19.93%
2004	1,446	$11.10	$11.08	$ 16,055	0.80%	1.00%	-	0.60%	0.39%
2003	1,271	$11.04	$11.03	$ 14,023	0.80%	1.00%	-	10.38%	10.32% (f)
VIP - Dynamic Capital Appreciation Investor Class
2007	2,217	$13.22	$13.22	$ 29,314	0.25%	0.25%	0.29%	6.64%	6.64%
2006	1,669	$12.40	$12.40	$ 20,701	0.25%	0.25%	0.55%	13.58%	13.58%
2005	651	$10.92	$10.92	$ 7,105	0.25%	0.25%	-	9.18%	9.18% (c)

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

(f) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth & Income
2007	9,669	$21.71	$21.33	$ 209,188	0.80%	1.00%	1.85%	11.22%	11.00%
2006	11,725	$19.52	$19.22	$ 228,163	0.80%	1.00%	0.96%	12.27%	12.05%
2005	14,288	$17.38	$17.15	$ 247,713	0.80%	1.00%	1.61%	6.78%	6.56%
2004	18,151	$16.28	$16.10	$ 294,886	0.80%	1.00%	0.92%	4.95%	4.74%
2003	21,626	$15.51	$15.37	$ 334,895	0.80%	1.00%	1.13%	22.78%	22.54%
VIP - Growth & Income Investor Class
2007	2,157	$13.22	$13.22	$ 28,518	0.25%	0.25%	1.80%	11.77%	11.77%
2006	1,263	$11.83	$11.83	$ 14,936	0.25%	0.25%	0.51%	12.67%	12.67%
2005	443	$10.50	$10.50	$ 4,647	0.25%	0.25%	-	4.96%	4.96% (c)
VIP - Growth Opportunities
2007	6,129	$16.55	$16.26	$ 101,147	0.80%	1.00%	-	22.19%	21.94%
2006	7,163	$13.54	$13.33	$ 96,768	0.80%	1.00%	0.78%	4.61%	4.40%
2005	9,625	$12.94	$12.77	$ 124,343	0.80%	1.00%	0.97%	8.02%	7.81%
2004	12,485	$11.98	$11.85	$ 149,354	0.80%	1.00%	0.54%	6.33%	6.12%
2003	12,838	$11.27	$11.16	$ 144,475	0.80%	1.00%	0.70%	28.83%	28.58%
VIP - Growth Opportunities Investor Class
2007	1,422	$13.70	$13.70	$ 19,479	0.25%	0.25%	-	22.72%	22.72%
2006	534	$11.16	$11.16	$ 5,960	0.25%	0.25%	0.62%	5.00%	5.00%
2005	396	$10.63	$10.63	$ 4,204	0.25%	0.25%	-	6.28%	6.28% (c)
VIP - Mid Cap
2007	27,031	$24.69	$24.31	$ 665,751	0.80%	1.00%	0.91%	14.70%	14.46%
2006	34,576	$21.53	$21.24	$ 742,899	0.80%	1.00%	0.37%	11.80%	11.58%
2005	42,794	$19.26	$19.04	$ 822,698	0.80%	1.00%	-	17.36%	17.13%
2004	43,149	$16.41	$16.25	$ 707,112	0.80%	1.00%	-	23.92%	23.67%
2003	39,740	$13.24	$13.14	$ 525,635	0.80%	1.00%	0.43%	37.53%	37.25%
VIP - Mid Cap Investor Class
2007	16,509	$13.80	$13.80	$ 227,889	0.25%	0.25%	0.75%	15.17%	15.17%
2006	12,345	$11.99	$11.99	$ 147,969	0.25%	0.25%	0.22%	12.31%	12.31%
2005	4,406	$10.67	$10.67	$ 47,025	0.25%	0.25%	-	6.72%	6.72% (c)
VIP - Value Strategies
2007	6,661	$15.88	$15.75	$ 105,634	0.80%	1.00%	0.94%	4.88%	4.66%
2006	7,254	$15.15	$15.05	$ 109,755	0.80%	1.00%	0.63%	15.41%	15.17%
2005	9,714	$13.12	$13.06	$ 127,394	0.80%	1.00%	-	1.84%	1.64%
2004	16,328	$12.89	$12.85	$ 210,340	0.80%	1.00%	-	13.21%	12.98%
2003	13,375	$11.38	$11.38	$ 152,236	0.80%	1.00%	-	13.83%	13.77% (f)
VIP - Value Strategies Investor Class
2007	4,462	$12.53	$12.53	$ 55,898	0.25%	0.25%	0.77%	5.26%	5.26%
2006	2,492	$11.90	$11.90	$ 29,662	0.25%	0.25%	0.29%	15.89%	15.89%
2005	563	$10.27	$10.27	$ 5,787	0.25%	0.25%	-	2.69%	2.69% (c)

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

(f) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Utilities (b)
2007	4,464	$15.89	$15.68	$ 70,793	0.80%	1.00%	1.57%	19.70%	19.45%
2006	5,008	$13.27	$13.13	$ 66,381	0.80%	1.00%	2.03%	30.74%	30.48%
2005	2,989	$10.15	$10.06	$ 30,318	0.80%	1.00%	1.88%	8.67%	8.45%
2004	3,568	$9.34	$9.28	$ 33,309	0.80%	1.00%	2.24%	23.61%	23.36%
2003	1,186	$7.56	$7.52	$ 8,958	0.80%	1.00%	1.18%	25.16%	24.91%
VIP - Utilities Investor Class (b)
2007	2,092	$15.82	$15.82	$ 33,094	0.25%	0.25%	1.94%	20.23%	20.23%
2006	1,213	$13.16	$13.16	$ 15,957	0.25%	0.25%	3.19%	31.24%	31.24%
2005	104	$10.03	$10.03	$ 1,047	0.25%	0.25%	5.18%	0.26%	0.26% (c)
VIP - Technology
2007	5,228	$12.41	$12.25	$ 64,826	0.80%	1.00%	-	14.43%	14.20%
2006	5,368	$10.85	$10.73	$ 58,180	0.80%	1.00%	-	7.32%	7.11%
2005	7,097	$10.11	$10.02	$ 71,696	0.80%	1.00%	0.46%	10.00%	9.78%
2004	11,636	$9.19	$9.13	$ 106,873	0.80%	1.00%	-	(0.38%)	(0.58%)
2003	16,777	$9.22	$9.18	$ 154,679	0.80%	1.00%	-	57.94%	57.63%
VIP - Technology Investor Class
2007	2,357	$13.36	$13.36	$ 31,480	0.25%	0.25%	-	14.86%	14.86%
2006	1,304	$11.63	$11.63	$ 15,161	0.25%	0.25%	-	7.83%	7.83%
2005	508	$10.78	$10.78	$ 5,480	0.25%	0.25%	-	7.84%	7.84% (c)
VIP - Energy (b)
2007	10,071	$31.94	$31.53	$ 321,162	0.80%	1.00%	0.28%	44.80%	44.51%
2006	11,453	$22.06	$21.82	$ 252,323	0.80%	1.00%	0.58%	15.98%	15.75%
2005	16,073	$19.02	$18.85	$ 305,374	0.80%	1.00%	0.55%	45.14%	44.85%
2004	8,606	$13.10	$13.01	$ 112,684	0.80%	1.00%	0.86%	22.96%	22.72%
2003	2,454	$10.66	$10.60	$ 26,136	0.80%	1.00%	0.63%	29.57%	29.30%
VIP - Energy Investor Class (b)
2007	6,380	$18.50	$18.50	$ 118,044	0.25%	0.25%	0.26%	45.51%	45.51%
2006	3,822	$12.71	$12.71	$ 48,591	0.25%	0.25%	0.85%	16.40%	16.40%
2005	1,443	$10.92	$10.92	$ 15,764	0.25%	0.25%	1.00%	9.23%	9.23% (c)
VIP - Health Care
2007	3,507	$13.95	$13.77	$ 48,860	0.80%	1.00%	0.54%	9.32%	9.10%
2006	4,873	$12.76	$12.62	$ 62,099	0.80%	1.00%	0.05%	5.49%	5.28%
2005	9,046	$12.09	$11.99	$ 109,317	0.80%	1.00%	0.16%	16.12%	15.89%
2004	5,633	$10.42	$10.34	$ 58,639	0.80%	1.00%	0.30%	8.09%	7.88%
2003	4,954	$9.64	$9.59	$ 47,718	0.80%	1.00%	-	15.24%	15.01%
VIP - Health Care Investor Class
2007	1,873	$12.06	$12.06	$ 22,595	0.25%	0.25%	0.35%	9.74%	9.74%
2006	1,366	$10.99	$10.99	$ 15,018	0.25%	0.25%	0.06%	5.95%	5.95%
2005	672	$10.38	$10.38	$ 6,976	0.25%	0.25%	-	3.76%	3.76% (c)

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

(f) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Financial Services
2007	1,642	$13.02	$12.85	$ 21,341	0.80%	1.00%	2.71%	(14.12%)	(14.30%)
2006	2,671	$15.16	$14.99	$ 40,436	0.80%	1.00%	1.17%	15.36%	15.13%
2005	2,224	$13.14	$13.02	$ 29,191	0.80%	1.00%	1.36%	6.85%	6.64%
2004	3,055	$12.30	$12.21	$ 37,542	0.80%	1.00%	-	10.84%	10.61%
2003	3,365	$11.09	$11.04	$ 37,319	0.80%	1.00%	1.21%	29.54%	29.28%
VIP - Financial Services Investor Class
2007	891	$10.69	$10.69	$ 9,524	0.25%	0.25%	2.60%	(13.81%)	(13.81%)
2006	964	$12.40	$12.40	$ 11,954	0.25%	0.25%	0.53%	15.83%	15.83%
2005	176	$10.71	$10.71	$ 1,889	0.25%	0.25%	-	7.08%	7.08%
VIP - Industrials (b)
2007	1,978	$20.53	$20.27	$ 40,545	0.80%	1.00%	0.56%	17.34%	17.11%
2006	2,376	$17.50	$17.31	$ 41,526	0.80%	1.00%	0.86%	14.71%	14.47%
2005	2,744	$15.25	$15.12	$ 41,817	0.80%	1.00%	0.54%	11.98%	11.76%
2004	4,015	$13.62	$13.53	$ 54,651	0.80%	1.00%	0.59%	23.11%	22.86%
2003	1,365	$11.06	$11.01	$ 15,092	0.80%	1.00%	0.38%	37.26%	36.99%
VIP - Industrials Investor Class (b)
2007	1,651	$14.24	$14.24	$ 23,514	0.25%	0.25%	0.69%	17.82%	17.82%
2006	977	$12.09	$12.09	$ 11,811	0.25%	0.25%	1.29%	15.14%	15.14%
2005	171	$10.50	$10.50	$ 1,795	0.25%	0.25%	1.12%	4.96%	4.96%
VIP - Consumer Discretionary (b)
2007	275	$11.36	$11.22	$ 3,118	0.80%	1.00%	0.22%	(8.88%)	(9.06%)
2006	738	$12.47	$12.34	$ 9,189	0.80%	1.00%	0.66%	11.73%	11.50%
2005	513	$11.16	$11.06	$ 5,720	0.80%	1.00%	-	2.15%	1.94%
2004	732	$10.93	$10.85	$ 7,993	0.80%	1.00%	-	8.46%	8.25%
2003	723	$10.08	$10.03	$ 7,278	0.80%	1.00%	-	24.09%	23.84%
VIP - Consumer Discretionary Investor Class (b)
2007	198	$10.34	$10.34	$ 2,050	0.25%	0.25%	0.16%	(8.52%)	(8.52%)
2006	360	$11.30	$11.30	$ 4,073	0.25%	0.25%	1.16%	12.34%	12.34%
2005	21	$10.06	$10.06	$ 214	0.25%	0.25%	-	0.61%	0.61%
VIP - Real Estate
2007	3,150	$18.50	$18.34	$ 58,211	0.80%	1.00%	0.91%	(18.39%)	(18.55%)
2006	8,004	$22.66	$22.52	$ 181,265	0.80%	1.00%	1.66%	35.62%	35.35%
2005	7,679	$16.71	$16.64	$ 128,262	0.80%	1.00%	2.37%	14.21%	13.98%
2004	9,115	$14.63	$14.60	$ 133,340	0.80%	1.00%	3.02%	33.07%	32.80%
2003	3,683	$11.00	$10.99	$ 40,503	0.80%	1.00%	1.90%	9.96%	9.90% (d)
VIP - Real Estate Investor Class
2007	2,515	$11.67	$11.67	$ 29,336	0.25%	0.25%	1.21%	(18.04%)	(18.04%)
2006	3,095	$14.23	$14.23	$ 44,046	0.25%	0.25%	2.59%	36.19%	36.19%
2005	656	$10.45	$10.45	$ 6,855	0.25%	0.25%	5.94%	4.51%	4.51%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

(f) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Strategic Income
2007	8,464	$12.48	$12.39	$ 105,500	0.80%	1.00%	4.48%	4.74%	4.52%
2006	9,275	$11.92	$11.85	$ 110,417	0.80%	1.00%	4.24%	7.00%	6.79%
2005	10,885	$11.14	$11.10	$ 121,153	0.80%	1.00%	4.26%	2.27%	2.07%
2004	7,800	$10.89	$10.87	$ 84,917	0.80%	1.00%	3.68%	8.89%	8.74% (c)
VIP - Strategic Income Investor Class
2007	18,325	$11.43	$11.43	$ 209,503	0.25%	0.25%	5.98%	5.28%	5.28%
2006	8,631	$10.86	$10.86	$ 93,727	0.25%	0.25%	7.24%	7.58%	7.58%
2005	2,134	$10.09	$10.09	$ 21,542	0.25%	0.25%	9.82%	0.93%	0.93%
VIP - Aggressive Growth
2007	964	$13.64	$13.57	$ 13,141	0.80%	1.00%	-	16.58%	16.34%
2006	382	$11.70	$11.67	$ 4,473	0.80%	1.00%	-	7.66%	7.45%
2005	437	$10.87	$10.86	$ 4,745	0.80%	1.00%	-	8.68%	8.57%
VIP - Aggressive Growth Investor Class
2007	700	$13.04	$13.04	$ 9,126	0.25%	0.25%	-	17.10%	17.10%
2006	301	$11.13	$11.13	$ 3,353	0.25%	0.25%	-	8.17%	8.17%
2005	124	$10.29	$10.29	$ 1,281	0.25%	0.25%	-	2.94%	2.94%
VIP - International Capital Appreciation
2006	0	$ 0	$ 0	$ 0	0.80%	1.00%	-	1.22%	1.18%
2005	753	$11.38	$11.37	$ 8,571	0.80%	1.00%	0.29%	13.81%	13.70%
VIP - International Capital Appreciation, Class R (a)
2007	2,168	$13.49	$13.42	$ 29,215	0.80%	1.00%	0.83%	4.32%	4.11%
2006	1,136	$12.93	$12.89	$ 14,688	0.80%	1.00%	0.83%	13.58%	13.36%
VIP - International Capital Appreciation Investor Class
2007	2,681	$12.86	$12.86	$ 34,491	0.25%	0.25%	0.66%	4.80%	4.80%
2006	1,810	$12.28	$12.28	$ 22,216	0.25%	0.25%	0.87%	13.94%	13.94%
2005	862	$10.77	$10.77	$ 9,285	0.25%	0.25%	0.47%	7.73%	7.73%
VIP - Value Leaders
2007	2,024	$12.84	$12.77	$ 25,966	0.80%	1.00%	1.08%	3.72%	3.51%
2006	3,054	$12.37	$12.34	$ 37,775	0.80%	1.00%	0.87%	14.26%	14.03%
2005	3,059	$10.83	$10.82	$ 33,122	0.80%	1.00%	0.57%	8.30%	8.19%
VIP - Value Leaders Investor Class
2007	2,912	$12.46	$12.46	$ 36,274	0.25%	0.25%	1.29%	4.22%	4.22%
2006	2,197	$11.95	$11.95	$ 26,254	0.25%	0.25%	1.52%	14.70%	14.70%
2005	394	$10.42	$10.42	$ 4,102	0.25%	0.25%	1.05%	4.20%	4.20%
VIP - Value
2007	1,392	$12.29	$12.23	$ 17,088	0.80%	1.00%	0.57%	1.27%	1.07%
2006	1,127	$12.13	$12.10	$ 13,671	0.80%	1.00%	1.26%	13.84%	13.61%
2005	768	$10.66	$10.65	$ 8,190	0.80%	1.00%	0.65%	6.60%	6.49%
VIP - Value Investor Class
2007	2,885	$11.95	$11.95	$ 34,465	0.25%	0.25%	0.57%	1.73%	1.73%
2006	1,679	$11.74	$11.74	$ 19,714	0.25%	0.25%	1.17%	14.20%	14.20%
2005	665	$10.28	$10.28	$ 6,835	0.25%	0.25%	1.15%	2.83%	2.83%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

(f) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth Stock
2007	804	$12.91	$12.85	$ 10,372	0.80%	1.00%	-	21.68%	21.43%
2006	459	$10.61	$10.58	$ 4,876	0.80%	1.00%	0.05%	0.31%	0.11%
2005	1,809	$10.58	$10.57	$ 19,138	0.80%	1.00%	-	5.80%	5.70%
VIP - Growth Stock Investor Class
2007	669	$12.69	$12.69	$ 8,494	0.25%	0.25%	-	22.15%	22.15%
2006	351	$10.39	$10.39	$ 3,652	0.25%	0.25%	0.02%	0.69%	0.69%
2005	200	$10.32	$10.32	$ 2,068	0.25%	0.25%	-	3.19%	3.19%
VIP - Freedom Income
2007	685	$11.44	$11.44	$ 7,833	0.80%	0.80%	3.71%	5.35%	5.35%
2006	701	$10.86	$10.86	$ 7,614	0.80%	0.80%	3.75%	6.09%	6.09%
2005	441	$10.23	$10.23	$ 4,516	0.80%	0.80%	1.37%	2.32%	2.32%
VIP - Freedom Income Investor Class
2007	1,644	$11.43	$11.43	$ 18,793	0.25%	0.25%	5.58%	5.81%	5.81%
2006	958	$10.81	$10.81	$ 10,356	0.25%	0.25%	0.21%	6.57%	6.57%
2005	234	$10.14	$10.14	$ 2,376	0.25%	0.25%	-	1.41%	1.41%
VIP - Freedom 2005
2007	654	$12.28	$12.28	$ 8,036	0.80%	0.80%	3.26%	7.78%	7.78%
2006	596	$11.40	$11.40	$ 6,795	0.80%	0.80%	2.82%	8.71%	8.71%
2005	451	$10.48	$10.48	$ 4,723	0.80%	0.80%	0.74%	4.82%	4.82%
VIP - Freedom 2005 Investor Class
2007	608	$12.14	$12.14	$ 7,373	0.25%	0.25%	4.26%	8.28%	8.28%
2006	379	$11.21	$11.21	$ 4,253	0.25%	0.25%	0.34%	9.44%	9.44%
2005	177	$10.24	$10.24	$ 1,810	0.25%	0.25%	-	2.41%	2.41%
VIP - Freedom 2010
2007	1,862	$12.34	$12.34	$ 22,972	0.80%	0.80%	2.74%	7.84%	7.84%
2006	1,608	$11.45	$11.45	$ 18,409	0.80%	0.80%	2.11%	8.95%	8.95%
2005	1,000	$10.51	$10.51	$ 10,506	0.80%	0.80%	0.65%	5.06%	5.06%
VIP - Freedom 2010 Investor Class
2007	4,313	$12.14	$12.14	$ 52,377	0.25%	0.25%	4.00%	8.36%	8.36%
2006	2,571	$11.21	$11.21	$ 28,808	0.25%	0.25%	0.22%	9.21%	9.21%
2005	950	$10.26	$10.26	$ 9,752	0.25%	0.25%	-	2.61%	2.61%
VIP - Freedom 2015
2007	2,212	$12.71	$12.71	$ 28,100	0.80%	0.80%	3.05%	8.45%	8.45%
2006	1,658	$11.72	$11.72	$ 19.429	0.80%	0.80%	1.39%	10.15%	10.15%
2005	1,040	$10.64	$10.64	$ 11,068	0.80%	0.80%	0.74%	6.37%	6.37%
VIP - Freedom 2015 Investor Class
2007	4,476	$12.44	$12.44	$ 55,690	0.25%	0.25%	3.72%	8.99%	8.99%
2006	3,210	$11.42	$11.42	$ 36,647	0.25%	0.25%	0.14%	10.61%	10.61%
2005	651	$10.32	$10.32	$ 6,720	0.25%	0.25%	-	3.21%	3.21%
VIP - Freedom 2020
2007	1,864	$13.04	$13.04	$ 24,299	0.80%	0.80%	2.34%	9.35%	9.35%
2006	1,502	$11.92	$11.92	$ 17,907	0.80%	0.80%	1.69%	11.06%	11.06%
2005	1,259	$10.74	$10.74	$ 13,512	0.80%	0.80%	0.80%	7.35%	7.35%
VIP - Freedom 2020 Investor Class
2007	5,410	$12.72	$12.72	$ 68,795	0.25%	0.25%	3.46%	9.92%	9.92%
2006	3,741	$11.57	$11.57	$ 43,281	0.25%	0.25%	0.24%	11.55%	11.55%
2005	1,040	$10.37	$10.37	$ 10,782	0.25%	0.25%	-	3.71%	3.71%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

(f) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2025
2007	890	$13.21	$13.21	$ 11,761	0.80%	0.80%	2.68%	9.61%	9.61%
2006	522	$12.05	$12.05	$ 6,288	0.80%	0.80%	1.86%	11.59%	11.59%
2005	372	$10.80	$10.80	$ 4,020	0.80%	0.80%	0.87%	8.02%	8.02%
VIP - Freedom 2025 Investor Class
2007	2,040	$12.83	$12.83	$ 26,159	0.25%	0.25%	3.46%	10.11%	10.11%
2006	1,175	$11.65	$11.65	$ 13,680	0.25%	0.25%	0.17%	11.98%	11.98%
2005	206	$10.40	$10.40	$ 2,145	0.25%	0.25%	-	4.01%	4.01%
VIP - Freedom 2030
2007	1,335	$13.51	$13.51	$ 18,031	0.80%	0.80%	2.27%	10.47%	10.47%
2006	973	$12.23	$12.23	$ 11,893	0.80%	0.80%	1.90%	12.29%	12.29%
2005	659	$10.89	$10.89	$ 7,169	0.80%	0.80%	0.87%	8.87%	8.87%
VIP - Freedom 2030 Investor Class
2007	2,181	$13.06	$13.06	$ 28,486	0.25%	0.25%	2.38%	11.00%	11.00%
2006	1,150	$11.77	$11.77	$ 13,534	0.25%	0.25%	0.28%	12.83%	12.83%
2005	440	$10.43	$10.43	$ 4,585	0.25%	0.25%	-	4.31%	4.31%
VIP - Freedom Lifetime Income I
2007	714	$11.95	$11.95	$ 8,532	0.60%	0.60%	3.05%	7.50%	7.50%
2006	669	$11.12	$11.12	$ 7,445	0.60%	0.60%	2.49%	8.50%	8.50%
2005	183	$10.25	$10.25	$ 1,871	0.60%	0.60%	2.11%	2.49%	2.49%
VIP - Freedom Lifetime Income II
2007	1,658	$12.48	$12.48	$ 20,699	0.60%	0.60%	2.64%	9.01%	9.01%
2006	1,385	$11.45	$11.45	$ 15,855	0.60%	0.60%	2.16%	10.71%	10.71%
2005	127	$10.34	$10.34	$ 1,316	0.60%	0.60%	1.51%	3.41%	3.41%
VIP - Freedom Lifetime Income III
2007	758	$12.87	$12.87	$ 9,760	0.60%	0.60%	2.44%	10.21%	10.21%
2006	654	$11.68	$11.68	$ 7,638	0.60%	0.60%	1.83%	12.11%	12.11%
2005	182	$10.42	$10.42	$ 1,899	0.60%	0.60%	1.46%	4.19%	4.19%
VIP - Disciplined Small Cap (a)
2007	958	$9.79	$9.76	$ 9,377	0.80%	1.00%	0.45%	(3.03%)	(3.23%)
2006	815	$10.10	$10.09	$ 8,233	0.80%	1.00%	0.33%	1.01%	0.87%
VIP - Disciplined Small Cap Investor Class (a)
2007	1,875	$9.87	$9.87	$ 18,504	0.25%	0.25%	0.46%	(2.65%)	(2.65%)
2006	937	$10.14	$10.14	$ 9,498	0.25%	0.25%	0.24%	1.37%	1.37%
VIP - FundsManager 20% (a)
2007	9,370	$11.06	$10.92	$ 103,405	0.25%	1.00%	4.33%	5.75%	4.95%
2006	2,039	$10.45	$10.40	$ 21,296	0.25%	1.00%	3.03%	4.54%	4.01%
VIP - FundsManager 50% (a)
2007	28,535	$11.31	$11.17	$ 321,865	0.25%	1.00%	2.98%	6.82%	6.01%
2006	11,776	$10.59	$10.53	$ 124,477	0.25%	1.00%	2.29%	5.86%	5.33%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

(f) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - FundsManager 60% (a)
2007	10,126	$10.17	$10.16	$ 102,926	1.10%	1.25%	1.35%	(0.37%)	(0.42%)
VIP - FundsManager 70% (a)
2007	33,860	$11.48	$11.34	$ 387,737	0.25%	1.00%	2.15%	7.52%	6.71%
2006	14,742	$10.68	$10.62	$ 157,178	0.25%	1.00%	2.10%	6.77%	6.24%
VIP - FundsManager 85% (a)
2007	13,237	$11.59	$11.45	$ 152,960	0.25%	1.00%	1.49%	8.35%	7.53%
2006	5,787	$10.70	$10.65	$ 61,818	0.25%	1.00%	1.61%	6.99%	6.45%
VIP - Consumer Staples (a)
2007	431	$11.09	$11.07	$ 4,886	0.80%	1.00%	0.89%	10.87%	10.72%
VIP - Consumer Staples Investor Class (a)
2007	335	$11.12	$11.12	$ 3,726	0.25%	0.25%	0.85%	11.19%	11.19%
VIP - Materials (a)
2007	915	$11.36	$11.35	$ 10,416	0.80%	1.00%	1.09%	13.65%	13.49%
VIP - Materials Investor Class (a)
2007	643	$11.40	$11.40	$ 7,335	0.25%	0.25%	0.96%	14.00%	14.00%
VIP - Telecommunications (a)
2007	142	$9.89	$9.87	$ 1,403	0.80%	1.00%	0.31%	(1.12%)	(1.25%)
VIP - Telecommunications Investor Class (a)
2007	174	$9.91	$9.91	$ 1,727	0.25%	0.25%	0.39%	(0.85%)	(0.85%)
UIF - Emerging Markets Equity
2007	17,884	$15.68	$33.28	$ 464,356	0.25%	1.00%	0.42%	40.10%	39.04%
2006	13,299	$11.19	$23.94	$ 291,299	0.25%	1.00%	0.71%	36.80%	35.78%
2005	11,896	$17.87	$17.63	$ 212,239	0.80%	1.00%	0.37%	32.79%	32.52%
2004	8,508	$13.45	$13.30	$ 114,366	0.80%	1.00%	0.64%	22.13%	21.88%
2003	9,146	$11.02	$10.92	$ 100,690	0.80%	1.00%	-	48.47%	48.18%
UIF - Emerging Markets Debt
2007	3,149	$11.53	$21.99	$ 53,610	0.25%	1.00%	7.26%	6.26%	5.46%
2006	2,745	$10.85	$20.85	$ 52,592	0.25%	1.00%	8.00%	10.53%	9.70%
2005	3,220	$19.26	$19.01	$ 61,936	0.80%	1.00%	7.73%	11.36%	11.13%
2004	3,293	$17.30	$17.10	$ 56,878	0.80%	1.00%	6.45%	9.18%	8.96%
2003	3,623	$15.84	$15.70	$ 57,339	0.80%	1.00%	-	26.84%	26.59%
UIF - Global Value Equity
2007	3,569	$11.82	$18.95	$ 59,901	0.25%	1.00%	1.85%	6.37%	5.57%
2006	3,756	$11.11	$17.95	$ 63,338	0.25%	1.00%	1.53%	20.90%	20.00%
2005	3,527	$15.16	$14.96	$ 53,352	0.80%	1.00%	1.06%	4.99%	4.78%
2004	3,911	$14.44	$14.27	$ 56,372	0.80%	1.00%	0.80%	12.63%	12.40%
2003	3,367	$12.82	$12.70	$ 43,093	0.80%	1.00%	-	27.93%	27.68%
UIF - International Magnum
2007	8,245	$12.53	$17.07	$ 126,122	0.25%	1.00%	1.51%	14.30%	13.44%
2006	7,898	$10.96	$15.05	$ 112,108	0.25%	1.00%	0.09%	24.82%	23.89%
2005	6,007	$12.31	$12.15	$ 73,782	0.80%	1.00%	1.27%	10.18%	9.96%
2004	5,747	$11.17	$11.05	$ 64,095	0.80%	1.00%	2.76%	16.45%	16.21%
2003	4,981	$9.60	$9.51	$ 47,710	0.80%	1.00%	0.21%	26.40%	26.14%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

(f) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
OMIF - Growth II
2007	1,252	$13.69	$13.45	$ 17,121	0.80%	1.00%	0.13%	22.44%	22.19%
2006	1,643	$11.18	$11.01	$ 18.344	0.80%	1.00%	-	6.34%	6.13%
2005	2,099	$10.51	$10.37	$ 22,039	0.80%	1.00%	-	10.47%	10.25%
2004	2,920	$9.52	$9.41	$ 27,771	0.80%	1.00%	-	5.76%	5.54%
2003	4,484	$9.00	$8.92	$ 40,325	0.80%	1.00%	-	24.70%	24.45%
OMIF - Small Cap
2007	3,174	$25.12	$24.69	$ 79,472	0.80%	1.00%	-	5.78%	5.57%
2006	3,889	$23.75	$23.39	$ 92,094	0.80%	1.00%	-	15.80%	15.57%
2005	5,169	$20.51	$20.24	$ 105,780	0.80%	1.00%	-	0.67%	0.46%
2004	7,032	$20.37	$20.14	$ 143,027	0.80%	1.00%	-	15.25%	15.02%
2003	11,413	$17.68	$17.51	$ 201,496	0.80%	1.00%	-	37.92%	37.64%
OMIF - Select Value
2007	1,436	$21.57	$21.20	$ 30,856	0.80%	1.00%	1.17%	4.67%	4.46%
2006	1,712	$20.61	$20.30	$ 35,155	0.80%	1.00%	1.49%	24.73%	24.48%
2005	2,250	$16.52	$16.31	$ 37,074	0.80%	1.00%	1.90%	3.67%	3.47%
2004	3,023	$15.94	$15.76	$ 48,073	0.80%	1.00%	2.01%	2.03%	1.82%
2003	4,883	$15.62	$15.48	$ 76,152	0.80%	1.00%	2.46%	17.35%	17.11%
OMIF - Columbus Circle Technology & Communications (b)
2007	4,513	$12.13	$11.92	$ 54,718	0.80%	1.00%	-	32.26%	31.99%
2006	6,194	$9.17	$9.03	$ 56,780	0.80%	1.00%	-	3.87%	3.66%
2005	8,484	$8.83	$8.71	$ 74,887	0.80%	1.00%	-	9.04%	8.82%
2004	12,310	$8.10	$8.01	$ 99,657	0.80%	1.00%	-	5.57%	5.36%
2003	18,575	$7.67	$7.60	$ 142,444	0.80%	1.00%	-	44.17%	43.88%
OMIF - Large Cap Growth
2007	2,746	$21.00	$20.64	$ 57,589	0.80%	1.00%	-	22.71%	22.46%
2006	3,549	$17.11	$16.85	$ 60,664	0.80%	1.00%	-	7.23%	7.01%
2005	4,578	$15.96	$15.75	$ 72,996	0.80%	1.00%	-	4.86%	4.65%
2004	6,474	$15.22	$15.05	$ 98,458	0.80%	1.00%	-	6.06%	5.85%
2003	9,553	$14.35	$14.22	$ 136,996	0.80%	1.00%	-	31.80%	31.54%
WFAF - Advantage VT Discovery (b)
2007	2,313	$20.92	$20.56	$ 48,278	0.80%	1.00%	-	21.34%	21.09%
2006	2,951	$17.24	$16.98	$ 50,773	0.80%	1.00%	-	13.73%	13.50%
2005	3,735	$15.16	$14.96	$ 56,536	0.80%	1.00%	-	8.73%	8.51%
2004	5,129	$13.94	$13.78	$ 71,425	0.80%	1.00%	-	18.20%	17.96%
2003	7,880	$11.79	$11.68	$ 92,853	0.80%	1.00%	-	33.14%	32.87%
WFAF - Advantage VT Opportunity (b)
2007	1,574	$22.53	$22.14	$ 35,369	0.80%	1.00%	0.59%	5.78%	5.56%
2006	1,973	$21.30	$20.97	$ 41,927	0.80%	1.00%	-	11.32%	11.10%
2005	2,526	$19.13	$18.88	$ 48,244	0.80%	1.00%	-	7.02%	6.81%
2004	3,438	$17.88	$17.67	$ 61,376	0.80%	1.00%	-	17.27%	17.04%
2003	5,229	$15.24	$15.10	$ 79,609	0.80%	1.00%	0.06%	35.91%	35.64%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

(f) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
CST - Small Cap Core I (b)
2007	2,313	$11.73	$11.53	$ 27,071	0.80%	1.00%	-	(1.63%)	(1.83%)
2006	3,382	$11.92	$11.74	$ 40,250	0.80%	1.00%	-	3.93%	3.72%
2005	4,830	$11.47	$11.32	$ 55,331	0.80%	1.00%	-	(3.46%)	(3.65%)
2004	8,235	$11.88	$11.75	$ 97,749	0.80%	1.00%	-	9.98%	9.76%
2003	9,766	$10.81	$10.70	$ 105,416	0.80%	1.00%	-	47.36%	47.06%
CST - International Focus
2007	1,576	$16.88	$16.59	$ 26,556	0.80%	1.00%	1.03%	15.66%	15.42%
2006	1,914	$14.59	$14.37	$ 27,899	0.80%	1.00%	1.08%	17.71%	17.47%
2005	1,937	$12.40	$12.23	$ 23,996	0.80%	1.00%	0.82%	16.50%	16.27%
2004	1,455	$10.64	$10.52	$ 15,470	0.80%	1.00%	0.94%	13.82%	13.59%
2003	1,415	$9.35	$9.26	$ 13,221	0.80%	1.00%	0.44%	32.03%	31.76%
CST - Global Small Cap Focus
2007	1,091	$13.81	$13.57	$ 15,031	0.80%	1.00%	-	(4.73%)	(4.92%)
2006	1,733	$14.49	$14.27	$ 25,066	0.80%	1.00%	-	12.30%	12.08%
2005	2,544	$12.90	$12.73	$ 32,774	0.80%	1.00%	-	15.22%	14.99%
2004	2,345	$11.20	$11.07	$ 26,227	0.80%	1.00%	-	17.04%	16.81%
2003	2,708	$9.57	$9.48	$ 25,887	0.80%	1.00%	-	46.48%	46.18%
Lazard - Retirement Emerging Markets (a)
2007	9,088	$14.72	$14.54	$ 133,122	0.25%	1.00%	2.08%	33.29%	32.29%
2006	3,496	$11.05	$10.99	$ 38,524	0.25%	1.00%	0.36%	10.45%	9.90%
SAI - Mid Cap Value (a)
2007	67	$9.36	$9.35	$ 630	0.80%	1.00%	0.67%	(6.35%)	(6.48%)
SAI - Mid Cap Value Investor Class (a)
2007	162	$9.39	$9.39	$ 1,522	0.25%	0.25%	0.73%	(6.10%)	(6.10%)
SAI - Small Cap Blend (a)
2007	100	$9.15	$9.14	$ 908	0.80%	1.00%	0.21%	(8.47%)	(8.60%)
SAI - Small Cap Blend Investor Class (a)
2007	297	$9.18	$9.18	$ 2,724	0.25%	0.25%	0.15%	(8.21%)	(8.21%)

(1) These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) The unit value and total return columns labeled "Highest" correspond with the product with the lowest expense ratio. The unit value and total return columns labeled "Lowest" correspond with the product with the highest expense ratio.

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

(f) These portfolios commenced operations on September 26, 2003.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Fidelity Investments Life Insurance Company and the Contractholders of Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company at December 31, 2007, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Fidelity Investments Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2007 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 4, 2008

Annual Report

Fidelity Retirement Reserves, Fidelity Income Advantage, Fidelity Personal Retirement, Fidelity Freedom Lifetime Income and Fidelity Growth and Guaranteed Income are issued by Fidelity Investments Life Insurance Company.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc. are the distributors.

82 Devonshire Street, Boston, MA 02109

N.NRR/FIA-ANN-0208
1.xxxxxx.xxx

PART C
OTHER INFORMATION

Item 24 Financial Statements and Exhibits

a) Financial Statements included in Part B

(1) The following financial statements of Fidelity Investments Variable Annuity Account I and of Fidelity Investments Life Insurance Company are filed in Part B.

(2) Statement of Assets and Liabilities for Fidelity Investments Variable Annuity Account I as of December 31, 2007.

(3) Statements of Operations and Changes in Net Assets for Fidelity Investments Variable Annuity Account I for Years Ended December 31, 2007 and 2006.

(4) Report of PricewaterhouseCoopers LLP on the Financial Statements of Fidelity Investments Variable Annuity Account I.

(5) Balance Sheets of Fidelity Investments Life Insurance Company as of December 31, 2007 and 2006.

(6) Consolidated Statements of Income for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2007, 2006 and 2005.

(7) Consolidated Statements of Changes in Stockholder's Equity for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2007, 2006 and 2005.

(8) Consolidated Statements of Cash Flows for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2007, 2006 and 2005.

(9) Report of PricewaterhouseCoopers LLP on Financial Statements of Fidelity Investments Life Insurance Company.

(10) There are no financial statements included in Part A, other than Accumulation Unit Values.

b) Exhibits

(1) Resolution of Board of Directors of Fidelity Investments Life Insurance Company ("Fidelity Investments Life") establishing the Fidelity Investments Variable Annuity Account I. (Note 1)

(2) Custody Agreement - Not Applicable

(3) Distribution Agreement between Fidelity Investments Life, Fidelity Insurance Agency and Fidelity Brokerage Services LLC. (Note 1)

(4) Variable Annuity Policy (Note 2)

(5) Form of Application for Deferred Variable Annuity (Note 2)

(6) Certification of Incorporation and By-laws

(a) Articles of Domestication of Fidelity Investments Life. (Note 1)

(b) Amended Bylaws of Fidelity Investments Life. (Note 1)

(7) Form of Reinsurance Agreement (Note 2)

(8) Not Applicable

(9) Legal opinion and consent of David J. Pearlman filed herein as Exhibit 9.

(10) Written consent of PricewaterhouseCoopers LLP - filed herein as Exhibit 10.

(11) Not Applicable

(12) Not Applicable

(13) (a) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund IV and Fidelity Distributors Corporation. (Note 1)

(14) Powers of Attorney

(a) Power of Attorney for Edward C. Johnson 3d (Note 2)

(b) Power of Attorney for Miles Mei - filed herein as Exhibit 14

(c) Power of Attorney for Roger A. Spillane Jr. (Note 3)

(d) Power of Attorney for Roger T. Servison (Note 4)

(e) Power of Attorney for Jon J. Skillman (Note 4)

(f) Power of Attorney for Clare S. Richer (Note 5)

(Note 1) Incorporated by reference from Post-Effective Amendment No. 10 to Registration Statement, Reg. No 33-24400, filed on April 26, 1996.

(Note 2) Incorporated by reference from the Initial Registration Statement on Form N-4 (No. 811-05315), filed electronically on March 19, 2007

(Note 3) Incorporated by reference from Post-Effective Amendment No. 20 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed on April 26, 2002.

(Note 4) Incorporated by reference from Post-Effective Amendment No. 1 to Registration Statement on Form N-4, Reg. No. 333-123884, filed on April 27, 2006.

(Note 5) Incorporated by reference from the initial filing of the Registration Statement on Form N-4, Reg. No.333-123884. filed on January 12, 2005.

Item 25 Directors and Officers of the Depositor

The directors and officers of Fidelity Investments Life are as follows:

Directors of Fidelity Investments Life

EDWARD C. JOHNSON 3d, Director

DAVID L. MURPHY, Director

RODNEY R. ROHDA, Director

CLARE S. RICHER, Director

RICHARD A. SPILLANE, JR., Director

ROGER T. SERVISON, Director

JON J. SKILLMAN, Director and President

Executive Officers Who Are Not Directors of Fidelity Investments Life

Joan M. Bloom	\\\\\\\\\\\\\\\\\\\	Sr. Vice President, Marketing
Robert J. Cummings		Sr. Vice President, Client Services
Edward M. Shea		Assistant Secretary
Ronald J. Reisz		Assistant Vice President, Operations
Jeffrey C. Wall		Assistant Vice President, Operations
David A. Golino		Sr. Vice President and Chief Financial Officer
Miles Mei		Treasurer
David J. Pearlman		Sr. Vice President, Secretary and
Senior Legal Counsel
Felicia F. Tierney		Vice President, Human Resources
Paul J. Vancheri		Sr. Vice President, Systems and Technology
Jeffrey K. Cimini		Executive Vice President, Sales
William J. Johnson Jr.		Actuary and Executive Vice President, Investment
Product Developement and Risk Management
Thomas M. Ewanich		Vice President and Actuary
Earl F. Martin		Appointed Actuary
Maryann P. Crews		Illustration Actuary
Brian N. Leary		Vice President and Chief Compliance Officer

The address for each person named in Item 25 is 82 Devonshire Street, Boston, Massachusetts 02109.

Item 26 Persons Controlled By or Under Common Control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement on Form N-4 filed August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, which is incorporated herein by reference.

Item 27 Number of Contract Owners.

On March 31, 2008 there were 3,187 Qualified Contracts and 542 Non-Qualified Contracts.

Item 28 Indemnification

FMR LLC and its subsidiaries own a directors' and officers' liability reimbursement contract (the "Policies"), issued by National Union Fire Insurance Company, that provides coverage for "Loss" (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Fidelity Investments Life Insurance Company. A $10 million limit (policy aggregate) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Fidelity Investments Life Insurance Company.

Utah law (Revised Business Corporation Act §16-10a-901 et seq.) provides, in substance, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of Fidelity's By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS

ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation's request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation's request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgements, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation. Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law. These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a) Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	Steven P. Akin	\\\\\\\\\\\\\\\\\\\\\\\	Director
	Rodger A. Lawson		Director
	Steven P. Akin		Chief Executive Officer and President
	Richard Lyons		Chief Financial Officer
	Jim Smith		Senior Vice President, Real Estate
	John W. Callahan		Executive Vice President
	Tami R. Rash		Treasurer
	J. Gregory Wass		Assistant Treasurer
	David Forman		Secretary and Chief Legal Officer
	Susan Sturdy		Assistant Secretary
	Susan Boudrot		Chief Compliance Officer
	Roger Hobby		Executive Vice President, Family Office

The address for each person named in Item 29 is 82 Devonshire Street, Boston, Massachusetts 02109.

(c) $0.00

Item 30 Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Fidelity Investments Life Insurance Company at 82 Devonshire Street, Boston, Massachusetts 02109.

Item 31 Management Services - Not applicable

Item 32 Undertakings

(a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information ("SAI"), or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a SAI.

(c) Registrant undertakes to deliver any SAI and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it meets the definition of a "separate account" under the federal securities laws.

(e) Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy ("the contract") offered by Fidelity Investment Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Fidelity Investment Life Insurance Company

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, Fidelity Investments Variable Annuity Account I and Fidelity Investments Life Insurance Company, have duly caused this post-effective amendment No. 1 to the Registration Statement on N-4 to be signed on their behalf in the city of Boston and the Commonwealth of Massachusetts, on this 28th day of April, 2008.

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I

(Registrant)

By: FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Attest:	/s/David J. Pearlman
	Jon J. Skillman	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\		David J. Pearlman,
	President	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\		Secretary

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on this 28th day of April, 2008.

Signature	Title

/s/ *		)
Jon J. Skillman	President and Director	)
)
)
/s/ *		)
Miles Mei	Treasurer	)
)
/s/ *		)
Clare S. Richer	Director	)
)
/s/ *		)
Richard A. Spillane, Jr.	Director	) By:	/s/David J. Pearlman
		)	David J. Pearlman
/s/ *		)	(Attorney-in-Fact)
Roger T. Servison	Director	)
)
/s/ *		)
Edward C. Johnson 3d	Director	)